              As filed with Securities and Exchange Commission on
                                April 27, 1999
                                                       Registration No. 33-65263
____________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                          ____________________________

                                   FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 5
                        TO REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                         _____________________________

                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact Name of Trust)

                      NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)
                              501 Boylston Street
                          Boston, Massachusetts 02117
             (Address of depositor's principal executive offices)

                             MARIE C. SWIFT, ESQ.
                                    Counsel
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02117
                    (Name and address of agent for service)

                                  Copies to:
                             STEPHEN E. ROTH, ESQ.
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004
                          ___________________________

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on April 30, 1999 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Modified Single Premium Variable Life Insurance Policies.

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

                       Registration Statement on Form S-6

                             Cross-Reference Sheet

Form N-8B-2
Item No.         Caption in Prospectus
-----------      ---------------------

1                Cover Page
2                Cover Page
3                Inapplicable
4                NELICO's Distribution Agreement
5                NELICO
6                The Variable Account
9                Inapplicable
10(a)            Other Policy Features
10(b)            Cash Value and Cash Value Benefits
10(c), (d), (e)  Cash Value and Cash Value Benefits; Right to Return the
                 Policy; Lapse and Reinstatement
10(f), (g), (h)  Voting Rights; Rights Reserved by NELICO
10(i)            Limits to NELICO's Right to Challenge the Policy; Payment of
                 Proceeds; Investments of the Variable Account
11               The Variable Account
12               Investments of the Variable Account; NELICO's Distribution
                 Agreement
13               Charges and Expenses; NELICO's Distribution Agreement; Charge
                 for NELICO's Income Taxes; Appendix A
14               Premium Payments
15               Premium Payments
16               Investments of the Variable Account
17               Captions referenced under Items 10(c), (d), (e) and (i) above
18               The Variable Account; Appendix B
19               Reports; NELICO's Distribution Agreement
20               Captions referenced under Items 6 and 10(g) above
21               Loan Privilege
22               Inapplicable
23               NELICO's Distribution Agreement
24               Limits to NELICO's Right to Challenge the Policy
25               NELICO
26               NELICO's Distribution Agreement
27               NELICO
28               Management
29               NELICO
30               Inapplicable
31               Inapplicable
32               Inapplicable
33               Inapplicable



Form N-8B-2
Item No.         Caption in Prospectus
-----------      ---------------------

34               NELICO's Distribution Agreement
35               NELICO
36               Inapplicable
37               Inapplicable
38               NELICO's Distribution Agreement
39               NELICO's Distribution Agreement
40               NELICO's Distribution Agreement
41(a)            NELICO's Distribution Agreement
42               Inapplicable
43               Inapplicable
44(a)            Investments of the Variable Account; Premium Payments
44(b)            Charges and Expenses
44(c)            Premium Payments; Deductions from Initial Premium; Deductions from Additional Payments
45               Inapplicable
46               Investments of the Variable Account; Captions referenced under
                 Items 10(c), (d) and (e) above
47               Inapplicable
48               Inapplicable
49               Inapplicable
50               Inapplicable
51               Cover Page; Death Benefit; Lapse and Reinstatement; Charges and
                 Expenses; Policy Owner and Beneficiary; Premium Payments;
                 NELICO's Distribution Agreement
52               Rights Reserved by NELICO
53               Tax Considerations
54               Inapplicable
55               Inapplicable
59               Financial Statements


                            AMERICAN GATEWAY SERIES

           Modified Single Premium Variable Life Insurance Policies
                                   Issued by
                  New England Variable Life Separate Account

                                                          Home Office:
                                                   New England Life Insurance
                                                             Company
                                                       501 Boylston Street
                                                   Boston, Massachusetts 02116
                                                         (617) 578-2000

  This prospectus offers individual modified single premium variable life insurance policies (the "Policies") issued by New England Life Insurance Company ("NELICO").

  You may purchase a Single Insured Policy or a Last Survivor Policy. A Single Insured Policy pays a death benefit on the death of a single named insured. A Last Survivor Policy pays a death benefit on the last of two named insureds to die. The death benefit is the greater of the variable death benefit and the minimum guaranteed death benefit. The variable death benefit amount is the Policy's cash value divided by the applicable net single premium. The initial minimum guaranteed death benefit is based on premium payments made.

  You may allocate premiums to one or more investment Sub-Accounts of NELICO's Variable Life Separate Account (the "Variable Account"). Each Sub-Account of the Variable Account invests in shares of an Eligible Fund of the New England Zenith Fund. The Eligible Funds are:

Loomis Sayles Small Cap Series            Westpeak Stock Index Series
Morgan Stanley International Magnum       Loomis Sayles Balanced Series
Equity Series                             Back Bay Advisors Managed Series
Alger Equity Growth Series                Salomon Brothers Strategic Bond
                                          Opportunities Series
Goldman Sachs Midcap Value Series         Back Bay Advisors Bond Income Series

Davis Venture Value Series                Salomon Brothers U.S. Government
                                          Series
MFS Investors Series*
                                          Back Bay Advisors Money Market
MFS Research Managers Series*             Series
Westpeak Growth and Income Series
--------

* Availability is subject to any necessary state insurance department approvals.

  You may make partial surrenders and Policy loans from time to time, subject to certain restrictions. In almost all cases, the Policies will be modified endowment contracts for federal income tax purposes.

  A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF AN INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE POLICY. ANY AMOUNTS THAT ARE TAXABLE WITHDRAWALS WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS, INCLUDING AN EXCEPTION FOR DISTRIBUTIONS MADE ON OR AFTER THE DATE WHEN YOU ATTAIN AGE 59 1/2.

  The cash value of your Policy will vary daily with the investment experience of the Eligible Funds.

  You may cancel the Policy during the "right to return the Policy" period. Because of this right, we will invest your initial premium in the Money Market Sub-Account until 15 days (in most states) after we mail the confirmation for the initial premium. Thereafter, the cash value will be invested in the Sub-Accounts according to your instructions.

  It may not be advantageous to replace existing insurance with the Policy described in this prospectus.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE POLICIES AND HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE ELIGIBLE FUNDS' PROSPECTUS IS ATTACHED. PLEASE READ IT AND KEEP IT FOR REFERENCE.

  THE POLICIES HAVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

                                APRIL 30, 1999

                               TABLE OF CONTENTS

GLOSSARY...................................................................  A-4
INTRODUCTION TO THE POLICIES...............................................  A-5
 The Policies..............................................................  A-5
 Comparison to Other Policies and Other Investments........................  A-5
 Diagram of Policy.........................................................  A-7
 Availability of the Policy................................................  A-9
 Policy Charges............................................................  A-9
 Right to Return the Policy................................................ A-11
 Receipt of Communications and Payments at NELICO's Home Office............ A-11
NELICO..................................................................... A-12
PREMIUMS................................................................... A-12
 Applying for a Policy..................................................... A-12
 Premium Payments.......................................................... A-12
 Lapse and Reinstatement................................................... A-13
ALLOCATION OF PREMIUM PAYMENTS AND TRANSFER OF CASH VALUE.................. A-14
 Allocation of Premium Payments............................................ A-14
 Amount Provided for Investment under the Policy........................... A-14
 Transfer Option........................................................... A-15
 Dollar Cost Averaging..................................................... A-15
 Asset Rebalancing......................................................... A-15
 Transfer and Reallocation Requests........................................ A-16
DEATH BENEFIT.............................................................. A-16
 How the Death Benefit is Determined....................................... A-16
 Minimum Guaranteed Death Benefit.......................................... A-17
 Adjustments to the Death Proceeds Payable................................. A-17
 Payment of Death Benefit Proceeds......................................... A-17
CASH VALUE AND CASH VALUE BENEFITS......................................... A-17
 Cash Value................................................................ A-17
 Net Investment Experience................................................. A-18
 Loan Privilege............................................................ A-18
 Effect of Policy Loan..................................................... A-18
 Surrender................................................................. A-19
 Partial Surrenders........................................................ A-20
 Effect of Partial Surrender on Cash Value and Death Benefit............... A-20
 Acceleration of Benefits Rider--Terminal Illness.......................... A-20
 Acceleration of Benefits Rider--Long-Term Care............................ A-21
 Payment of Proceeds....................................................... A-21
 Payment Options........................................................... A-21
CHARGES AND EXPENSES....................................................... A-22
 Deductions from Payments.................................................. A-22
 Monthly Deduction from Cash Value......................................... A-22
 Sales Charges............................................................. A-23
 State Premium Tax Charge.................................................. A-23
 Charges Under Policies Issued to New York Residents....................... A-23
 Cost of Insurance Charge.................................................. A-24
 Administrative Charge..................................................... A-25
 Monthly Maintenance Charge................................................ A-25
 Surrender Charge.......................................................... A-26
 Mortality and Expense Risk Charge......................................... A-26
 Daily Charges Deducted from the Variable Account Assets................... A-26
 Charges Deducted from Eligible Fund Assets................................ A-26

 Charges for Additional Services.......................................... A-26
 Group or Sponsored Arrangements.......................................... A-27
THE VARIABLE ACCOUNT...................................................... A-27
 Investments of the Variable Account...................................... A-28
 Investment Management.................................................... A-30
OTHER POLICY FEATURES..................................................... A-31
 Policy Owner and Beneficiary............................................. A-31
 Exchange of Policy....................................................... A-31
NELICO'S DISTRIBUTION AGREEMENT........................................... A-31
LIMITS TO NELICO'S RIGHT TO CHALLENGE THE POLICY.......................... A-32
 Misstatement of Age or Sex............................................... A-32
 Suicide.................................................................. A-32
TAX CONSIDERATIONS........................................................ A-33
 Introduction............................................................. A-33
 Tax Status of the Policy................................................. A-33
 Tax Treatment of Policy Benefits......................................... A-33
 In General............................................................... A-33
 Modified Endowment Contracts ............................................ A-33
 Investment in the Policy................................................. A-34
 Policy Loans............................................................. A-34
 Multiple Policies........................................................ A-34
 Accelerated Benefits Rider............................................... A-34
 Other Policy Owner Tax Matters........................................... A-34
 Possible Tax Law Changes................................................. A-35
 NELICO's Income Taxes.................................................... A-35
MANAGEMENT................................................................ A-36
VOTING RIGHTS............................................................. A-38
RIGHTS RESERVED BY NELICO................................................. A-39
TOLL-FREE NUMBERS......................................................... A-39
REPORTS................................................................... A-40
ADVERTISING PRACTICES..................................................... A-40
LEGAL MATTERS............................................................. A-40
REGISTRATION STATEMENT.................................................... A-41
EXPERTS................................................................... A-41
APPENDIX A: ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES, NET CASH VALUES
 AND ACCUMULATED PREMIUMS................................................. A-42
APPENDIX B: INVESTMENT EXPERIENCE INFORMATION............................. A-54
APPENDIX C: EXAMPLE OF EFFECT OF NEGATIVE INVESTMENT PERFORMANCE ON
 CALCULATION OF SURRENDER CHARGES; EXAMPLE OF ADJUSTMENT TO PREMIUM TAX
 CHARGE RESULTING FROM ADDITIONAL PAYMENTS................................ A-76
APPENDIX D: EXAMPLES OF EFFECT OF SURRENDERS AND PARTIAL SURRENDERS ON
 OPERATION OF POLICY...................................................... A-77
APPENDIX E: LONG-TERM MARKET TRENDS....................................... A-79
APPENDIX F: DOLLAR COST AVERAGING......................................... A-80
FINANCIAL STATEMENTS......................................................  F-1

                                   GLOSSARY

  We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. These terms are defined below.

  AGE. For purposes of this prospectus, the age of an insured refers to the insured's age at his or her last birthday. Joint insureds are assigned the same "joint equal age," which reflects the anticipated mortality of both insureds (except in Texas and New Jersey where the age of the younger insured is used).

  CASH VALUE. A Policy's cash value is the sum of the amount of its cash value held in the Variable Account and, if there is an outstanding policy loan, the amount of its cash value held in NELICO's general account as a result of the loan.

  FACE AMOUNT. The amount of the initial premium.

  INVESTMENT START DATE. This is the latest of the date NELICO receives the initial premium for the Policy, the date when the last Part II of the Policy application or the Supplement to the Part I Application is signed, if any is required, and the Policy Date. It is the date when an amount is first provided for investment under the Policy.

  ISSUE AGE. The age of an insured as of the last birthday on or before the Policy Date. In the case of a Last Survivor Policy, "issue age" refers to the joint equal age assigned to both insureds (insureds' ages must be no more than 9 years apart). For a Last Survivor Policy issued in Texas and New Jersey, the "issue age" is the age of the younger insured (insureds' ages must be no more than 5 years apart).

  NET CASH VALUE. On any day, the Policy's net cash value is equal to the cash value for that day, reduced by any outstanding Policy loan balance and also reduced by any Surrender Charge that would apply on surrender.

  POLICY DATE. If you make the initial premium payment with the application or during the underwriting process, the Policy Date is generally the later of the date when the last Part II of the application or the Supplement to the Part I Application is signed, if any is required, and receipt of the premium payment. If you do not submit the initial premium with the application or during the underwriting process, the Policy Date will generally be the date NELICO receives the initial premium payment for the Policy. The Policy Date is the date used to determine all future cyclical periods under the Policy, e.g., Policy Months and Policy Years.

  POLICY LOAN BALANCE. Policy loans outstanding plus interest accrued to date.

  PREFERRED SURRENDER AMOUNT. This amount may be surrendered from the Policy's cash value during the Surrender Charge Period free of any Surrender Charge. This amount is equal to the greater of (a) cash value in excess of initial premium paid (minus any previous partial surrenders attributable to the initial premium) and (b) 10% of the initial premium paid (minus previous partial surrenders in that Policy Year).

                         INTRODUCTION TO THE POLICIES

THE POLICIES

  The Policies are designed to provide lifetime insurance coverage. They are not offered primarily as an investment.

  Here is a summary of your Policy's basic features. You should read the entire prospectus for more complete information.

  -- PREMIUM PAYMENTS. You must pay an initial premium of at least $10,000 unless we consent otherwise. After the first Policy Year, you may make additional payments, subject to certain restrictions and limitations. The tax consequences associated with continuing a Policy beyond age 100 of the insured(s) are unclear. A tax advisor should be consulted on this issue.

  -- INVESTMENT OF PREMIUMS. After an initial period in the Money Market Sub-
     Account, your initial premium is invested according to your instructions in one or more of the Sub-Accounts. Any net additional payments will be invested in the Sub-Accounts according to your instructions.

  -- AVAILABLE PORTFOLIOS. The mutual fund portfolios (Eligible Funds) available include several common stock funds, including a fund which invests primarily in foreign securities, three bond funds, one equity/fixed income fund, two balanced funds, and a money market fund. (See "Investments of the Variable Account.")

  -- LIMITS ON ALLOCATIONS. You can allocate your Policy's cash value to a maximum of 10 Sub-Accounts.

  -- TRANSFERS. Fifteen days (longer in certain states) after we mail the confirmation for your initial premium payment, you may transfer portions of the Policy's cash value among the Sub-Accounts. Currently, you are permitted twelve transfers each Policy Year without our consent. We will always allow at least four transfers each Policy Year without our consent (except for Policies issued in New York, where the minimum number of transfers permitted each Policy Year will never be less than twelve). (See "Transfer Option.")

  -- FLUCTUATING CASH VALUE. The cash value of your Policy will vary daily based on the net investment experience of your Policy's Sub-Accounts. THE CASH VALUE IS NOT GUARANTEED. YOU BEAR THE INVESTMENT RISK.

  -- DEATH BENEFIT. The death benefit is the greater of the variable death benefit and the minimum guaranteed death benefit.

  -- POLICY LOANS AND PARTIAL SURRENDERS. A loan privilege is available under your Policy. We also allow partial surrenders. (See "Loan Privilege" and "Partial Surrenders.")

  -- FEDERAL INCOME TAX CONSEQUENCES. Death benefits paid under a life insurance contract generally are not subject to Federal income tax. Under current law, undistributed increases in cash value of a life insurance contract generally are not taxable. In almost all situations, your Policy will be treated as a modified endowment contract. Pre-death distributions (including partial surrenders and loans) from a modified endowment contract are included in income on an income first basis, and a 10% penalty tax may be imposed on income distributed before you reach age 59 1/2.

COMPARISON TO OTHER POLICIES AND OTHER INVESTMENTS

  In many respects the Policies are similar to fixed-benefit life insurance. Like fixed-benefit life insurance, the Policies offer a death benefit and provide a cash value, loan privileges and surrender values.

  The Policies are different from fixed-benefit life insurance in that the death benefit will in most cases, and the cash value will always, vary to reflect the investment experience of your selected Sub-Accounts.

 We designed the Policies to provide insurance protection. Although the underlying mutual fund portfolios invest in securities similar to those in which mutual funds available directly to the public invest, in many ways the Policies differ from mutual fund investments. The main differences are:

  -- The Policy provides a death benefit based on our assumption of an actuarially calculated risk.

  -- If the net cash value is not sufficient to pay a Monthly Deduction because there is an excess Policy loan, the Policy will lapse with no value unless you make a payment. If the Policy lapses when Policy loans are outstanding, adverse tax consequences may result.

  -- In addition to sales charges, insurance-related charges not associated with mutual fund investments are deducted from your Policy's cash value and any additional premiums. These charges include various insurance, risk, administrative and state premium tax charges.

  -- The Variable Account, not you, owns the mutual fund shares.

  -- Federal income tax liability on any earnings on the mutual fund investment is deferred until you receive a distribution from the Policy. Transfers from one underlying fund portfolio to another do not incur tax liability under current law.

  -- Dividends and capital gains are automatically reinvested.

  The chart on the following pages shows how the Policy operates.

                               DIAGRAM OF POLICY

                                PREMIUM PAYMENTS

      --Minimum initial premium required is $10,000.
      --You may make additional payments after the first Policy
        Year, within limits. See page A-12.

                   DEDUCTIONS FROM PREMIUMS BEFORE ALLOCATION

     -- From initial premium: NONE
     -- From additional payments:
           --6.5% charge for sales load expense (reduced to 5.10% for additional payments on Policies with initial premiums of $2,000,000 or more).

           --2.5% charge for state premium tax. See page A-22.

                             INVESTMENT OF PREMIUMS

 -- You direct the allocation of initial premiums and any net additional payments among Sub-Accounts. See pages A-14 to A-15 for rules and limits on allocations.

 -- The Sub-Accounts invest in corresponding portfolios of the New England
    Zenith Fund (Eligible Funds). See page A-28. Eligible Funds are:
     Loomis Sayles Small Cap             Westpeak Growth and Income Series
     Series                              Westpeak Stock Index Series
     Morgan Stanley                      Loomis Sayles Balanced Series
      International Magnum               Back Bay Advisors Managed Series
      Equity Series                      Salomon Brothers Strategic Bond
     Alger Equity Growth Series          Opportunities Series
     Goldman Sachs Midcap Value          Back Bay Advisors Bond Income Series
     Series                              Salomon Brothers U.S. Government
     Davis Venture Value Series          Series
                                         Back Bay Advisors Money Market
     MFS Investors Series                Series
     MFS Research Managers
     Series

                                   CASH VALUE

 -- Cash value is equal to the initial premium and any net additional payments, as adjusted each day the New York Stock Exchange is open to reflect Sub-Account net investment experience, charges deducted and other Policy transactions (such as transfers and partial surrenders). See page A-17.
 -- Cash value varies from day to day. There is no minimum guaranteed cash value. The Policy may lapse if you have a Policy loan. See pages A-18 and A-19.
 -- You can transfer cash value among the Sub-Accounts. See pages A-15 to A-
    16 for rules and limits. Policy loans reduce the amount available for allocations and transfers.
 -- Dollar cost averaging and asset rebalancing programs are available. See pages A-15 and A-16.
 -- Cash value is the starting point for calculating certain values under your Policy, such as the net cash value and the death benefit.

                           DEDUCTIONS FROM CASH VALUE

 -- Monthly Deduction from cash value for:
   -- cost of insurance (currently calculated as a percentage of cash value at an annual rate, depending on the issue age and risk class of the insured, ranging from:
           Single Insured Policy: 0.45% to 1.25% for standard risk class (0.70% to 1.90% for substandard risk class)
           Last Survivor Policy: 0.25% to 1.05% for standard risk class (0.40% to 1.60% for substandard risk class)
   -- Administrative charge, calculated as a percentage of cash value at an annual rate of 0.35% (currently reducing to 0.10% after ten years).* -- During first ten Policy Years, sales charge and state premium tax charge, calculated as percentages of cash value at annual rates of 0.40% and 0.25%, respectively.*
   -- Mortality and expense risk charge, calculated as a percentage of cash value at an annual rate of 0.90%.
   -- For Policies with cumulative premiums less than $50,000, a Monthly
      Maintenance Charge of $2.50 per month.
   --------

   * For Policies with initial premiums of $2,000,000 or more, the 0.40% sales charge and the 0.25% state premium tax charge will be waived, and the Administrative Charge currently will be waived after the tenth Policy Year.

See page A-22.

 -- Investment advisory fees and fund operating expenses are deducted from the assets of each Eligible Fund. See pages A-10 to A-11.


         CASH VALUE BENEFITS                         DEATH BENEFITS


 -- You may take loans for amounts         -- Income tax free to Beneficiary.
    up to 90% of net cash value at            (See "Tax Considerations.")
    a net interest rate charge of          -- Available as lump sum or under
    0.75%. Preferred loans are cur-           a variety of payment options.
    rently available (with a net           -- Greater of variable death bene-
    interest rate charge of 0%).              fit or minimum guaranteed death
    See pages A-18 to A-19 for                benefit.
    rules and limits.                         -- Variable death benefit
 -- You may surrender your Policy                equals the cash value di-
    in full at any time for its net              vided by the applicable net
    cash value, less the Monthly                 single premium. See page A-
    Deduction to the date of sur-                16.
    render. A declining sales                 -- Minimum guaranteed death
    charge of up to 8.0% of the                  benefit is the initial pre-
    initial premium will apply to a              mium plus additional pay-
    full surrender made during the               ments, less partial surren-
    first nine Policy Years. Fed-                ders, as long as there is
    eral taxes and a tax penalty                 not an excess Policy loan.
    also may apply. See page A-19.               See page A-17. On each five-
 -- You may make partial surren-                 year anniversary of the Pol-
    ders. A pro rata portion of the              icy Date up to age 75, the
    Surrender Charge may apply on                minimum guaranteed death
    partial surrenders made during               benefit will be reset as the
    the first nine Policy Years.                 greater of the minimum guar-
    Federal taxes and a tax penalty              anteed death benefit before
    also may apply. See page A-20                the recalculation, and the
    for rules and limits.                        cash value on that date. See
 -- Preferred surrender amounts                  page A-17.
    (with no surrender charges ap-
    plicable) are available.               -- We will reduce the proceeds
 -- Payment options are available.            paid by any Policy loan bal-
    See page A-21.                            ance.

AVAILABILITY OF FHE POLICY

  We issue the Policies on the lives of insureds from the ages of 20 to 80. In the case of a Single Insured Policy, the proposed insured must meet our underwriting and other requirements for issuance. In the case of a Last Survivor Policy, both of the insureds must meet those requirements. An insured may qualify for "simplified underwriting." (See "Applying for a Policy.")

  Individuals, and entities who may want to use Policies with certain retirement plans that qualify for tax benefited treatment under Section 401(a) (but not Section 401(k)) of the Internal Revenue Code (the "Code") may purchase the Policies.

POLICY CHARGES

  -- DEDUCTIONS FROM INITIAL PREMIUM. We do not deduct any charges from the initial premium before allocation to the Sub-Accounts, although a monthly sales charge and state premium tax charge are deducted as part of the Monthly Deduction during the first ten Policy Years, and a Surrender Charge applies during the Surrender Charge Period (the first nine Policy Years).

  -- DEDUCTIONS FROM ADDITIONAL PAYMENTS. We will deduct the following charges from each additional payment before allocation to the Sub-Accounts you select:

    -- 6.5% sales charge (reduced to 5.10% for Policies with Initial
       Premiums of $2,000,000 or more).

    -- 2.5% state premium tax charge.

  -- MONTHLY DEDUCTION DEDUCTED FROM CASH VALUE. We deduct a charge from the cash value on each Monthly Deduction Date after the date we issued your Policy. This charge equals the total of the charges below, shown at their current annual rates:

    -- Cost of insurance charge,* ranging from:
              Single Insured Policy: 0.45% to 1.25% for standard risk class (0.70% to 1.90% for substandard risk class)
              Last Survivor Policy: 0.25% to 1.05% for standard risk class (0.40% to 1.60% for substandard risk class)

    -- 0.35% Administrative Charge (currently reduced to 0.10% after the first ten Policy Years)**

    -- 0.40% sales charge (deducted during the first ten Policy Years only)**

    -- 0.25% state premium tax charge (deducted during the first ten Policy
       Years only)**

    -- 0.90% mortality and expense risk charge

    -- For Policies with cumulative premiums less than $50,000, a $2.50
       Monthly Maintenance Charge
--------
 * No cost of insurance charge is deducted on or after the Policy Anniversary when the insured(s) is age 100.

** For Policies with initial premiums of $2,000,000 or more, we waive the 0.40% sales charge and 0.25% premium tax charge, and we currently waive the Administrative Charge after the tenth Policy Year.

  We calculate each charge, except the $2.50 Monthly Maintenance Charge, as a percentage of cash value on the Monthly Deduction Date. We deduct each charge pro rata from the cash value in the Sub-Accounts.

  We may change the charges shown above. We guarantee that the current cost of insurance charges will not exceed the maximum permitted under the 1980 Commissioners' Standard Ordinary Smoker/Nonsmoker Tables (or multiples of or additives to, in the case of substandard classifications). We will adjust the rate of the state premium tax charge downward proportionately if cash value increases as a result of an additional payment. We also will monitor the sales charge so that the total dollar amount deducted, as part of the Monthly Deduction and any Surrender Charge, does not exceed 9.0% of the initial premium. We guarantee that the Administrative Charge will not exceed an annual rate of 0.35% of cash value. The $2.50 Monthly Maintenance Charge will apply only if cumulative premiums you paid are less than $50,000.

  -- CHARGES DEDUCTED FROM ELIGIBLE FUND ASSETS. The value of shares of the
     Eligible Funds reflect charges and deductions from assets for investment advisory services and fund operating expenses.

ANNUAL SERIES OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER EXPENSE CAP OR EXPENSE
DEFERRAL)*

                          LOOMIS    MORGAN            GOLDMAN                            WESTPEAK
                          SAYLES    STANLEY    ALGER   SACHS   DAVIS              MFS     GROWTH
                          SMALL  INTERNATIONAL EQUITY MIDCAP  VENTURE    MFS    RESEARCH   AND
                           CAP      MAGNUM     GROWTH  VALUE   VALUE  INVESTORS MANAGERS  INCOME
                          SERIES EQUITY SERIES SERIES SERIES  SERIES  SERIES**  SERIES**  SERIES
                          ------ ------------- ------ ------- ------- --------- -------- --------
Management Fee..........  1.00%       .90%      .75%   .75%    .75%     .75%      .75%     .70%
Other Expenses..........    --        .40%      .08%   .15%    .08%     .15%      .15%     .08%
                          -----      -----      ----   ----    ----     ----      ----     ----
 Total Operating Ex-
  penses................  1.00%      1.30%      .83%   .90%    .83%     .90%      .90%     .78%
                          =====      =====      ====   ====    ====     ====      ====     ====

                                                        SALOMON
                                                       BROTHERS    BACK BAY  SALOMON   BACK BAY
                          WESTPEAK  LOOMIS  BACK BAY   STRATEGIC   ADVISORS  BROTHERS  ADVISORS
                           STOCK    SAYLES  ADVISORS     BOND        BOND      U.S.     MONEY
                           INDEX   BALANCED MANAGED  OPPORTUNITIES  INCOME  GOVERNMENT  MARKET
                           SERIES   SERIES   SERIES     SERIES      SERIES    SERIES    SERIES
                          -------- -------- -------- ------------- -------- ---------- --------
Management Fee..........    .25%     .70%     .50%       .65%        .40%      .55%      .35%
Other Expenses..........    .12%     .12%     .08%       .20%        .08%      .15%      .10%
                            ----     ----     ----       ----        ----      ----      ----
 Total Operating Ex-
  penses................    .37%     .82%     .58%       .85%        .48%      .70%      .45%
                            ====     ====     ====       ====        ====      ====      ====

--------

 * The Total Operating Expenses are based on the amount of such expenses applied against assets after giving effect to the applicable voluntary expense cap or expense deferral.

   Expense Cap. Under an expense cap or expense deferral, New England Investment Management, Inc. ("NEIM," formerly TNE Advisers Inc.), adviser to the Zenith Fund Series, voluntarily limits the expenses of the Series it advises. For the Loomis Sayles Small Cap Series, Total Series Operating Expenses take into account a voluntary cap on expenses by NEIM who will bear all expenses that exceed 1.00% of average daily net assets. In the absence of this cap or any other expense reimbursement arrangement, Total Operating Expenses for the Loomis Sayles Small Cap Series for the year ended December 31, 1998 would have been 1.10%. Total Operating Expenses for the Westpeak Growth and Income, Westpeak Stock Index, Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are after giving effect to a voluntary expense cap. For each of these Series, NEIM will bear those expenses (other than the management fee) that exceed 0.15% of average daily net assets.

   Expense Deferral. For the nine other Series shown, the Total Operating Expenses are after giving effect to a voluntary expense deferral. Under the deferral, expenses that exceed a certain limit are paid by NEIM in the year in which they are incurred and transferred to the Series in a future year when actual expenses of the Series are below the limit. The limit on expenses for each of these Series is: 1.30% of average daily net assets for the Morgan Stanley International Magnum Equity Series; .90% of average daily net assets for the Alger Equity Growth, Davis Venture Value, Goldman Sachs Midcap Value (formerly Loomis Sayles Avanti Growth), MFS Investors and MFS Research Managers Series; .85% of average daily net assets for the Loomis Sayles Balanced and Salomon Brothers Strategic Bond Opportunities Series, and .70% of average daily net assets for the Salomon Brothers U.S. Government Series. Absent the expense deferral, Total Operating Expenses for these Series for the year ended December 31, 1998 would have been:
   1.40% for Morgan Stanley International

   Magnum Equity Series, and .77% for Salomon Brothers U.S. Government Series. Without the expense deferral arrangement, we estimate that Total Series Operating Expenses for the MFS Investors Series and MFS Research Managers Series for the year ended December 31, 1999 would be 1.04%, each, on an annualized basis. The expense cap and expense deferral arrangements are voluntary and may be terminated at any time. (See the attached New England Zenith Fund prospectus for more complete information.)

** MFS Investors Series and MFS Research Managers Series reflect anticipated annual operating expenses for 1999.

  -- SURRENDER CHARGE. If you surrender your Policy, take a partial surrender from your Policy or if your Policy lapses during the first nine Policy Years (the Surrender Charge Period), we may deduct a Surrender Charge. The Surrender Charge is a deferred sales charge. The amount of this charge decreases over the course of the Surrender Charge Period. The table below shows the Surrender Charge as a percentage of the portion of the amount surrendered subject to the Surrender Charge:

             POLICY YEAR                        CHARGE
             -----------                        ------
               1...............................  8.0%
               2...............................  8.0%
               3...............................  7.0%
               4...............................  6.0%
               5...............................  5.0%
               6...............................  4.0%
               7...............................  3.0%
               8...............................  2.0%
               9...............................  1.0%
              10...............................  0.0%

  We deduct the Surrender Charge from the amount surrendered.

  During the Surrender Charge period, a partial surrender is taken first from the "preferred surrender amount" free of any Surrender Charge and then from the cash value subject to the Surrender Charge. The "preferred surrender amount" is equal to the greater of (a) cash value on the date of surrender in excess of the initial premium paid (minus any previous partial surrenders attributable to the initial premium) and (b) 10% of the initial premium paid (minus previous partial surrenders in that Policy Year). If you make a full surrender during the Surrender Charge Period, the preferred surrender amount will be deducted from the amount of the full surrender before the Surrender Charge is calculated.

  For more information concerning the Surrender Charge, see "Surrender
Charge."

  For more information concerning the charges and expenses associated with your Policy, see "Charges and Expenses."

RIGHT TO RETURN THE POLICY

  You may cancel the Policy within 10 days (or more in some states) after you receive the Policy. You can return the Policy to us or your registered representative. Insurance coverage ends as soon as you return the Policy (as determined by its postmark, if the Policy is mailed). If you choose to cancel the Policy, we will refund any premiums paid (or any other amount that is required in some states) with interest at our current rate.

RECEIPT OF COMMUNICATIONS AND PAYMENTS AT NELICO'S HOME OFFICE

  We will treat your request for a Policy transaction, or your submission of a payment, as received at our Home Office if we receive it there before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open.

                                    NELICO

  NELICO was organized as a stock life insurance company in Delaware in 1980 and is licensed to sell life insurance in all states, the District of Columbia and Puerto Rico. NELICO was formerly a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, a mutual insurance company whose principal office is at One Madison Avenue, New York, NY 10010. MetLife then became the parent of NELICO. In connection with the merger, NELICO changed its name from "New England Variable Life Insurance Company" to "New England Life Insurance Company," and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. NELICO's Home Office is now 501 Boylston Street, Boston, Massachusetts 02116. NELICO's mailing address is: P.O. Box 9116, Boston, Massachusetts 02117.

                                   PREMIUMS

APPLYING FOR A POLICY

  To purchase a Policy you must submit an application and provide evidence of insurability of the proposed insured(s). You must also pay the initial premium before we issue the Policy. We will issue a Single Life Policy for an insured who is between the ages of 20 to 80 and meets our insurability requirements. We will issue a Last Survivor Policy on two insureds only if each of them is between the ages of 20 and 80 and each of them meets our insurability requirements. The ages of the two insureds may not be more than nine years apart (except in Texas and New Jersey where the ages of the two insureds may not be more than five years apart).

  Before accepting an application, we conduct underwriting to determine insurability. Depending on the amount of the initial premium and the age of the insured(s), the insured may qualify for simplified underwriting. To qualify, a written questionnaire concerning the insured's health must be completed.

  We reserve the right to reject an application or premium for any reason. If we do not issue a Policy, we will return to you, any premium payment you submitted plus interest at our current rate. If we issue a Policy, it is effective on the Policy Date.

PREMIUM PAYMENTS

  The minimum initial premium we require is $10,000, unless we otherwise consent. Currently, we will not accept a premium payment that would cause your policy value, including the value of all other policies you may own with us, to exceed $5,000,000. You may purchase a Policy with the proceeds of another life insurance policy, so long as the following conditions are met.

    (1) you must complete the application forms.

    (2) if the value to be applied from the existing policy is subject to a policy loan, then as part of the initial premium you must submit an additional amount so that the unloaned cash value at issue is $10,000. Any loan remaining cannot exceed 80% of the cash value of the Policy at the time of issue.

  It may not be advantageous to replace existing insurance with a Policy.

  You may make additional payments by check or money order until the insured(s) is age 100, subject to our underwriting requirements (an exception may apply during a grace period (See "Lapse and Reinstatement")).

  However, the following requirements apply:

    (1) Any additional payments you make must be at least $1,000 (except for a payment made during a grace period (see "Lapse and Reinstatement")).

    (2) You may make only one additional payment during each Policy Year beginning with the second year.

    (3) If you have a loan, we will apply any payment we receive first towards repayment of the loan interest due, second towards repayment of the loan and last as an additional payment (unless you tell us otherwise, in writing when you send us the payment). (See Effect of Policy Loan.")

    (4) Before we accept an additional payment, we may require satisfactory evidence of insurability if the additional payment would increase the death benefit by more than it would increase the cash value.

  We reserve the right to reject an additional payment for any reason. If we accept an additional payment, we will credit your net additional payment, after deductions for sales and state premium tax charges, to your Policy's cash value. We will credit the additional payment on the date the payment is received at our Home Office, if underwriting was not required, or the date underwriting was completed if required. (See "Allocation of Premiums," "Charges and Expenses," and "Receipt of Communications and Payments at NELICO's Home Office.")

  If an additional payment is accepted, a proportional downward adjustment will be made in the rate of the state premium tax charge deducted as part of the Monthly Deduction. (See "Charges and Expenses" and Appendix C.)

  If you have a Policy loan, it may be more advantageous to repay the loan than to make an additional payment, because an additional payment is subject to sales and state premium tax charges, whereas the loan repayment is not subject to any charges. (See "Loan Privilege" and "Deductions from Premiums.")

LAPSE AND REINSTATEMENT

  As a single premium policy, we designed your Policy to be fully paid-up when issued. Accordingly, it will not lapse, regardless of adverse investment experience, unless there are excessive Policy loans. See "Policy Loans." If a Policy loan is outstanding, and the net cash value on a Monthly Deduction Date is not enough to cover the entire Monthly Deduction for that Policy Month, your Policy will be in default.

  We will notify you of the amount due to continue your Policy. Your Policy provides a 62-day grace period from the date the Monthly Deduction was due (unless otherwise provided in some states) for you to make an additional payment in an amount sufficient to cover three months of Monthly Deductions and loan interest due after the notice is sent. During the grace period, insurance coverage continues under your Policy, but if the insured dies (in the case of a Last Survivor Policy, if the last surviving insured dies) before the grace period payment is made, we will deduct from the death proceeds the portion of the unpaid Monthly Deduction(s) for the period prior to the date of death.

  If your Policy has lapsed, you may reinstate it within seven years after the date of lapse. If more than seven years have passed, or if you have surrendered the Policy, you must obtain our consent to reinstate.
Reinstatement in all cases is subject to payment of certain charges described in the Policy and generally requires evidence of insurability that is satisfactory to us. If your Policy lapses and is reinstated, the lapsed period will not count for purposes of determining:

    (i) the Surrender Charge on any date after reinstatement;

    (ii) the ten-year period during which the Monthly Deduction includes deductions for sales charges and state premium taxes; and

    (iii) the ten-year period during which we deduct higher administrative charges.

  For determining the dates on which we will recalculate the minimum guaranteed death benefit, the lapsed period will count. If we would have recalculated the minimum guaranteed death benefit during the lapsed period, we will recalculate it upon reinstatement.

           ALLOCATION OF PREMIUM PAYMENTS AND TRANSFER OF CASH VALUE

ALLOCATION OF PREMIUM PAYMENTS

  We will allocate your initial premium to the Money Market Sub-Account as of the Investment Start Date. The Investment Start Date is the latest of: the Policy Date, the date when the last Part II of the application for the Policy or the Supplement to the Part I Application is signed, if any is required, and the date when we first receive the initial premium. We will mail you a confirmation for the initial premium when we approve your application and receive your initial premium. Fifteen days after we mail the confirmation, we will allocate the cash value in the Money Market Sub-Account to the Sub-Accounts you selected. (For Policies issued in Maryland, this allocation to your selected Sub-Accounts will occur on the later of fifteen days after the confirmation has been mailed and 45 days after the date of Part I of the application.) (See "Investment Options.")

  You can allocate your premium to a maximum of 10 Sub-Accounts at any one time. Currently, we will permit any whole percentage to be allocated to a Sub-Account.

  You select the initial premium allocation when you apply for a Policy. We will use this allocation for any additional payments, unless you specify otherwise when submitting the payment. You also may change the allocation instructions for future payments at any time, provided that your Policy's cash value is distributed among no more than 10 Sub-Accounts at any one time. The change will be effective for additional payments accepted on or after the date when we receive your instructions. You may change your instructions by telephone or by written request to us. (See "Receipt of Communications and Payments at NELICO's Home Office.") See "Transfer and Reallocation Requests" below for information on how to request a transfer or reallocation by telephone.

AMOUNT PROVIDED FOR INVESTMENT UNDER THE POLICY

  We invest your initial premium as of the Investment Start Date. (For this purpose only, receipt of the premium means receipt by your registered representative if the payment is made with the application; otherwise, it means receipt by us at our Home Office.)

  If you pay the initial premium with the application or during the underwriting process, the Policy Date is the later of the date when the last
Part II of the application or the Supplement to the Part I Application is signed, if any is required, and receipt of the premium payment. In this case the Policy Date and investment start date are the same.

  If you pay the initial premium with the application, we will cover the insured under a temporary insurance agreement for a limited period that generally begins when we receive the premium payment or, if later, the date when the last Part II of the application or the Supplement to the Part I Application is signed, if any is required. The maximum amount of coverage provided is either the amount of insurance applied for or $500,000, whichever is less, for standard and preferred risks ($250,000 for substandard risks and $50,000 for persons who are determined to be uninsurable). There may be variations to these provisions required by state law.

  If we issue a Policy, Monthly Deductions begin from the first Monthly Deduction Date, even if we delayed issuance for underwriting requirements, and will be for the face amount of the Policy, even if the temporary insurance coverage during underwriting was for a lower amount.

  If you do not submit the initial premium with the application or during the underwriting process, the Policy Date will generally be the date we receive the initial premium payment and will be the same as the investment start date. However, at your request and under limited circumstances, we may assign your Policy a Policy Date that is prior to the investment start date in this situation. We will not deduct charges and we will not credit interest to the Policy for the period between the Policy Date and the investment start date.

TRANSFER OPTION

  Fifteen days after we mail the confirmation for the initial premium, you may transfer your Policy's cash value among the Sub-Accounts. (For Policies issued in Maryland, you may make Sub-Account transfers beginning with the later of fifteen days after we mail the initial premium confirmation and 45 days after the date of Part I of the application.) We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee (for Policies issued in New York, the minimum number of transfers permitted each Policy Year will never be less than twelve).

  Currently, the minimum transfer amount is $100. (If the full amount of cash value in a Sub-Account is less than $100, that full amount may be transferred). The maximum you may transfer is $500,000. We will treat as one transfer all transfers that you request on the same day for all Policies you own. If you exceed $500,000 on one day, no amount of the transfer will be made.

  A transfer will be effective as of the date when we receive the transfer request at our Home Office. (See "Receipt of Communications and Payments at NELICO's Home Office.")

  For transfers that we determine are based on "market-timing" (e.g., transfers under different Policies that are being requested under Powers of Attorney with a common attorney-in-fact or that are in our determination based on the recommendation of a common investment adviser or broker-dealer), we will allow one transfer every 30 days. Each transfer is subject to a $500,000 maximum. We will treat as one transfer all transfers requested under different Policies that are being requested under Powers of Attorney with a common attorney-in-fact or that are, in our determination, based on the recommendation of a common investment adviser or broker-dealer. If a transfer is executed under one Policy and, within the next 30 days, a transfer request for another Policy is determined by us to be related, the second transfer request will not be made.

  See "Transfer and Reallocation Requests" for information regarding transfers made by written request and by telephone.

DOLLAR COST AVERAGING

  We offer an automated transfer privilege called dollar cost averaging. We will transfer the same dollar amount to selected Sub-Accounts each month. Over time, more purchases of Eligible Fund shares are made when the value of those shares is low, and fewer shares are purchased when the value is high. As a result, you may achieve a lower average cost of purchases over the long term. This plan of investing allows you to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.

  Under this feature you may request a transfer of a certain amount of your cash value on any selected business day of each month (or if not a day when the New York Stock Exchange is open, the next such day), from any one Sub-Account to one or more of the other Sub-Accounts. The minimum transfer amount is $100 that must be transferred to each Sub-Account that you select under this feature. Currently, we do not count transfers made under the dollar cost averaging program against the 12 transfers that may be made each year. You may select a dollar cost averaging program when you apply for the Policy or at a later date by contacting our Home Office. You may not participate in the dollar cost averaging program while you are participating in the asset rebalancing program. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. Transfers will continue until you notify us to stop making transfers or there no longer is sufficient cash value in the Sub-Account from which you are transferring.

ASSET REBALANCING

  We offer an asset rebalancing program for cash value. Cash value allocated to the Sub-Accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your cash value among the Sub-Accounts each quarter to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer cash value from those Sub-Accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

  You may select an asset rebalancing program when you apply for the Policy or at a later date by contacting our Home Office. You specify the percentage allocations to which your cash value will be reallocated among the Sub-Accounts. You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each calendar quarter on which the New York Stock Exchange is open, we will transfer cash value among the Sub-Accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Home Office. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

TRANSFER AND REALLOCATION REQUESTS

  You may request a Sub-Account transfer or change the allocation of net additional payments by:

    . written request to our Home Office;

    . fax (617-578-5412);

    . telephone (1-877-633-7785); or

    . contacting your registered representative.

Requests for transfers (up to our current limit each Policy Year) or reallocations by telephone will be automatically permitted. We will use reasonable procedures, such as requiring certain identifying information from you, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss.

                                 DEATH BENEFIT

  If the insured under a Single Insured Policy dies, we will pay a death benefit to the beneficiary. In the case of a Last Survivor Policy, we will pay a death benefit on the last of the two insureds to die.

  HOW THE DEATH BENEFIT IS DETERMINED. The death benefit payable on any day is the greater of the variable death benefit and the minimum guaranteed death benefit. We determine the variable death benefit by dividing your Policy's cash value by the applicable net single premium (per $1.00 of death benefit) calculated as provided in the Internal Revenue Code. We base net single premiums on the age, sex and smoker/nonsmoker status of the insured at the time of the calculation. Net single premiums increase over time resulting in a decreasing death benefit for the same amount of cash value. Set forth below are net single premiums for selected ages of male and female, nonsmoker insureds.

                                   NET SINGLE PREMIUM
                             -------------------------------
            AGE              MALE NONSMOKER FEMALE NONSMOKER
            ---              -------------- ----------------
             30.............     .19992          .17824
             40.............     .27992          .24926
             50.............     .38723          .34338
             60.............     .52085          .46422
             70.............     .66655          .61117
             80.............     .79617          .76294
             90.............     .88839          .88028
            100.............          1               1

  As an example of how the variable death benefit is calculated, assume that the cash value of a Policy held by a 40-year-old male nonsmoker is $10,000. The variable death benefit would be $35,724 ($10,000 divided by the applicable net single premium of .27992).

MINIMUM GUARANTEED DEATH BENEFIT

  The minimum guaranteed death benefit guarantees, regardless of investment performance, that as long as there is not an "excess Policy loan," the death benefit will never be less than the initial premium paid plus additional payments, less adjustments for partial surrenders. On the Policy Date, the minimum guaranteed death benefit is equal to the initial premium paid. Thereafter, we will increase the minimum guaranteed death benefit by each additional payment, and decrease the benefit proportionately by any partial surrenders. We will base the reduction at the time of a partial surrender on the ratio of the cash value after the surrender to the cash value before the surrender. (See Appendix D for an example illustrating the effect of a partial surrender on a Policy.)

  At the end of the fifth Policy Year and every five years thereafter until the insured is (or insureds are) age 75, we will recalculate the guaranteed death benefit. On each of these days, we reset the guaranteed death benefit to be the greater of:

  . (i) the guaranteed death benefit before the recalculation; and

  . (ii) the cash value on the date of recalculation.

  The new minimum guaranteed death benefit (plus any subsequent premiums and adjusted for any subsequent surrenders) applies to your Policy until the next recalculation (five year anniversary) date, or until you make a premium payment or surrender.

  If, however, an "excess Policy loan" exists, the Policy may terminate. (See "Loan Privilege" for the definition of "excess Policy loan.")

ADJUSTMENTS TO THE DEATH PROCEEDS PAYABLE

  The death proceeds actually paid to the beneficiary are equal to the amount of the death benefit determined on the date of the insured's death, reduced by any Policy loan balance as of that date and by a pro rata portion of the Monthly Deduction.

  We may also adjust the death proceeds if you misstated an insured's age in the application, if death results from the insured's suicide (or an insured's suicide under a Last Survivor Policy) within two years (or less in some states) from the date the Policy was issued or if limits on the death benefit are imposed by rider. (See "Limits to NELICO's Right to Challenge the Policy.")

PAYMENT OF DEATH BENEFIT PROCEEDS

  We will pay death benefit proceeds in one sum unless you or the payee choose to put all or part of the proceeds under a payment option. (See "Payment of Proceeds" and "Payment Options.") We may also pay death benefit proceeds under our Access Plus program. Under this program, we will establish an Access Plus account at State Street Bank & Trust Company at the time that death benefit proceeds are payable. The Access Plus account provides convenient access to proceeds, which are maintained in MetLife's general account, through checkbook privileges with State Street. A beneficiary may elect to have death benefit proceeds paid through the Access Plus program at any time prior to the payment of death benefit proceeds.

                      CASH VALUE AND CASH VALUE BENEFITS

CASH VALUE

  Your Policy's cash value includes its cash value in the Variable Account and, if you have an outstanding Policy loan, in our general account as a result of the loan. (See "Loan Privilege.") The cash value reflects:

  -- premium payments

  -- the net investment experience of the Policy's Sub-Accounts

  -- interest credited on amounts held in the general account as a result of a loan

  -- amounts deducted for Policy charges (including Monthly Deductions and any Surrender Charge that applies if you make a partial surrender)

  -- partial surrenders

  -- transfers among the Sub-Accounts.

  The net cash value is the cash value on any day, reduced by any loan balance and any applicable Surrender Charge. (See "Loan Privilege," "Surrender Charge," and "Monthly Deduction Deducted from Cash Value.") If you surrender your Policy, we will reduce the net cash value by the applicable portion of the Monthly Deduction for the period from the last deduction to the date of surrender.

  We adjust the amount provided for investment in the Policy (i.e., the cash value) to reflect the net investment experience of the Sub-Accounts. The Policy's cash value in the Variable Account may increase or decrease daily depending on the net investment experience of the Sub-Accounts. Unfavorable investment experience can reduce the net cash value to zero. YOU BEAR THE ENTIRE INVESTMENT RISK WITH RESPECT TO CASH VALUE IN THE VARIABLE ACCOUNT.

  NET INVESTMENT EXPERIENCE. The net investment experience of the Policy's Sub-Accounts will affect the Policy's cash value and, in some cases, the death benefit. We determine the net investment experience of the Sub-Accounts as of the close of regular trading on the New York Stock Exchange on each day when the Exchange is open for trading. A Sub-Account's net investment experience for any period is based on the investment experience of the underlying Eligible Fund shares for the same period. (See "Daily Charges Deducted from Variable Account Assets" and "Charges Deducted from Eligible Fund Assets.")

  The investment experience of the Eligible Fund shares for any period is the increase or decrease in their net asset value for the period, increased by the amount of any dividends or capital gains distributions on the shares during the period. Dividends and capital gains distributions on Eligible Fund shares are reinvested in additional shares of the Eligible Fund.

LOAN PRIVILEGE

  You may borrow all or part of the Policy's "loan value" once fifteen days have passed after we mail the confirmation for the initial premium. (For Policies issued in Maryland, you may take a loan once fifteen days from the initial premium confirmation mailing and 45 days from the date of Part 1 of the application have passed.) We will make the loan as of the date when we receive a loan request at our Home Office. (See "Receipt of Communications and Payments at NELICO's Home Office.") You should contact our Home Office or your registered representative for information regarding the procedures to follow for requesting a loan.

  The Policy's loan value is equal to 90% (more in some states) of: the Policy's cash value minus the surrender charge. The loan value available is reduced by any outstanding loan plus interest.

  A Policy loan may result in adverse tax consequences. (See "Tax
Considerations.")

  EFFECT OF POLICY LOAN. When we pay Policy loan proceeds to you, we take cash value in the amount of the loan from the Sub-Accounts and transfer it to our general account as collateral for the loan. When you make a loan repayment, we transfer cash value held as collateral from the general account back to the Sub-Accounts. This increases the cash value in the Sub-Accounts by the amount of the repayment. Unless you specify a different allocation, we transfer cash value for a Policy loan from the Sub-Accounts in proportion to the cash value in each. We allocate loan repayments to the Sub-Accounts in proportion to the cash value in each, unless you request otherwise.

  The interest rate charged on Policy loans is 6.0% per year. Interest accrues daily and is due on the Policy Anniversary. If not paid at that time, we add the interest accrued on the loan to the loan, and we deduct an amount equal to the unpaid interest from the Policy's cash value in the Sub-Accounts in proportion to the amount in each.

  The amount we take as collateral for a loan earns interest at not less than a 5.25% rate per year. Currently, on preferred loans, the rate we credit is a 6.0% annual rate (guaranteed in some states). "Preferred loans" are loans that represent an amount less than or equal to the excess of cash value over premiums paid (as adjusted for any partial surrenders). (You should consult a tax advisor as to the tax consequences associated with a preferred loan.) We credit interest earned on amounts held in our general account as collateral for a loan to the Policy's Sub-Accounts on the Policy Anniversary, in proportion to the cash value in each.

  The amount taken from the Policy's Sub-Accounts as a result of a loan does not participate in the investment experience of the Sub-Accounts. Therefore, the death benefit and cash value of the Policy can be permanently affected by a loan, even if it is repaid. In addition, we reduce any proceeds payable under a Policy by the amount of any outstanding loan plus accrued interest.

  While a loan is outstanding, we apply your payments as follows:

    (1) as a repayment of Policy loan interest due,

    (2) then as repayment of a Policy loan, and

    (3) last as an additional payment (if no previous additional payment has been made in that Policy Year), unless you designate otherwise in writing to us

  If a previous additional payment has been made in that Policy Year, the portion of the payment in excess of any outstanding Policy loan balance will be returned. If a Policy loan is outstanding, it may be more advantageous to repay the loan than to make an additional payment, because an additional payment is subject to sales and state premium tax charges, and the loan repayment is not subject to charges.

  If a Policy loan is outstanding, and the net cash value on a Monthly Deduction Date is not enough to cover the entire Monthly Deduction for the month, we will notify you that the Policy is going to terminate unless a sufficient payment is made within the 62-day grace period. (This situation is referred to as an "excess Policy loan.") The Policy will terminate without value 62 days after the notice is mailed (unless otherwise provided in some states) unless you pay us the excess amount within that time. (See "Lapse and Reinstatement.") If the Policy lapses with a loan outstanding, adverse tax consequences may result. (See "Tax Considerations" below.)

  If you purchase a Policy with the proceeds of another life insurance policy that has an outstanding policy loan (see "Premium Payments"), the following conditions must be met. First, you must complete appropriate application forms. Second, if the value to be applied from the existing policy is subject to a policy loan, then as part of the initial premium you must submit an additional amount so that the unloaned cash value at issue is $10,000. Any loan remaining against the new Policy cannot exceed 80% of the cash value of the Policy at issue. It may not be advantageous to replace existing insurance with a Policy.

SURRENDER

  You may surrender a Policy for its net cash value, less the applicable portion of the Monthly Deduction to the date of surrender, at any time while the insured (or at least one insured under a Last Survivor Policy) is living. Your request must conform to our administrative procedures. We determine the net cash value of the surrendered Policy as of the date when we received the surrender request at our Home Office. (See "Receipt of Communications and Payments at NELICO's Home Office.") The net cash value equals the cash value, reduced by any Policy loan balance and also reduced by any applicable Surrender Charge (see "Surrender Charge"). Upon surrender, we will deduct the applicable portion of the Monthly Deduction from net cash value. (See "Monthly Deduction Deducted from Cash Value.") You may elect in writing to have all or part of the surrender amount applied to a payment option. (See "Payment Options.") A surrender may result in adverse tax consequences. (See "Tax Considerations.")

PARTIAL SURRENDERS

  You may make a partial surrender of cash value once fifteen days have passed after we mail the confirmation for the initial premium payment. (For Policies issued in Maryland, you may make partial surrenders once fifteen days from the confirmation mailing and 45 days from the date of Part 1 of the application have passed.)

  In each Policy Year, we will limit partial surrenders, except with our consent to: 20% of the net cash value on the day the first partial surrender is made for the Policy Year; or, if less, the Policy's loan value less the amount of any Policy loan balance on that day. Currently, we do not limit the maximum amount of a partial surrender as long as the cash value immediately after the partial surrender is at least $10,000. The minimum amount for a partial surrender is $500.

  A partial surrender made in excess of the preferred surrender amount may be subject to a Surrender Charge. (See "Surrender Charge" and "Monthly Deduction.") If any charges apply, we will deduct these charges from the amount requested to be surrendered. There are no limits on the number of partial surrenders that may be made during a Policy Year. However, there are tax consequences. (See "Tax Considerations.")

  EFFECT OF PARTIAL SURRENDER ON CASH VALUE AND DEATH BENEFIT. A partial surrender reduces the minimum guaranteed death benefit based on the ratio of the cash value immediately after the partial surrender to the cash value just before the partial surrender. See "Death Benefit" and Appendix D.

  You cannot reinvest the net cash value paid on a partial surrender in the Policy except as additional payments, which are subject to the charges described under "Charges and Expenses."

  The amount paid to you as the result of a partial surrender is equal to the amount requested less any amount deducted for the Surrender Charge. We will deduct the applicable portion of the Monthly Deduction (based on the portion of the Policy Month elapsed and on the proportion of cash value withdrawn) from the cash value remaining. (See "Surrender Charge" and "Monthly Deduction Deducted from Cash Value.") We will determine the amount of net cash value paid on a partial surrender as of the date when we receive a request conforming to our administrative procedures at our Home Office. For more information about our administrative procedures, please contact your registered representative or our Home Office. (See "Receipt of Communications and Payments at NELICO's Home Office," "Payment of Proceeds," and "Payment Options.")

  Unless you specify a different allocation, the partial surrender reduces the Policy's cash value in the Sub-Accounts in proportion to the amount of cash value in each.

ACCELERATION OF BENEFITS RIDER--TERMINAL ILLNESS

  We offer a rider benefit that allows you to receive an accelerated payment of benefits. This advance payment of benefits is available where certain special circumstances exist, as described briefly below.

  If the insured is diagnosed as terminally ill, as defined in the rider, you may request this benefit. (In the case of a Last Survivor Policy, both insureds, or the surviving insured, must be diagnosed as terminally ill in order to request the benefit.) The rider is available in states where it has been approved.

  We calculate the accelerated benefit using the Policy's Eligible Proceeds, multiplied by the Payout Factor. The Policy's Eligible Proceeds are equal to the death benefit, less an amount to cover Monthly Deductions that would be made in the event of death. In determining the Payout Factor, we may take into consideration the life expectancy, age, gender and underwriting class of the insured as well as other factors. The Payout Factor used will be determined by us on the date we receive a written request for an accelerated benefit, at our Home Office. The rider lists various items which may affect the Payout Factor. If we accept a request for this benefit, we will notify you of the Payout Factor and payment terms which will apply to the benefit.

  We will reduce the accelerated benefit payment made to you by any outstanding Policy loan balance. Our consent is necessary to obtain payment of a partial accelerated benefit.

  Exercise of the accelerated benefits rider cannot be reversed and is subject to a number of conditions as set forth in the rider, including evidence satisfactory to us.

ACCELERATION OF BENEFITS RIDER--LONG-TERM CARE

  We may offer in the future a second rider benefit that will allow you to receive an accelerated payment of benefits where certain special circumstances exist, as described briefly below. These benefits will depend on certain conditions contained in the rider.

   We expect that payment of the rider benefit will be available if one or more of the insured(s) is receiving qualified long-term care services, as defined in the rider and by the Internal Revenue Code. The benefit may be subject to discounting and charges. Payment will be subject to evidence satisfactory to us.

  WE WILL MAKE THIS ACCELERATED BENEFITS RIDER AVAILABLE TO YOU ONLY IF: (1) YOUR STATE INSURANCE DEPARTMENT HAS APPROVED THE RIDER, (2) WE BELIEVE THAT THE RIDER WILL MEET THE DEFINITION OF AN ACCELERATED DEATH BENEFIT FOR FEDERAL INCOME TAX PURPOSES AND (3) WE BELIEVE THAT THE RIDER WILL NOT JEOPARDIZE THE QUALIFICATION OF THE POLICY AS LIFE INSURANCE UNDER FEDERAL INCOME TAX LAW.

PAYMENT OF PROCEEDS

  We will ordinarily pay any surrender, partial surrender, loan or death benefit proceeds from the Sub-Accounts within seven days after we receive at the Home Office a request, or proof of death of an insured, in a form satisfactory to us. (See "Receipt of Communications and Payments at NELICO's Home Office.") However, we may delay payment (except when a loan is made to pay a premium to us) or transfers from the Sub-Accounts: (i) if the New York Stock Exchange is closed other than on a weekend or holiday, or if trading on the New York Stock Exchange is restricted, (ii) if the SEC determines that a state of emergency exists that makes payments or Sub-Account transfers impractical, or (iii) if the SEC orders the Variable Account or orders the Zenith Fund or its successor or any other Eligible Fund to postpone payment or transfer of variable benefits.

  We may withhold payment of surrender, partial surrender or loan proceeds if those proceeds are coming from a Policy Owner's check that has not yet cleared. In those cases, we will process the surrender or loan up to the amount of Policy values for which the Policy Owner has made full payment. We will pay the balance of the surrender, partial surrender or loan proceeds when the Policy Owner's check has cleared. We may also delay payment if we consider whether to contest the Policy. We will pay interest on the death benefit proceeds from the date they become payable to the date they are paid. (See "Payment Options.")

PAYMENT OPTIONS

  We will pay the Policy's death benefit and any partial surrender or surrender of net cash value in one sum unless you or the payee choose to put all or part of the proceeds under a payment option. You can choose a combination of payment options. The selection of a payment option and the naming of a payee must be in written form satisfactory to us. You can make, change or revoke the selection before the death of the insured. The payment options available are fixed benefit options only, and are not affected by the investment experience of the Eligible Funds. The guaranteed mortality assumptions used in determining payment levels under the options will not vary based on sex. (For Policies issued in New York and Oregon, however, and which are not issued for use in connection with certain employee benefit plans and fringe benefit programs, the mortality assumptions will vary based on sex.) (See "Group or Sponsored Arrangements.") Once payments under an option begin, we may restrict withdrawal rights.

  The following payment options are available:

  (1) INCOME FOR A SPECIFIED NUMBER OF YEARS. We pay proceeds in monthly installments for up to 30 years, with interest at a rate not less than 3.5% a year, compounded yearly. Additional interest that we pay for any year will be added to the monthly payments for that year.

  (2) LIFE INCOME. We pay proceeds in equal monthly installments (i) during the life of the payee, (ii) for the longer of the life of the payee or 10 years, or (iii) for the longer of the life of the payee or 20 years.

  (3) LIFE INCOME WITH REFUND. We pay proceeds in equal monthly installments during the life of the payee. At the payee's death, any unpaid proceeds remaining are paid either in one sum or in equal monthly installments until the total proceeds have been paid to the successor payee.

  (4) INTEREST. We hold proceeds for the life of the payee or another agreed upon period. We pay interest of at least 3.5% a year monthly on the proceeds or add the interest to the principal annually. At the death of the payee, or at the end of the period agreed to, we will pay the balance of principal and any interest in one sum to the successor payee.

  (5) SPECIFIED AMOUNT OF INCOME. We pay proceeds plus accrued interest of at least 3.5% a year in an amount and at a frequency elected until we have paid total proceeds. We will pay any amounts unpaid at the death of the payee in one sum to the successor payee.

  (6) LIFE INCOME FOR TWO LIVES. We will pay proceeds in equal monthly installments (i) while either of two payees is living, (ii) for the longer of the life of the surviving payee or 10 years, or (iii) while the two payees are living and, after the death of one payee, we will pay two-thirds of the monthly amount for the life of the surviving payee.

  You must have our consent to use of an option if the installment payments would be less than $20.

                             CHARGES AND EXPENSES

  The amount of a charge may not necessarily correspond to the costs of providing the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover those expenses.

  DEDUCTIONS FROM PAYMENTS. We do not deduct charges from the initial premium before allocation to the Sub-Accounts.

  We will deduct the following charges from an additional payment before allocation to the Sub-Accounts:

  -- 6.5% sales charge (reduced to 5.10% for Policies with initial premiums of $2,000,000 or more).

  -- 2.5% state premium tax charge.

  MONTHLY DEDUCTION FROM CASH VALUE. We deduct a charge from the cash value on each Monthly Deduction Date after the Policy Date. This Monthly Deduction includes the following charges, shown below at their current annual rates:

  -- Cost of insurance charge,* currently ranging from:

      Single Insured Policy: 0.45% to 1.25% for standard risk class (0.70% to 1.90% for substandard risk class)

      Last Survivor Policy: 0.25% to 1.05% for standard risk class (0.40% to 1.60% for substandard risk class)

  -- 0.35% Administrative Charge (currently reduced to 0.10% after the first ten Policy Years)**

  -- 0.40% sales charge (deducted during the first ten Policy Years only)**

  -- 0.25% state premium tax charge (deducted during the first ten Policy
     Years only)**

  -- 0.90% mortality and expense risk charge

  -- For Policies with cumulative premiums less than $50,000, a $2.50 Monthly
     Maintenance Charge also is included in the Monthly Deduction.
--------
 * We do not deduct the cost of insurance charge on or after the Policy Anniversary when the age of the insured(s) is equal to 100.

** For Policies with initial premiums of $2,000,000 or more, we will waive the 0.40% sales charge and 0.25% premium tax charge, and we will waive the Administrative Charge currently after the tenth Policy Year.

  We calculate each charge, except the $2.50 Monthly Maintenance Charge, as a percentage of cash value (including cash value transferred to the general account as collateral for Policy loans). We first calculate all charges, other than the cost of insurance charge, based on the cash value on the Monthly Deduction Date (before we deduct monthly charges, but reflecting daily charges deducted from Eligible Fund Assets), and then deduct the charges. We then calculate the cost of insurance charge based on the cash value for that date, as reduced by all other charges deducted that day. We deduct the Monthly Deduction pro rata from the cash value in the Sub-Accounts.

  SALES CHARGES. We deduct a sales charge calculated as a percentage of cash value at an annual rate of 0.40%. In no event will the aggregate amount deducted as part of the Monthly Deduction for sales charges plus the Surrender Charge exceed 9% of the initial premium. We currently waive the charge:

    . for Policies with initial premiums of $2,000,000 or more

    . after the first ten policy years (on amounts attributable to the initial premium)

  If a Policy lapses and is reinstated, the lapsed period will not count towards the ten-year period during which the sales charges apply.

  STATE PREMIUM TAX CHARGE. We deduct this charge from your cash value in the Sub-Accounts for the first ten Policy Years, as part of the Monthly Deduction. The annual rate of this charge is 0.25% of cash value. Because net additional payments will have the immediate effect of increasing the cash value, the monthly charge for state premium tax is proportionately adjusted downward when you make an additional payment. Appendix C provides an example illustrating the effect of such an additional payment.

  For Policies with initial premiums of $2,000,000 or more, we will waive the 0.25% monthly charge for premium tax.

  If a Policy lapses and is reinstated, the lapsed period will not count towards the ten-year period during which the Monthly Deduction includes a deduction for state premium taxes.

  We designed the state premium tax charge to reimburse us for state premium taxes and administrative expenses. Premium taxes vary from state to state and the 2.5% charge reflects an average. Administrative expenses covered by this charge include those related to premium tax and certain other state filings.

  CHARGES UNDER POLICIES ISSUED TO NEW YORK RESIDENTS. The charges described above apply to Policies issued to New York residents except as follows:

  -- We do not deduct any sales or premium tax charge from additional payments;

  -- The sales charge deducted as part of the Monthly Deduction is 0.65%
     (deducted for the first ten Policy Years only);

  -- The administrative charge deducted as part of the Monthly Deduction is 0.10% during the first ten Policy Years, and 0.35% thereafter, and

  -- We base the surrender charge on the initial premium AND each additional payment made within the first nine years.

  We limit sales and surrender charges so that any surrender charges you pay, plus 61.5385% of the sales charge on your initial premium, is never more than 9% of all the payments you make under this Policy.

  Your preferred surrender amount is the greater of (a) cash value on the surrender date in excess of your total premiums paid (less previous partial surrenders) and (b) 10% of premiums paid (less partial surrenders in that Policy Year.

  COST OF INSURANCE CHARGE. Until the Policy Anniversary when insured(s) reach age 100, we deduct this charge from the cash value in the Sub-Accounts as part of the Monthly Deduction.

  The cost of insurance charge covers the cost of providing insurance protection under your Policy. Currently, the amount of this charge is based on the risk class and issue age of the insured(s). (It does not currently vary by sex of the insured(s), although it may in the future.) We assign insureds to risk classes based on underwriting conducted when we receive an application for a Policy. The risk classes are:

  -- standard nonsmoker

  -- standard smoker

  -- substandard nonsmoker

  -- substandard smoker

Once we issue a Policy, an insured's risk class does not change except in the following circumstances. If you submit an additional payment that, if accepted, will have the effect of increasing the death benefit, acceptance of the payment is subject to underwriting review to determine whether the insured(s) qualify for the same or a better risk class.

  If the new risk class is better and has lower cost of insurance rates than the original risk class, the risk class for the additional payment will be used for cost of insurance charges under the entire Policy. If, however, the new risk class has higher cost of insurance rates than the original risk class, we will decline the additional payment.

  Currently, we calculate the cost of insurance charge for a Policy as a percentage of the cash value on the Monthly Deduction Date. For a Single Life Policy, we calculate the current charge based on whether the issue age is 70 or less, or over 70, is a smoker or non-smoker, and has been assigned to a standard or substandard risk class. The current monthly rates for these classes are equivalent to the annual percentage rates shown in the following table:

   RATING CLASS AND ISSUE AGE                                   NONSMOKER SMOKER
   --------------------------                                   --------- ------
   Standard issue age 70 or less...............................   0.45%   0.75%
   Standard over issue age 70..................................   0.85%   1.25%
   Substandard issue age 70 or less............................   0.70%   1.15%
   Substandard over issue age 70...............................   1.30%   1.90%

  In the case of a Last Survivor Policy, we calculate the current charge based on whether the joint equal issue age is 70 or less or over 70, (except in Texas and New Jersey in which case the age of the younger insured is used), the smoker/nonsmoker status of each insured, and whether at least one insured is substandard.

                                                      NONSMOKER NONSMOKER SMOKER
   RATING CLASS AND ISSUE AGE                         NONSMOKER  SMOKER   SMOKER
   --------------------------                         --------- --------- ------
   Standard issue age 70 or less.....................   0.25%     0.40%   0.55%
   Standard over issue age 70........................   0.65%     0.85%   1.05%
   Substandard issue age 70 or less..................   0.40%     0.60%   0.85%
   Substandard over issue age 70.....................   1.00%     1.30%   1.60%

  We guarantee the cost of insurance charge we deduct on a Monthly Deduction Date will not exceed the amount calculated using the guaranteed cost of insurance rates set forth in your Policy for that date. Guaranteed cost of insurance rates depend on the insured's sex, risk class, and age on the first day of a Policy Year. Guaranteed cost of insurance rates applicable to joint insureds under a Last Survivor Policy depend on the sex of each insured, their joint equal issue age (the age of the younger insured is used in Texas and New Jersey), their risk classes, and the Policy Year. The guaranteed cost of insurance rates change from month to month. The risk classes used for determining guaranteed cost of insurance rates for insureds are smoker standard, smoker substandard, nonsmoker standard, and nonsmoker substandard. Substandard ratings result in higher cost of insurance charges. We base the guaranteed cost of insurance rates for substandard ratings on multiples of or additives to the guaranteed standard rates provided by the 1980 Commissioners Standard Ordinary Mortality Tables.

  Cost of insurance rates--whether current or guaranteed--are generally more favorable for nonsmoker than for smoker insureds. Within a given rating class, guaranteed cost of insurance rates are generally more favorable for insureds of lower ages than for insureds of higher ages.

  If a Policy loan is outstanding, and the net cash value on a Monthly Deduction Date is not enough to cover the entire Monthly Deduction for the Policy Month, we will notify you that the Policy is going to terminate unless a sufficient payment is made within the 62-day grace period. (See "Effect of a Policy Loan.")

  Eligible group or sponsored arrangements may also elect to purchase Policies on a simplified underwriting basis above the underwriting limits applicable to other purchasers. Policies issued on a simplified underwriting basis will have the same cost of insurance rates as fully underwritten Policies.

  ADMINISTRATIVE CHARGE. This charge is currently set at an annual rate of 0.35% of cash value and decreases to 0.10% after the first 10 Policy Years. We guarantee the charge will never exceed an amount equivalent to an annual rate of 0.35% of cash value. This charge is for the cost of administering the Policies (such as the cost of processing Policy transactions, issuing Policy Owner statements and reports, and record keeping), as well as legal, actuarial, systems, mailing and other overhead costs connected with our variable life insurance operations.

  For Policies with initial premiums of $2,000,000 or more, we will waive the Administrative Charge after the tenth Policy Year.

  For purposes of calculating the 10-year period after which the Administrative Charge is reduced to 0.10%, the period that a Policy was lapsed will not count.

  MONTHLY MAINTENANCE CHARGE. If the initial premium paid for your Policy is less than $50,000, we will deduct a $2.50 fee from cash value on each Monthly Deduction Date to cover administrative expenses. This fee is in addition to the administrative charge. We will continue to deduct this monthly fee until cumulative premium payments made are at least $50,000. After cumulative premium payments of at least $50,000 have been made, we will not take this charge even if your Policy's cash value is reduced to less than $50,000 as a result of investment performance or partial surrenders.

  SURRENDER CHARGE. If, during the first nine Policy Years, a Policy is totally surrendered or lapses or a partial surrender (other than a preferred partial surrender) is made, we deduct a Surrender Charge from the amount requested to be surrendered. This charge is based on the portion of the initial premium deemed to be surrendered in accordance with the following rules. Appendix C provides an example of the effect of negative investment performance on Surrender Charges. If there has been negative investment performance under your Policy, we calculate the Surrender Charge by attributing negative performance first, to reducing additional payments, and then, to reducing the initial premium.

  When you make a full or partial surrender, we take the requested surrender amount first from the preferred surrender amount. The preferred surrender amount is equal to the greater of (a) the cash value on the date of surrender which exceeds the initial premium paid (minus any previous partial surrenders attributable to the initial premium) and (b) 10% of the initial premium paid (minus previous partial surrenders in that Policy Year). No Surrender Charge applies to the preferred surrender amount. The balance of the requested surrender amount is subject to a Surrender Charge, which we determine by multiplying the balance by the applicable percentage for the Policy Year. The Surrender Charge period and the amount of the Surrender Charge are shown in the following table:

             POLICY YEAR                        CHARGE
             -----------                        ------
               1...............................  8.0%
               2...............................  8.0%
               3...............................  7.0%
               4...............................  6.0%
               5...............................  5.0%
               6...............................  4.0%
               7...............................  3.0%
               8...............................  2.0%
               9...............................  1.0%
              10...............................  0.0%

  We credit back to the Policy's cash value upon reinstatement any surrender charge we deducted upon lapse. The Surrender Charge on the date of reinstatement will be the same as it was on the date of lapse. For purposes of determining the Surrender Charge on any date after reinstatement, the lapsed period will not count.

  MORTALITY AND EXPENSE RISK CHARGE. We deduct a charge from your cash value in the Sub-Accounts on each Monthly Deduction Date for the mortality and expense risks that we assume. This charge is currently set at the equivalent of an annual rate of 0.90% of cash value. The mortality risk we assume is that insureds may live for shorter periods of time than we estimated. The expense risk is that our costs of issuing and administering the Policies may be more than we estimated.

  DAILY CHARGES DEDUCTED FROM THE VARIABLE ACCOUNT ASSETS. Currently, we do not deduct any daily charges from the Variable Account. However, we reserve the right to make deductions from the Variable Account for federal or state income taxes with respect to earnings or capital gains that may be attributable to the Variable Account. Should we determine that this type of tax will be imposed, we may make deductions from the Variable Account to pay these taxes. The imposition of such taxes would reduce your cash value.

  CHARGES DEDUCTED FROM ELIGIBLE FUND ASSETS. The value of shares of the Eligible Funds reflect charges and deductions from assets for investment advisory fees and operating expenses. See "Introduction to the Policies" and the prospectus for the Zenith Fund for more information.

  CHARGES FOR ADDITIONAL SERVICES. We reserve the right to charge a nominal fee, which we will bill directly to you, in the event that a Policy re-issue or re-dating is requested.

  We may sell the Policies directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Policies or any bank affiliated with such a broker-dealer and of any sub-adviser to the Eligible Funds, and certain family members of the foregoing.

  If consistent with applicable state insurance law, we may sell the Policies, without compensation, to the Company or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Policies through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, and the policy has an initial premium of less than 2,000,000, we may credit the Policies with an additional percentage of premium to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional premium to Policies purchased by persons described above in exchange for another variable life policy issued by the Company or its affiliated companies.

GROUP OR SPONSORED ARRANGEMENTS

  We may issue the Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a situation where a trustee, employer or similar entity purchases individual Policies covering a group of individuals. An example of such an arrangement is a non-tax qualified deferred compensation plan. A "sponsored arrangement" includes a situation where an employer or an association permits group solicitation of its employees or members for the purchase of individual policies.

  We may waive or reduce any of the Policy charges sold to a group or sponsored plan. We may also increase the interest rate credited to loaned amounts under these Policies. The amount of reductions and our eligibility rules may vary from time to time. In general they will reflect cost savings we anticipate for Policies sold to the eligible group or sponsored arrangements and will relate to factors such as the size of the group, its stability, the purpose of the funding arrangement and characteristics of the group members. The amount of reduction and the criteria will reflect the reduced sales and administrative efforts resulting from sales to qualifying group or sponsored arrangements. Reductions in or waiver of these charges will not be unfairly discriminatory against any person.

  Some group or sponsored arrangements may be eligible to purchase Policies on a simplified underwriting basis. There may be limits on the age of the insured and the amount of premium.

  The United States Supreme Court has ruled that insurance policies with values and benefits that vary with the sex of the insured may not be used to fund certain employee benefit programs. Therefore, we offer Policies that do not vary based on the sex of the insured to certain employee benefit programs. We recommend that employers consult an attorney before offering or purchasing the Policies in connection with an employee benefit program.

                             THE VARIABLE ACCOUNT

  We established the Variable Account as a separate investment account on January 31, 1983 under Delaware law. It became subject to Massachusetts law when NELICO changed its domicile to Massachusetts on August 30, 1996. The Variable Account is the funding vehicle for other NELICO variable life insurance policies; these other policies impose different costs, and provide different benefits, from the Policies. The Variable Account meets the definition of a "separate account" under Federal securities laws, and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The Massachusetts Insurance Commissioner regulates NELICO and the Variable Account, which are also subject to the insurance laws and regulations where the Policies are sold.

  Although NELICO owns the assets of the Variable Account, applicable law provides that the portion of the Variable Account assets equal to the reserves and other liabilities of the Variable Account may not be charged with liabilities that arise out of any other business NELICO may conduct. NELICO believes this means that the assets of the Variable Account equal to the reserves and other liabilities of the Variable Account are not available to meet the claims of NELICO's general creditors, and may only be used to support the cash values under its variable life insurance policies issued by the Variable Account. NELICO may transfer to its general account assets which exceed the reserves and other liabilities of the Variable Account. NELICO will consider any possible adverse impact such a transfer might have on the Variable Account.

  Income and realized and unrealized capital gains and losses of the Variable Account are credited to the Variable Account without regard to any of NELICO's other income or capital gains and losses.

INVESTMENTS OF THE VARIABLE ACCOUNT

  The Variable Account currently has 15 Sub-Accounts. Each invests in an Eligible Fund of the Zenith Fund. The Sub-Accounts are:

  -- The Small Cap Sub-Account, which invests in the Loomis Sayles Small Cap
     Series

  -- The International Magnum Equity Sub-Account, which invests in the Morgan
     Stanley International Magnum Equity Series

  -- The Equity Growth Sub-Account, which invests in the Alger Equity Growth
     Series

  -- The Midcap Value Sub-Account, which invests in the Goldman Sachs Midcap
     Value Series (formerly the Loomis Sayles Avanti Growth Series)

  -- The Venture Value Sub-Account, which invests in the Davis Venture Value
     Series

  -- The Investors Sub-Account, which invests in the MFS Investors Series*

  -- The Research Managers Sub-Account, which invests in the MFS Research
     Managers Series*

  -- The Growth and Income Sub-Account, which invests in the Westpeak Growth and Income Series

  -- The Stock Index Sub-Account, which invests in the Westpeak Stock Index
     Series

  -- The Balanced Sub-Account, which invests in the Loomis Sayles Balanced
     Series

  -- The Managed Sub-Account, which invests in the Back Bay Advisors Managed
     Series

  -- The Strategic Bond Opportunities Sub-Account, which invests in the
     Salomon Brothers Strategic Bond Opportunities Series

  -- The Bond Income Sub-Account, which invests in the Back Bay Advisors Bond
     Income Series

  -- The U.S. Government Sub-Account, which invests in the Salomon Brothers
     U.S. Government Series

  -- The Money Market Sub-Account, which invests in the Back Bay Advisors
     Money Market Series
--------

* Availability is subject to any necessary state insurance department approvals.

  The Zenith Fund is an open-end diversified management investment company, more commonly known as a mutual fund. The Zenith Fund is an investment vehicle for separate investment accounts of NELICO and of other life insurance companies. Currently the Zenith Fund is the funding vehicle for the Variable Account and for certain separate accounts of NELICO and MetLife that issue variable annuity contracts.

  The Variable Account purchases and sells Eligible Fund Shares at their net asset value (without a deduction for sales load) determined as of the close of regular trading on the New York Stock Exchange on each day when the exchange is open for trading.

  The investment objectives of the Eligible Funds' are described briefly below. These objectives may not be met. More about the Eligible Funds, including their investments, expenses, and risks is in the attached Zenith Fund prospectus and the Statement of Additional Information.

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund.

  The LOOMIS SAYLES SMALL CAP SERIES investment objective is long-term capital growth from investments in common stocks or their equivalents.

  The MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES investment objective is long-term capital appreciation through investment primarily in international equity securities. In addition to the risks associated with equity securities generally, foreign securities present additional risks.

  The ALGER EQUITY GROWTH SERIES investment objective is long-term capital appreciation.

  The GOLDMAN SACHS MIDCAP VALUE SERIES investment objective is long-term capital appreciation.

  The DAVIS VENTURE VALUE SERIES investment objective is growth of capital.

  The MFS INVESTORS SERIES investment objective is reasonable current income and long-term growth of capital and income.

  The MFS RESEARCH MANAGERS SERIES investment objective is long-term growth of capital.

  The WESTPEAK GROWTH AND INCOME SERIES investment objective is long-term total return through investment in equity securities.

  The WESTPEAK STOCK INDEX SERIES investment objective is investment results that correspond to the composite price and yield performance of United States publicly traded common stocks.

  The LOOMIS SAYLES BALANCED SERIES investment objective is reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

  The BACK BAY ADVISORS MANAGED SERIES investment objective is a favorable total return through investment in a diversified portfolio.

  The SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES investment objective is a high level of total return consistent with preservation of capital.

  The BACK BAY ADVISORS BOND INCOME SERIES investment objective is a high level of current income consistent with protection of capital.

  The SALOMON BROTHERS U.S. GOVERNMENT SERIES investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.

  The BACK BAY ADVISORS MONEY MARKET SERIES investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100.00 per share, it is possible to lose money by investing in the Money Market Series.

  The policy's basic objective is to provide benefits which increase when the sub-account's performance is favorable. Historically, the performance of common stocks over the long term has been superior to that of long or short term debt securities, although common stocks have been subject to more dramatic changes in value over certain periods. Policy owners may want to select the Small Cap, International Magnum Equity, Equity Growth, Midcap Value, Venture Value, Investors, Research Managers, Stock Index or Growth and Income Sub-Accounts, or some combination of these sub-accounts, for a long-term time horizon, if willing to accept such risks of short term fluctuations in value. See Appendix E: Long-Term Market Trends.

INVESTMENT MANAGEMENT

  NEIM (formerly TNE Advisers), which is an indirect, wholly-owned subsidiary of NELICO, is the investment adviser of each of the Series. The chart below lists the sub-adviser of each Series. NEIM and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

SERIES                                         SUB-ADVISER
------                                         -----------
Loomis Sayles Small Cap
 Series                   Loomis, Sayles & Company, L.P.*
Morgan Stanley Interna-
 tional Magnum Equity
 Series                   Morgan Stanley Dean Witter Investment Management Inc.
Alger Equity Growth Se-
 ries                     Fred Alger Management, Inc.
Goldman Sachs Midcap
 Value Series             Goldman Sachs Asset Management
Davis Venture Value Se-
 ries                     Davis Selected Advisers, L.P.**
MFS Investors Series      Massachusetts Financial Services Company
MFS Research Managers
 Series                   Massachusetts Financial Services Company
Westpeak Growth and In-
 come Series              Westpeak Investment Advisors, L.P.*
Westpeak Stock Index Se-
 ries                     Westpeak Investment Advisors, L.P.*
Loomis Sayles Balanced
 Series                   Loomis, Sayles & Company, L.P.*
Back Bay Advisors Man-
 aged Series              Back Bay Advisors, L.P.*
Salomon Brothers Strate-
 gic Bond Opportunities
 Series                   Salomon Brothers Asset Management Inc***
Back Bay Advisors Bond
 Income Series            Back Bay Advisors, L.P.*
Salomon Brothers U.S.
 Government Series        Salomon Brothers Asset Management Inc
Back Bay Advisors Money
 Market Series            Back Bay Advisors, L.P.*

--------
  * An affiliate of NELICO
 ** Davis Selected may also delegate any of its responsibilities to Davis
    Selected Advisers-NY, Inc., a wholly-owned subsidiary of Davis Selected. *** In connection with Salomon Brothers Asset Management's service as sub-
    adviser to the Strategic Bond Opportunities Series, Salomon Brothers' London-based affiliate, Salomon Brothers Asset Management Limited, provides certain sub-advisory services to Salomon Brothers Asset Management.

  In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Goldman Sachs Midcap Value Series and Loomis Sayles Small Cap Series, New England Investment Management (formerly TNE Advisers. Inc.) became the adviser on May 1, 1995. The Morgan Stanley International Magnum Equity Series' sub-adviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Dean Witter Investment Management (formerly Morgan Stanley Asset Management) became the sub-adviser.

The Goldman Sachs Midcap Value Series' sub-adviser was Loomis Sayles until May 1, 1998, when Goldman Sachs Asset Management became the sub-adviser.

  The table on pages A-10 to A-11 shows the annual operating expenses of each Series.

  For more information about the Series' advisory agreements, see the attached Zenith Fund prospectus and the Zenith Fund's Statement of Additional Information.

                             OTHER POLICY FEATURES

POLICY OWNER AND BENEFICIARY

  You name the Policy Owner in the application but may change the owner. At the death of the Policy Owner, his or her estate will become the Policy Owner unless a successor Policy Owner has been named. The Policy Owner's rights (except for rights to payment of benefits) terminate at the death of the insured (or the second death under a Last Survivor Policy) or the receipt of all death proceeds under an accelerated death benefits rider.

  You also name the beneficiary in the application. You may change the beneficiary of the Policy at any time before the death of the insured. The beneficiary has no rights under the Policy until the death of the insured(s) and must survive the insured(s) in order to receive the death proceeds. The beneficiary may have no rights if the Owner elects to receive all death proceeds payable under an accelerated death benefits rider. If no named beneficiary survives the insured(s), we will pay the proceeds to the Policy Owner.

  A change of Policy Owner or beneficiary must be in written form satisfactory to us and must be dated and signed by the Policy Owner making the change. The change will be subject to all payments made and actions taken by us under the Policy before we receive the signed change form at our Home Office.

  You may assign (transfer) your rights in the Policy to someone else. An absolute assignment of the Policy is a change of Policy Owner and beneficiary to the assignee. A collateral assignment of the Policy does not change the Policy Owner or beneficiary, but their rights will be subject to the terms of the assignment. Assignments will be subject to all payments made and actions taken by us under the Policy before we receive a signed copy of the assignment form is at our Home Office. We will not be responsible for determining whether or not an assignment is valid. Changing the Policy Owner or assigning the Policy may have tax consequences. (See "Tax Considerations" below.)

EXCHANGE OF POLICY

  You may exchange the Policy within 24 months after it was issued for a policy that provides fixed benefit insurance. The new policy will be issued by us or MetLife, as described below, on any plan of whole life or endowment insurance (or, if the Policy exchanged is a Last Survivor Policy, on any plan of survivorship insurance) with a level face amount.

  The new policy will be issued with:

  -- the same insured, Face Amount, Policy Date and risk class(es)

  -- the age of the insured on the Policy Date

  -- a rider that purchases paid-up additions if the cash value is more than is required to purchase the new policy.

  The new policy will be issued subject to any cost or credit and the repayment of any Policy loan balance, and subject to any assignments of this Policy.

                        NELICO'S DISTRIBUTION AGREEMENT

  We sell the Policies through licensed insurance agents. These agents are also registered representatives of New England Securities. New England Securities, the principal underwriter of the variable life insurance policies, is a Massachusetts corporation organized in 1968 and an indirect, wholly-owned subsidiary of NELICO. New England Securities is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. New England Securities intends to enter into selling agreements with other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable life insurance policies. In some states, Policies may be sold by representatives or employees of banks that may be acting as broker-dealers.

  We will pay compensation to the New England Securities registered representatives or other broker-dealers or banks involved in the sale of a Policy. Such compensation will generally have a present value that does not exceed 8% of premiums under the Policy (although a lower amount may be paid in some circumstances, such as sales of the Policies to a person over age 75). Such compensation may be paid either as a percentage of premiums at the time we receive them, as a percentage of cash value on an ongoing basis, or in some combination of both.

  New England Securities distributes mutual funds, variable annuity contracts and variable life insurance policies. It is the principal underwriter for the Zenith Fund; The New England Variable Account; New England Retirement Investment Account; New England Variable Annuity Separate Account; and New England Variable Annuity Fund I. New England Securities also sells interests in various investment partnerships.

               LIMITS TO NELICO'S RIGHT TO CHALLENGE THE POLICY

  We can challenge that amount of the death benefit that results from the initial premium for two years during an insured's lifetime from the date of issue, based on misrepresentations made in the application. We can challenge any amount of the death benefit that results from an additional payment for which proof of insurability is required for two years during an insured's lifetime from receipt of the payment. However, if an insured dies within two years of the date of issue, we can challenge all or part of the Policy at any time based on misrepresentations in the application. If an insured dies within two years of the receipt of an additional payment for which proof of insurability is required, NELICO can challenge any amount of the death benefit resulting from that additional payment at any time with respect to misrepresentation.

MISSTATEMENT OF AGE OR SEX

  If the application misstates the insured's age (or either insured's age under a Last Survivor Policy) or sex, the Policy's death benefit will be the amount that the most recent Monthly Deduction (for Policies issued in Maryland, the most recent cost of insurance deduction) which was made would provide, based on the insured's correct age(s) and sex(es).

SUICIDE

  Single Insured Policies. If the Insured dies by suicide while sane or insane within two years (or less, in some states) from the date of issue (or the Policy Date, if earlier, in some states), the Death Benefit is limited to: the initial premium; plus any additional payments made; less any outstanding Policy Loan Balance and partial surrenders (or such greater amount, in some states).

  Last Survivor Policies. If either of the Insureds dies by suicide while sane or insane within two years (or less, in some states) from the date of issue (or the Policy Date, if earlier, in some states) set forth in the Policy, the Death Benefit is limited to: the initial premium; plus any additional payments made; less any outstanding Policy Loan Balance and partial surrenders (or such greater amount, in some states). The Policy will terminate on the first death by suicide.

  Within 60 days after the first death by suicide under a Last Survivor Policy, the Owner can purchase new life insurance on an Eligible Insured without evidence of insurability. An Eligible Insured is a surviving Insured whom we would have issued a single life policy on the Policy Date of this Policy. The new policy will be issued subject to certain conditions. Contact your agent or us.

                              TAX CONSIDERATIONS

INTRODUCTION

  The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

  In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We believe that the Policy should satisfy the applicable requirements. However, with respect to Policies issued on a rated basis, it is not clear whether such Policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

  In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of a Policy Owner to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Policy Owners investment control over Variable Account assets, we reserve the right to modify the Policies as necessary to prevent a Policy Owner from being treated as the owner of the Variable Account assets supporting the Policy.

  In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements.

  The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

  IN GENERAL. We believe that the death benefit under a Policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax advisor should be consulted on these consequences.

  Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy Cash Value until there is a distribution.

  MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable income tax treatment than other life insurance contracts. Although the rules are rather complex, in general, a contract which requires fewer than seven level annual premiums to provide fully paid-up future benefits will be a Modified Endowment Contract. Since the Policy only requires a single premium payment to provide such paid-up benefits, the Policy will in most cases be a Modified Endowment Contract. As a result, when distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences will generally be governed by the rules applicable to Modified Endowment Contracts. These rules are as follows:

  (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

  (2) Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

  (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary or designated beneficiary.

  If the Policy is issued in a Section 1035 tax-free exchange for a life insurance policy that is not a Modified Endowment Contract, the new Policy may not be classified as a Modified Endowment Contract if the death benefit of the Policy is greater than or equal to the death benefit of the policy being exchanged. The payment of premiums at the time of or after the exchange may, however, cause the newly issued Policy to become a Modified Endowment Contract. In the event the Policy is not classified as a Modified Endowment Contract, the following rules will apply:

  (1) Distributions other than death benefits will generally be treated first as a recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

  (2) Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with preferred loans and loans where the interest rate we credit is only slightly lower than the interest rate we charge is less clear and a tax advisor should be consulted about such loans.

  (3) Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

  INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate Premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

  POLICY LOANS. In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

  MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by NELICO (or its affiliates) to the same Policy Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.

  ACCELERATED BENEFITS RIDER. If such a rider is made available, we believe that payments received under the accelerated benefit rider should be fully excludable from the gross income of the Policy Owner. (See "Acceleration of Death Benefit Rider" for more information regarding the rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.

  OTHER POLICY OWNER TAX MATTERS. Federal and state estate, inheritance, transfer and other tax consequences depend on the individual circumstances of each Policy Owner or beneficiary. A tax advisor should be consulted on these consequences.


  The tax consequences of continuing the Policy beyond an insured's 100th year are unclear. You should consult a tax advisor if you intend to keep the Policy in force beyond an insured's 100th year.

  If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified advisor regarding ERISA.

  Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified advisor before requesting a loan under a Policy held in connection with a retirement plan.

  Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

  We believe that Policies subject to Puerto Rican tax law will generally receive treatment similar, with certain modifications, to that described above. Among other differences, Policies governed by Puerto Rican tax law are not currently subject to the rules described above regarding Modified Endowment Contracts. You should consult your tax advisor with respect to Puerto Rican tax law governing the Policies.

  POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Policy.

NELICO'S INCOME TAXES

  Under current Federal income tax law, NELICO is not taxed on the Variable Account's operations. Thus, currently we do not deduct a charge from the Variable Account for Federal income taxes. We reserve the right to charge the Variable Account for any future Federal income taxes we may incur.

  Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                                  MANAGEMENT

  The directors and executive officers of NELICO and their principal business experience during the past five years are:

                              DIRECTORS OF NELICO

        NAME AND PRINCIPAL                PRINCIPAL BUSINESS EXPERIENCE
         BUSINESS ADDRESS                   DURING THE PAST FIVE YEARS
        ------------------                -----------------------------
 James M. Benson................. Chairman, President and Chief Executive
                                   Officer of NELICO since 1998; formerly,
                                   Director, President and Chief Operating
                                   Officer 1997-1998 of NELICO; President and
                                   Chief Executive Officer 1996-1997 of
                                   Equitable Life Assurance Society and
                                   President and Chief Operating Officer 1996-
                                   1997 of Equitable Companies, Inc.; President
                                   and Chief Operating Officer 1994-1996 of
                                   Equitable Life Assurance Society.
 Robert H. Benmosche ............ Director of NELICO since 1998 and Chairman,
  Metropolitan Life Insurance Co.  President and Chief Executive Officer of
  One Madison Avenue               Metropolitan Life Insurance Company since
  New York, NY 10010               1998; formerly, Director, President and
                                   Chief Operating Officer 1997-1998; Executive
                                   Vice President 1995-1997 of Metropolitan
                                   Life; Executive Vice President 1989-1995 of
                                   PaineWebber.
 Susan C. Crampton............... Director of NELICO since 1996 and serves as
  6 Tarbox Road                    Principal of The Vermont Partnership, a
  Jericho, VT 05465                business consulting firm located in Jericho,
                                   Vermont since 1989; formerly, Director 1989-
                                   1996 of New England Mutual.
 Edward A. Fox................... Director of NELICO since 1996 and Chairman of
  RR Box 67-15                     the Board of SLM Holdings since 1997;
  Harborside, ME 04642             formerly, Director 1994-1996 of New England
                                   Mutual.
 George J. Goodman............... Director of NELICO since 1996 and author,
  Adam Smith's Money World         television journalist, and editor.
  50th Floor, Craig Drill Capital
  General Motors Building
  767 Fifth Street
  New York, NY 10153
 Dr. Evelyn E. Handler........... Director of NELICO since 1996 and President
  Ten Sterling Place               of Merrimack Higher Education Associates,
  Bow, NH 03304                    Inc. since 1998; formerly Director 1987-1996
                                   of New England Mutual and Executive Director
                                   and Chief Executive Officer 1994-1997 of the
                                   California Academy of Sciences.
 Philip K. Howard, Esq........... Director of NELICO since 1996 and Partner of
  Howard, Smith & Levin LLP        the law firm of Howard, Smith & Levin LLP in
  1330 Avenue of the Americas      New York City.
  New York, NY 10019
 Bernard A. Leventhal............ Director of NELICO since 1996; formerly, Vice
  Burlington Industries            Chairman of the Board of Directors 1995-1998
  1345 Avenue of the Americas      of Burlington Industries, Inc.; Director and
  New York, NY 10105               Executive Vice President 1993-1995 of
                                   Burlington Menswear Division.
 Thomas J. May................... Director of NELICO since 1996 and Chairman,
  Boston Edison Company            President and Chief Executive Officer of
  800 Boylston Street              Boston Edison Company since 1994; formerly,
  Boston, MA 02199                 Director 1994-1996 of New England Mutual.
 Stewart G. Nagler............... Director of NELICO since 1996 and Vice
  Metropolitan Life                Chairman and Chief Financial Officer of
  One Madison Avenue               Metropolitan Life Insurance Company since
  New York, NY 10010               1998; formerly, Senior Executive Vice
                                   President and Chief Financial Officer 1986-
                                   1998 of Metropolitan Life Insurance Company.

     NAME AND PRINCIPAL                PRINCIPAL BUSINESS EXPERIENCE
      BUSINESS ADDRESS                  DURING THE PAST FIVE YEARS
     ------------------                -----------------------------
 Catherine A. Rein......... Director of NELICO since 1998 and President and
  Metropolitan Auto          Chief Executive Officer since 1999 of
  and Home Insurance         Metropolitan Auto and Home Insurance Company;
  Company                    formerly, Senior Executive Vice President 1998-
  700 Quaker Lane            1999 and Executive Vice President 1989-1998 of
  Warwick, RI 02887          Metropolitan Life Insurance Company.
 Rand N. Stowell........... Director of NELICO since 1996 and President of
  P.O. Box 60                United Timber Corp. of Dixfield, Maine; formerly,
  Weld, ME 04285             Director 1990-1996 of New England Mutual.
 Alexander B. Trowbridge... Director of NELICO since 1996 and President of
  Trowbridge Partners, Inc.  Trowbridge Partners, Inc. in Washington, DC;
  1317 F Street, NW,         formerly, Director 1983-1996 of New England
  Suite 500                  Mutual.
  Washington, D.C. 20004

                          EXECUTIVE OFFICERS OF NELICO
                              OTHER THAN DIRECTORS

                                       PRINCIPAL BUSINESS EXPERIENCE
            NAME                        DURING THE PAST FIVE YEARS
            ----                       -----------------------------
 James M. Benson........... See Directors above
 David W. Allen............ Senior Vice President of NELICO since 1996;
                             formerly, Senior Vice President 1994-1996 of New
                             England Mutual.
 A. Frank Beaz............. Executive Vice President since 1999; formerly,
                             Senior Vice President 1998-1999 of NELICO; Chief
                             Administrative Officer and Senior Vice President
                             1997-1998 of Equitable Distributors, Inc. and
                             Senior Vice President 1994-1997 of The Equitable
                             Life Insurance Companies.
 Mary Ann Brown............ President, New England Products and Services (a
                             business unit of NELICO) since 1998; formerly,
                             Director, Worldwide Life Insurance 1997-1998 of
                             Swiss Reinsurance New Markets; President and
                             Chief Executive Officer 1996-1998 of Atlantic
                             International Reinsurance Company; Executive Vice
                             President 1996-1997 of Swiss Re Atrium and Swiss
                             Re Services and Principal 1987-1996 of
                             Tillinghast/Towers Perrin.
 Anthony J. Candito........ President, NEF Information Services (a business unit of NELICO) and Chief Information Officer
                             since 1998; formerly, Senior Vice President 1996-
                             1998 of NELICO; Senior Vice President 1995-1996
                             and Vice President 1994-1995 of New England
                             Mutual.
 Thom A. Faria............. President, Career Agency System (a business unit of NELICO) since 1996; formerly, Executive Vice
                             President in 1996 and Senior Vice President 1993-
                             1996 of New England Mutual.
 Anne M. Goggin............ Senior Vice President and Associate General
                             Counsel of NELICO since 1997; formerly, Vice
                             President and Counsel of NELICO in 1996; Vice
                             President and Counsel 1994-1996 of New England
                             Mutual.
 Daniel D. Jordan.......... Second Vice President, Counsel, Secretary and
                             Clerk since 1996; formerly, Counsel and Assistant
                             Secretary 1990-1996 of New England Mutual.
 Stephan M. Largent........ Senior Vice President of NELICO since 1998;
                             formerly, President 1995-1998 of First Variable
                             Life Company, President 1993-1995 of ING
                             Equities, Inc. and Vice President 1993-1995 of
                             Security Life of Denver.
 Alan C. Leland, Jr........ Senior Vice President of NELICO since 1996;
                             formerly, Vice President 1984-1996 of New England
                             Mutual.

                                        PRINCIPAL BUSINESS EXPERIENCE
            NAME                          DURING THE PAST FIVE YEARS
            ----                        -----------------------------
 Bruce C. Long............. President, New England Annuities (a business unit of
                             NELICO) since 1996; formerly, President 1994-1996 of
                             New England Annuities (a business unit of New
                             England Mutual).
 George J. Maloof.......... Senior Vice President of NELICO since 1996; formerly,
                             Vice President 1991-1996 of New England Mutual.
 Thomas W. McConnell....... Senior Vice President of NELICO since 1996 and
                             Director, Chief Executive Officer and President of
                             New England Securities Corporation since 1993.
 Thomas W. Moore........... Senior Vice President of NELICO since 1996; formerly,
                             Vice President 1990-1996 of New England Mutual.
 Richard A. Robinson....... Second Vice President and chief accounting officer of
                             NELICO since 1998; formerly, Second Vice President
                             1997-1998 of NELICO; Manager of Life Insurance
                             Accounting 1994-1997 of Liberty Life Assurance
                             Company.
 David Y. Rogers........... Executive Vice President and Chief Financial Officer
                             of NELICO since 1999; formerly, Partner, Actuarial
                             Consulting 1992-1999 of Price Waterhouse Coopers
                             LLP.
 John G. Small, Jr......... President, New England Services (a business unit of
                             NELICO) since 1997; formerly, Senior Vice President
                             1996-1997 of NELICO and Senior Vice President 1990-
                             1996 of New England Mutual.
 H. James Wilson........... Executive Vice President and General Counsel of
                             NELICO since 1996; formerly, Executive Vice
                             President and General Counsel 1993-1996 of New
                             England Mutual.
 John W. Wright............ President, New England Employee Benefits Group (a
                             business unit of NELICO) since 1996; formerly,
                             President 1993-1996 of New England Employee Benefits
                             Group (a business unit of New England Mutual).
 Frederick K. Zimmermann... Executive Vice President and Chief Investment Officer
                             of NELICO since 1996; formerly, Executive Vice
                             President and Chief Investment Officer 1993-1996 of
                             New England Mutual.

  The principal business address for each of the directors and officers is the same as our's except where indicated.

  Like all financial services providers, we utilize systems that may be affected by Year 2000 transition issues and we rely on a number of third parties, including banks, custodians, and investment managers, that also may be affected. We and our affiliates have developed, and are in the process of implementing, a Year 2000 transition plan. We are also confirming that our service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict whether the amount of resources being devoted, or the outcome of these efforts, will have any negative impact. If we or our service providers, or the Eligible Funds are not successful in the Year 2000 transition, computer systems could fail or erroneous results or delays could occur when processing information after December 31, 1999. However, as of the date of this prospectus, it is not anticipated that you will experience negative effects on your investment, or on the Policy services provided as a result of Year 2000 transition implementation. Currently, we have converted our systems to be Year 2000 compliant. We are conducting systems testing and compliance verification which we expect to complete in mid-1999. There can, however, be no assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Variable Account attributable to Year 2000 transition.

                                 VOTING RIGHTS

  We own the Eligible Fund shares held in the Variable Account and vote those shares at meetings of the Eligible Fund shareholders. As required by applicable Federal securities law, you have the right to instruct us how to vote the shares that are attributable to your Policy.

  We determine Policy Owners who are entitled to give voting instructions and the number of shares attributable to their Policies as of the meeting record date. If we do not receive timely instructions, we will vote shares in the same proportion as the aggregate cash value of policies giving instructions, respectively, to vote for, against, or withhold votes on a proposition, bears to the total cash value in that Sub-Account for all policies for which voting instructions are received. No voting privileges apply to cash value removed from the Variable Account as a result of a Policy loan. We will vote all Zenith Fund shares held in our or an affiliate's general account (or any unregistered separate account for which voting privileges were not extended) in the same proportion as the total of (i) shares for which we received voting instructions and (ii) shares that we vote in proportion to such voting instructions.

  The Eligible Funds' Board of Trustees monitor events to identify conflicts that may arise from the sale of Eligible Fund shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of any of the Eligible Funds, or differences in voting instructions given by variable life and variable annuity contract owners. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected Sub-Accounts from the Eligible Fund(s), if necessary. If we believe any Eligible Fund action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that we may be unable to remedy.

  We may disregard voting instructions for changes in the investment policy, investment adviser or principal underwriter of the Eligible Fund portfolio if required by state insurance law or if we (i) reasonably disapprove of the changes and (ii) in the case of a change in investment policy or investment adviser, make a good faith determination that the proposed change is contrary to state law, prohibited by state regulatory authorities, inconsistent with a sub-account's investment objectives, or quality of investments purchased by the sub-account or similar sub-accounts with investments similar to those of the sub-account. If we do disregard voting instructions, the next report to Policy owners will include a summary of that action and the reasons for it.

                           RIGHTS RESERVED BY NELICO

  We and our affiliates may change the voting procedures described above, and vote Eligible Fund shares without Policy Owner instructions, if the securities laws change. We also reserve the right: (1) to add sub-accounts; (2) to combine sub-accounts; (3) to invest some or all of the assets of the Variable Account other than in the Zenith Fund; (4) to invest some or all of the assets of the Variable Account in any other investment company chosen by us; (5) to remove a portfolio in which the Sub-Account is invested or to substitute a different portfolio; (6) to operate the Variable Account as a management investment company under the Investment Company Act of 1940 or in any other form; and (7) to deregister the Variable Account under the Investment Company Act of 1940. We will exercise these rights in accordance with applicable law, including approval of Policy Owners if required. We will notify you if exercise of any of these rights would result in a material change in the Variable Account or its investments.

                               TOLL-FREE NUMBERS

  For Sub-Account transfers or premium reallocations, call 1-877-633-7785.

  To request a copy of the Statement of Additional Information for the New England Zenith Fund, call 1-800-356-5015.

  You may also call our Customer Service at 1-877-633-7785 to request current information about your Policy values, to change or update Policy information such as your address, billing mode, beneficiary or ownership, or to request Dollar Cost Averaging, Asset Reallocation or Policy loans of less than $25,000. Requests must be in writing if the Policy is owned by a corporation or a pension trust.

  For all other Policy changes, please contact your registered representative.

  We plan to make available later in 1999 a toll-free number that will provide information about daily unit values of the Variable Account Sub-Accounts. The toll-free number will be 1-800-333-2501.

                                    REPORTS

  We will send you an annual statement showing your Policy's death benefit, cash value and any outstanding Policy loan balance. We will also confirm Policy loans, sub-account transfers, lapses, surrenders and other Policy transactions.

  You will be sent semiannual reports containing the financial statements of the Variable Account and the Eligible Funds.

                             ADVERTISING PRACTICES

  Professional organizations may endorse the Policies. We may use such endorsements in Policy sales material. We may pay the professional organization for the use of its customer or mailing lists to distribute Policy promotional materials. An endorsement by a third party does not predict the future performance of the Policies. Articles discussing the Variable Account's investment performance, rankings and other characteristics may appear in publications. Some or all of these publishers or ranking services (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) may publish their own rankings or performance reviews of variable contract separate accounts, including the Variable Account. We may use references to or reprints of such articles or rankings as sales material and may include rankings that indicate the names of other variable contract separate accounts and their investment experience.

  Publications may use articles and releases, developed by us, the Eligible Funds and other parties, about the Variable Account or the Eligible Funds. We may use references to or reprints of such articles in sales material for the Policies or the Variable Account. Such literature may refer to personnel of the advisers, who have portfolio management responsibility, and their investment style and include excerpts from media articles.

  We are a member of the Insurance Marketplace Standards Association ("IMSA"), and may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

  Policy sales material may refer to historical, current and prospective economic trends. In addition, sales material may discuss topics of general investor interest for the benefit of registered representatives and prospective Policy Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                                 LEGAL MATTERS

  Legal matters in connection with the Policies described in this prospectus have been passed on by H. James Wilson, General Counsel of NELICO. Sutherland Asbill & Brennan LLP, of Washington, D.C., has provided advice on certain matters relating to the federal securities laws.

                            REGISTRATION STATEMENT

  This prospectus omits certain information contained in the Registration Statement which we filed with the SEC. You may obtain copies of such additional information from the SEC upon payment of the prescribed fee, or for free by accessing the SEC's internet site at http://www.sec.gov.

                                    EXPERTS

  The financial statements of New England Variable Life Separate Account of New England Life Insurance Company ("NELICO") and the consolidated financial statements of NELICO and subsidiaries included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

  Actuarial matters included in this prospectus have been examined by Rodney
J. Chandler, F.S.A., M.A.A.A., Second Vice President and Actuary of NELICO, as stated in his opinion filed as an exhibit to the Registration Statement.

                                  APPENDIX A:

                       ILLUSTRATIONS OF DEATH BENEFITS,
             CASH VALUES, NET CASH VALUES AND ACCUMULATED PREMIUMS

  The tables in Appendix A illustrate the way the Policies work. They show how the death benefit, net cash value and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to constant after tax annual rates of 0%, 6% and 12%. We based the tables on an initial premium of $50,000 and show the initial death benefit based on that premium. We assumed the insureds to be in the standard nonsmoker underwriting class. We first give values based on current Policy charges and then based on guaranteed Policy charges. (See "Charges and Expenses.") The issue ages represented in the illustrations are age 70 or less; if an issue age were over age 70, the death benefit, net cash value and cash value in the illustrations based on current Policy charges would be lower, all other things being equal, because the current cost of insurance charge under the Policy increases for issue ages over 70. These tables may assist in the comparison of death benefits, net cash values and cash values for the Policies with those under other variable life insurance policies that may be issued by NELICO or other companies.

  The illustrated death benefits, net cash values and cash values for a Policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average during the period, if the initial premium was paid in another amount, or additional payments were made. They would also be different depending on the allocation of cash value among the Variable Account's Sub-Accounts, if the actual gross rate of return for all Sub-Accounts averaged 0%, 6% or 12%, but varied above or below that average for individual Sub-Accounts. They would also differ if a Policy loan or partial surrender were made during the period of time illustrated, or if the insured were in another risk class.

  The death benefits, net cash values and cash values shown in the tables reflect a Monthly Deduction (consisting of an administrative charge, a charge for the cost of insurance, a mortality and expense risk charge, and, during the first ten Policy Years, a sales charge and state premium tax charge) from cash value on each Monthly Deduction Date. (Because an initial premium of $50,000 has been assumed for purposes of these illustrations, no Monthly Maintenance Charge is reflected in the illustrations. If we assumed an initial premium of less than $50,000, a $2.50 Monthly Maintenance Charge would apply.) The net cash values shown in the tables reflect the fact that we deduct a Surrender Charge (consisting of a deferred sales charge) from cash value upon surrender or lapse during the first nine Policy Years. (See "Charges and Expenses.") The illustrations reflect an average of the investment advisory fees and operating expenses of the Eligible Funds, at an annual rate of .78% of the average daily net assets of the Eligible Funds. This average reflects voluntary expense cap and expense deferral arrangements between NEIM and the Zenith Fund, under which NEIM bears operating expenses of the Zenith Fund that exceed certain amounts. NEIM could terminate the expense cap and expense deferral arrangements at any time.

  Taking account of the average investment advisory fee and operating expenses of the Eligible Funds, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.78%, 5.18%%, and 11.13%, respectively. (See "Net Investment Experience.")

  The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Variable Account since no such charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, net cash values and cash values illustrated. (See "Charge for NELICO's Income Taxes.")

  The second column of each table shows the amount which would accumulate if the initial premium of $50,000 were invested to earn interest, after taxes, of 5% per year, compounded annually.

  The internal rate of return on net cash value is equivalent to an interest rate (after taxes) at which an amount equal to the initial premium could have been invested outside the Policy to arrive at the net cash value of the Policy.

The internal rate of return on the death benefit is equivalent to an interest rate (after taxes) at an amount equal to the initial premium could have been invested outside the Policy to arrive at the death benefit of the Policy. The internal rate of return is compounded annually.

  We will furnish upon request a personalized illustration reflecting the proposed insured's age, sex, and underwriting classification. Where applicable, we will also furnish upon request an illustration for a Policy which is not affected by the sex of the insured.

                             SINGLE INSURED POLICY

                               MALE ISSUE AGE 50

                $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                        $129,122 INITIAL DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

                                                                                                INTERNAL RATE OF RETURN
          INITIAL         DEATH BENEFIT            NET CASH VALUE             CASH VALUE           ON NET CASH VALUE
          PREMIUM     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL
        ACCUMULATED       GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL            GROSS ANNUAL
END OF     AT 5%        RATE OF RETURN OF        RATE OF RETURN OF        RATE OF RETURN OF        RATE OF RETURN OF
POLICY   INTEREST   ------------------------- ------------------------ ------------------------ -------------------------
 YEAR    PER YEAR     0%      6%       12%      0%     6%       12%      0%     6%       12%       0%      6%     12%
------  ----------- ------- ------- --------- ------ ------- --------- ------ ------- --------- -------- ------- --------
   1       52,500   121,280 128,565   135,838 44,457  47,368    50,274 48,457  51,368    54,274   -11.09   -5.26   0.55
   2       55,125   113,947 128,047   142,944 42,962  48,773    54,912 46,962  52,773    58,912    -7.31   -1.23   4.80
   3       57,881   107,093 127,575   150,473 42,012  50,716    60,448 45,512  54,216    63,948    -5.64    0.48   6.53
   4       60,775   100,690 127,152   158,458 41,108  52,700    66,414 44,108  55,700    69,414    -4.78    1.32   7.35
   5       63,814    94,707 126,781   166,934 40,247  54,723    72,846 42,747  57,223    75,346    -4.25    1.82   7.82
   6       67,005    89,118 126,465   175,937 39,427  56,788    79,786 41,427  58,788    81,786    -3.88    2.14   8.10
   7       70,355    83,894 126,203   185,506 38,649  58,897    87,277 40,149  60,397    88,777    -3.61    2.37   8.28
   8       73,873    79,009 125,993   195,673 37,910  61,049    95,365 38,910  62,049    96,365    -3.40    2.53   8.41
   9       77,566    74,439 125,836   206,485 37,209  63,246   104,101 37,709  63,746   104,601    -3.23    2.65   8.49
  10       81,445    70,165 125,736   217,993 36,546  65,490   113,542 36,546  65,490   113,542    -3.09    2.74   8.55
  15      103,946    55,050 132,059   301,466 32,684  78,405   178,984 32,684  78,405   178,984    -2.79    3.04   8.87
  20      132,665    50,000 140,824   423,291 29,230  93,866   282,146 29,230  93,866   282,146    -2.65    3.20   9.04
  25      169,318    50,000 152,747   604,542 26,142 112,377   444,767 26,142 112,377   444,767    -2.56    3.29   9.14
  30      216,097    50,000 168,983   880,617 23,379 134,539   701,120 23,379 134,539   701,120    -2.50    3.35   9.20
  35      275,801    50,000 189,988 1,303,648 20,909 161,071 1,105,227 20,909 161,071 1,105,227    -2.46    3.40   9.25
        INTERNAL RATE OF RETURN
           ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL
             GROSS ANNUAL
END OF     RATE OF RETURN OF
POLICY  -----------------------
 YEAR     0%      6%      12%
------  ------- ------- -------
   1     142.56  157.13  171.68
   2      50.96   60.03   69.08
   3      28.90   36.65   44.38
   4      19.13   26.28   33.42
   5      13.63   20.45   27.27
   6      10.11   16.73   23.33
   7       7.67   14.14   20.60
   8       5.89   12.25   18.60
   9       4.52   10.80   17.07
  10       3.45    9.66   15.86
  15       0.64    6.69   12.72
  20          0    5.31   11.27
  25          0    4.57   10.48
  30          0    4.14   10.03
  35          0    3.89    9.76

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                               MALE ISSUE AGE 50

                $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                        $129,122 INITIAL DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

          INITIAL        DEATH BENEFIT         NET CASH VALUE          CASH VALUE          INTERNAL RATE OF RETURN
          PREMIUM    ASSUMING HYPOTHETICAL  ASSUMING HYPOTHETICAL ASSUMING HYPOTHETICAL       ON NET CASH VALUE
        ACCUMULATED      GROSS ANNUAL           GROSS ANNUAL          GROSS ANNUAL       ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%       RATE OF RETURN OF      RATE OF RETURN OF     RATE OF RETURN OF     ANNUAL RATE OF RETURN OF
POLICY   INTEREST   ----------------------- --------------------- --------------------- ------------------------------
 YEAR    PER YEAR     0%      6%      12%     0%     6%     12%     0%     6%     12%       0%        6%       12%
------  ----------- ------- ------- ------- ------ ------ ------- ------ ------ ------- ---------- --------- ---------
   1       52,500   120,861 128,126 135,379 44,290 47,193  50,090 48,290 51,193  54,090     -11.42     -5.61     0.18
   2       55,125   113,129 127,139 141,940 42,625 48,398  54,499 46,625 52,398  58,499      -7.67     -1.61     4.40
   3       57,881   105,892 126,159 148,820 41,502 50,115  59,745 45,002 53,615  63,245      -6.02      0.08     6.12
   4       60,775    99,117 125,186 156,033 40,419 51,839  65,351 43,419 54,839  68,351      -5.18      0.91     6.92
   5       63,814    92,776 124,221 163,595 39,375 53,568  71,340 41,875 56,068  73,840      -4.67      1.39     7.37
   6       67,005    86,840 123,263 171,525 38,368 55,300  77,735 40,368 57,300  79,735      -4.32      1.69     7.63
   7       70,355    81,284 122,313 179,839 37,400 57,035  84,565 38,900 58,535  86,065      -4.06      1.90     7.80
   8       73,873    76,083 121,370 188,557 36,469 58,772  91,860 37,469 59,772  92,860      -3.87      2.04     7.90
   9       77,566    71,214 120,434 197,698 35,576 60,510  99,650 36,076 61,010 100,150      -3.71      2.14     7.96
  10       81,445    66,657 119,506 207,282 34,718 62,245 107,963 34,718 62,245 107,963      -3.58      2.21     8.00
  15      103,946    50,000 118,776 271,344 29,373 70,518 161,100 29,373 70,518 161,100      -3.48      2.32     8.11
  20      132,665    50,000 118,050 355,229 23,395 78,686 236,779 23,395 78,686 236,779      -3.73      2.29     8.09
  25      169,318    50,000 117,328 465,083 14,180 86,320 342,166 14,180 86,320 342,166      -4.92      2.21     8.00
  30      216,097         0 116,611 608,962      0 92,842 484,837      0 92,842 484,837        --       2.08     7.87
  35      275,801         0 115,898 797,410      0 98,258 676,041      0 98,258 676,041        --       1.95     7.72
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  -----------------------------
 YEAR      0%        6%        12%
------  --------- --------- ---------
   1       141.72    156.25    170.76
   2        50.42     59.46     68.49
   3        28.42     36.14     43.85
   4        18.66     25.79     32.91
   5        13.16     19.96     26.75
   6         9.64     16.23     22.81
   7         7.19     13.63     20.07
   8         5.39     11.72     18.05
   9         4.01     10.26     16.50
  10         2.92      9.10     15.28
  15            0      5.94     11.94
  20            0      4.39     10.30
  25            0      3.47      9.33
  30            0      2.86      8.69
  35            0      2.43      8.23

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                              FEMALE ISSUE AGE 50

                $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                        $145,611 INITIAL DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

          INITIAL         DEATH BENEFIT            NET CASH VALUE             CASH VALUE           INTERNAL RATE OF RETURN
          PREMIUM     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL         ON NET CASH VALUE
        ACCUMULATED       GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF        RATE OF RETURN OF        RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY   INTEREST   ------------------------- ------------------------ ------------------------  ---------------------------
 YEAR    PER YEAR     0%      6%       12%      0%     6%       12%      0%     6%       12%        0%        6%       12%
------  ----------- ------- ------- --------- ------ ------- --------- ------ ------- --------- ---------- --------- ---------
   1       52,500   136,793 145,010   153,213 44,457  47,368    50,274 48,457  51,368    54,274     -11.09     -5.26     0.55
   2       55,125   128,536 144,442   161,247 42,962  48,773    54,912 46,962  52,773    58,912      -7.31     -1.23     4.80
   3       57,881   120,809 143,913   169,744 42,012  50,716    60,448 45,512  54,216    63,948      -5.64      0.48     6.53
   4       60,775   113,576 143,424   178,737 41,108  52,700    66,414 44,108  55,700    69,414      -4.78      1.32     7.35
   5       63,814   106,802 142,971   188,252 40,247  54,723    72,846 42,747  57,223    75,346      -4.25      1.82     7.82
   6       67,005   100,455 142,552   198,318 39,427  56,788    79,786 41,427  58,788    81,786      -3.88      2.14     8.10
   7       70,355    94,502 142,160   208,961 38,649  58,897    87,277 40,149  60,397    88,777      -3.61      2.37     8.28
   8       73,873    88,912 141,786   220,201 37,910  61,049    95,365 38,910  62,049    96,365      -3.40      2.53     8.41
   9       77,566    83,659 141,423   232,062 37,209  63,246   104,101 37,709  63,746   104,601      -3.23      2.65     8.49
  10       81,445    78,725 141,076   244,587 36,546  65,490   113,542 36,546  65,490   113,542      -3.09      2.74     8.55
  15      103,946    61,033 146,412   334,232 32,684  78,405   178,984 32,684  78,405   178,984      -2.79      3.04     8.87
  20      132,665    50,000 153,586   461,651 29,230  93,866   282,146 29,230  93,866   282,146      -2.65      3.20     9.04
  25      169,318    50,000 162,966   644,985 26,142 112,377   444,767 26,142 112,377   444,767      -2.56      3.29     9.14
  30      216,097    50,000 176,343   918,974 23,379 134,539   701,120 23,379 134,539   701,120      -2.50      3.35     9.20
  35      275,801    50,000 194,572 1,335,103 20,909 161,071 1,105,227 20,909 161,071 1,105,227      -2.46      3.40     9.25
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  -----------------------------
 YEAR      0%        6%        12%
------  --------- --------- ---------
   1       173.59    190.02    206.43
   2        60.33     69.97     79.58
   3        34.19     42.25     50.29
   4        22.77     30.14     37.50
   5        16.39     23.38     30.36
   6        12.33     19.08     25.81
   7         9.52     16.10     22.67
   8         7.46     13.92     20.36
   9         5.89     12.25     18.60
  10         4.64     10.93     17.21
  15         1.34      7.43     13.50
  20            0      5.77     11.76
  25            0      4.84     10.77
  30            0      4.29     10.19
  35            0      3.96      9.84

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                              FEMALE ISSUE AGE 50

                $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                        $145,611 INITIAL DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

          INITIAL        DEATH BENEFIT          NET CASH VALUE           CASH VALUE          INTERNAL RATE OF RETURN
          PREMIUM    ASSUMING HYPOTHETICAL  ASSUMING HYPOTHETICAL  ASSUMING HYPOTHETICAL        ON NET CASH VALUE
        ACCUMULATED      GROSS ANNUAL            GROSS ANNUAL           GROSS ANNUAL       ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%       RATE OF RETURN OF      RATE OF RETURN OF      RATE OF RETURN OF      ANNUAL RATE OF RETURN OF
POLICY   INTEREST   ----------------------- ---------------------- ----------------------  ---------------------------
 YEAR    PER YEAR     0%      6%      12%     0%     6%      12%     0%     6%      12%       0%        6%       12%
------  ----------- ------- ------- ------- ------ ------- ------- ------ ------- ------- ---------- --------- ---------
   1       52,500   136,295 144,488 152,667 44,281  47,183  50,080 48,281  51,183  54,080     -11.44     -5.63     0.16
   2       55,125   127,576 143,374 160,066 42,611  48,383  54,481 46,611  52,383  58,481      -7.68     -1.63     4.39
   3       57,881   119,414 142,269 167,824 41,487  50,097  59,725 44,987  53,597  63,225      -6.03      0.06     6.10
   4       60,775   111,774 141,172 175,958 40,408  51,825  65,334 43,408  54,825  68,334      -5.19      0.90     6.92
   5       63,814   104,623 140,084 184,487 39,375  53,568  71,340 41,875  56,068  73,840      -4.67      1.39     7.37
   6       67,005    97,930 139,004 193,429 38,386  55,325  77,770 40,386  57,325  79,770      -4.31      1.70     7.64
   7       70,355    91,664 137,933 202,804 37,443  57,101  84,661 38,943  58,601  86,161      -4.05      1.92     7.81
   8       73,873    85,799 136,869 212,634 36,548  58,897  92,053 37,548  59,897  93,053      -3.84      2.07     7.93
   9       77,566    80,310 135,814 222,941 35,699  60,718  99,990 36,199  61,218 100,490      -3.67      2.18     8.00
  10       81,445    75,171 134,767 233,747 34,896  62,561 108,509 34,896  62,561 108,509      -3.53      2.27     8.06
  15      103,946    55,797 133,944 305,972 29,880  71,728 163,851 29,880  71,728 163,851      -3.37      2.43     8.23
  20      132,665    50,000 133,126 400,533 25,044  81,362 244,793 25,044  81,362 244,793      -3.40      2.46     8.27
  25      169,318    50,000 132,312 524,345 18,782  91,240 361,577 18,782  91,240 361,577      -3.84      2.44     8.24
  30      216,097    50,000 131,504 686,490  7,951 100,329 523,750  7,951 100,329 523,750      -5.95      2.35     8.14
  35      275,801         0 130,700 898,855      0 108,196 744,091      0 108,196 744,091        --       2.23     8.02
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  -----------------------------
 YEAR      0%        6%        12%
------  --------- --------- ---------
   1       172.59    188.98    205.33
   2        59.73     69.34     78.92
   3        33.67     41.70     49.73
   4        22.28     29.63     36.97
   5        15.91     22.88     29.84
   6        11.86     18.58     25.29
   7         9.04     15.60     22.14
   8         6.98     13.41     19.83
   9         5.41     11.74     18.07
  10         4.16     10.42     16.67
  15         0.73      6.79     12.84
  20            0      5.02     10.96
  25            0      3.97      9.86
  30            0      3.28      9.12
  35            0      2.78      8.60

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                               MALE ISSUE AGE 70

                $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $75,013 INITIAL DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

          INITIAL       DEATH BENEFIT          NET CASH VALUE           CASH VALUE          INTERNAL RATE OF RETURN
          PREMIUM   ASSUMING HYPOTHETICAL  ASSUMING HYPOTHETICAL  ASSUMING HYPOTHETICAL        ON NET CASH VALUE
        ACCUMULATED      GROSS ANNUAL           GROSS ANNUAL           GROSS ANNUAL       ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%      RATE OF RETURN OF      RATE OF RETURN OF      RATE OF RETURN OF      ANNUAL RATE OF RETURN OF
POLICY   INTEREST   ---------------------- ---------------------- ---------------------- ------------------------------
 YEAR    PER YEAR     0%     6%      12%     0%     6%      12%     0%     6%      12%       0%        6%       12%
------  ----------- ------ ------- ------- ------ ------- ------- ------ ------- ------- ---------- --------- ---------
   1       52,500   71,164  75,438  79,706 44,457  47,368  50,274 48,457  51,368  54,274     -11.09     -5.26     0.55
   2       55,125   67,560  75,920  84,753 42,962  48,773  54,912 46,962  52,773  58,912      -7.31     -1.23     4.80
   3       57,881   64,191  76,467  90,192 42,012  50,716  60,448 45,512  54,216  63,948      -5.64      0.48     6.53
   4       60,775   61,043  77,086  96,066 41,108  52,700  66,414 44,108  55,700  69,414      -4.78      1.32     7.35
   5       63,814   58,103  77,780 102,413 40,247  54,723  72,846 42,747  57,223  75,346      -4.25      1.82     7.82
   6       67,005   55,351  78,546 109,273 39,427  56,788  79,786 41,427  58,788  81,786      -3.88      2.14     8.10
   7       70,355   52,770  79,382 116,684 38,649  58,897  87,277 40,149  60,397  88,777      -3.61      2.37     8.28
   8       73,873   50,344  80,282 124,682 37,910  61,049  95,365 38,910  62,049  96,365      -3.40      2.53     8.41
   9       77,566   50,000  81,240 133,308 37,209  63,246 104,101 37,709  63,746 104,601      -3.23      2.65     8.49
  10       81,445   50,000  82,256 142,610 36,546  65,490 113,542 36,546  65,490 113,542      -3.09      2.74     8.55
  15      103,946   50,000  92,481 211,117 32,684  78,405 178,984 32,684  78,405 178,984      -2.79      3.04     8.87
  20      132,665   50,000 105,659 317,591 29,230  93,866 282,146 29,230  93,866 282,146      -2.65      3.20     9.04
  25      169,318   50,000 120,372 476,410 26,142 112,377 444,767 26,142 112,377 444,767      -2.56      3.29     9.14
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  -----------------------------
 YEAR      0%        6%        12%
------  --------- --------- ---------
   1        42.33     50.88     59.41
   2        16.24     23.22     30.19
   3         8.68     15.21     21.73
   4         5.12     11.43     17.73
   5         3.05      9.24     15.42
   6         1.71      7.82     13.92
   7         0.77      6.83     12.87
   8         0.09      6.10     12.10
   9            0      5.54     11.51
  10            0      5.10     11.05
  15            0      4.19     10.08
  20            0      3.81      9.68
  25            0      3.58      9.44

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                               MALE ISSUE AGE 70

                $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $75,013 INITIAL DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

          INITIAL       DEATH BENEFIT        NET CASH VALUE          CASH VALUE         INTERNAL RATE OF RETURN
          PREMIUM   ASSUMING HYPOTHETICAL ASSUMING HYPOTHETICAL ASSUMING HYPOTHETICAL      ON NET CASH VALUE
        ACCUMULATED     GROSS ANNUAL          GROSS ANNUAL          GROSS ANNUAL      ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%      RATE OF RETURN OF     RATE OF RETURN OF     RATE OF RETURN OF    ANNUAL RATE OF RETURN OF
POLICY   INTEREST   --------------------- --------------------- --------------------- ----------------------------
 YEAR    PER YEAR     0%     6%     12%     0%     6%     12%     0%     6%     12%      0%        6%      12%
------  ----------- ------ ------ ------- ------ ------ ------- ------ ------ ------- --------- -------- ---------
   1       52,500   70,210 74,434  78,651 43,808 46,684  49,556 47,808 50,684  53,556    -12.38    -6.63    -0.89
   2       55,125   65,715 73,860  82,467 41,679 47,341  53,323 45,679 51,341  57,323     -8.70    -2.70     3.27
   3       57,881   61,507 73,290  86,467 40,110 48,464  57,807 43,610 51,964  61,307     -7.08    -1.03     4.95
   4       60,775   57,568 72,725  90,662 38,597 49,548  62,509 41,597 52,548  65,509     -6.27    -0.23     5.74
   5       63,814   53,882 72,163  95,061 37,141 50,591  67,437 39,641 53,091  69,937     -5.77     0.24     6.17
   6       67,005   50,431 71,606  99,673 35,745 51,594  72,601 37,745 53,594  74,601     -5.44     0.52     6.41
   7       70,355   50,000 71,054 104,510 34,331 52,560  78,014 35,831 54,060  79,514     -5.23     0.72     6.56
   8       73,873   50,000 70,505 109,582 32,722 53,492  83,694 33,722 54,492  84,694     -5.16     0.85     6.65
   9       77,566   50,000 69,961 114,900 30,866 54,396  89,657 31,366 54,896  90,157     -5.22     0.94     6.70
  10       81,445   50,000 69,421 120,476 28,697 55,271  95,919 28,697 55,271  95,919     -5.40     1.01     6.73
  15      103,946   50,000 68,997 157,758  6,883 58,495 133,747  6,883 58,495 133,747    -12.38     1.05     6.78
  20      132,665        0 68,575 206,593      0 60,921 183,536      0 60,921 183,536       --      0.99     6.72
  25      169,318        0 68,155 270,541      0 63,628 252,572      0 63,628 252,572       --      0.97     6.69
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  -----------------------------
 YEAR      0%        6%        12%
------  --------- --------- ---------
   1        40.42     48.87     57.30
   2        14.64     21.54     28.43
   3         7.15     13.59     20.03
   4         3.59      9.82     16.04
   5         1.51      7.61     13.71
   6         0.14      6.17     12.19
   7            0      5.15     11.11
   8            0      4.39     10.31
   9            0      3.80      9.69
  10            0      3.34      9.19
  15            0      2.17      7.96
  20            0      1.59      7.35
  25            0      1.25      6.99

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                              FEMALE ISSUE AGE 70

                $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $81,811 INITIAL DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

          INITIAL       DEATH BENEFIT          NET CASH VALUE           CASH VALUE          INTERNAL RATE OF RETURN
          PREMIUM   ASSUMING HYPOTHETICAL  ASSUMING HYPOTHETICAL  ASSUMING HYPOTHETICAL        ON NET CASH VALUE
        ACCUMULATED      GROSS ANNUAL           GROSS ANNUAL           GROSS ANNUAL       ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%      RATE OF RETURN OF      RATE OF RETURN OF      RATE OF RETURN OF      ANNUAL RATE OF RETURN OF
POLICY   INTEREST   ---------------------- ---------------------- ---------------------- ------------------------------
 YEAR    PER YEAR     0%     6%      12%     0%     6%      12%     0%     6%      12%       0%        6%       12%
------  ----------- ------ ------- ------- ------ ------- ------- ------ ------- ------- ---------- --------- ---------
   1       52,500   77,296  81,939  86,574 44,457  47,368  50,274 48,457  51,368  54,274     -11.09     -5.26     0.55
   2       55,125   73,067  82,108  91,661 42,962  48,773  54,912 46,962  52,773  58,912      -7.31     -1.23     4.80
   3       57,881   69,114  82,332  97,109 42,012  50,716  60,448 45,512  54,216  63,948      -5.64      0.48     6.53
   4       60,775   65,427  82,621 102,964 41,108  52,700  66,414 44,108  55,700  69,414      -4.78      1.32     7.35
   5       63,814   61,990  82,983 109,265 40,247  54,723  72,846 42,747  57,223  75,346      -4.25      1.82     7.82
   6       67,005   58,784  83,419 116,053 39,427  56,788  79,786 41,427  58,788  81,786      -3.88      2.14     8.10
   7       70,355   55,791  83,927 123,364 38,649  58,897  87,277 40,149  60,397  88,777      -3.61      2.37     8.28
   8       73,873   52,990  84,501 131,235 37,910  61,049  95,365 38,910  62,049  96,365      -3.40      2.53     8.41
   9       77,566   50,364  85,138 139,704 37,209  63,246 104,101 37,709  63,746 104,601      -3.23      2.65     8.49
  10       81,445   50,000  85,839 148,822 36,546  65,490 113,542 36,546  65,490 113,542      -3.09      2.74     8.55
  15      103,946   50,000  94,712 216,211 32,684  78,405 178,984 32,684  78,405 178,984      -2.79      3.04     8.87
  20      132,665   50,000 106,633 320,519 29,230  93,866 282,146 29,230  93,866 282,146      -2.65      3.20     9.04
  25      169,318   50,000 120,514 476,968 26,142 112,377 444,767 26,142 112,377 444,767      -2.56      3.29     9.14
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  -----------------------------
 YEAR      0%        6%        12%
------  --------- --------- ---------
   1        54.59     63.88     73.15
   2        20.89     28.15     35.40
   3        11.39     18.09     24.77
   4         6.95     13.38     19.79
   5         4.39     10.66     16.92
   6         2.73      8.91     15.07
   7         1.58      7.68     13.77
   8         0.73      6.78     12.82
   9         0.08      6.09     12.09
  10            0      5.55     11.52
  15            0      4.35     10.25
  20            0      3.86      9.73
  25            0      3.58      9.44

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                              FEMALE ISSUE AGE 70

                $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $81,811 INITIAL DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

          INITIAL       DEATH BENEFIT                                      CASH VALUE         INTERNAL RATE OF RETURN
          PREMIUM   ASSUMING HYPOTHETICAL   NET CASH VALUE ASSUMING   ASSUMING HYPOTHETICAL      ON NET CASH VALUE
        ACCUMULATED     GROSS ANNUAL       HYPOTHETICAL GROSS ANNUAL      GROSS ANNUAL      ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%      RATE OF RETURN OF        RATE OF RETURN OF        RATE OF RETURN OF    ANNUAL RATE OF RETURN OF
POLICY   INTEREST   --------------------- --------------------------- --------------------- ----------------------------
 YEAR    PER YEAR     0%     6%     12%      0%       6%       12%      0%     6%     12%      0%        6%      12%
------  ----------- ------ ------ ------- -------- -------- --------- ------ ------ ------- --------- -------- ---------
   1       52,500   76,575 81,180  85,778   44,005   46,892    49,774 48,005 50,892  53,774    -11.99    -6.22    -0.45
   2       55,125   71,673 80,554  89,937   42,066   47,774    53,805 46,066 51,774  57,805     -8.28    -2.25     3.73
   3       57,881   67,086 79,932  94,298   40,677   49,137    58,597 44,177 52,637  62,097     -6.65    -0.58     5.43
   4       60,775   62,791 79,316  98,871   39,331   50,471    63,655 42,331 53,471  66,655     -5.82     0.23     6.22
   5       63,814   58,772 78,704 103,666   38,028   51,773    68,986 40,528 54,273  71,486     -5.33     0.70     6.65
   6       67,005   55,009 78,097 108,695   36,767   53,038    74,601 38,767 55,038  76,601     -4.99     0.99     6.90
   7       70,355   51,487 77,495 113,967   35,552   54,268    80,514 37,052 55,768  82,014     -4.76     1.18     7.04
   8       73,873   50,000 76,897 119,496   34,363   55,465    86,745 35,363 56,465  87,745     -4.58     1.30     7.13
   9       77,566   50,000 76,303 125,293   33,060   56,631    93,311 33,560 57,131  93,811     -4.49     1.39     7.18
  10       81,445   50,000 75,715 131,371   31,583   57,766   100,228 31,583 57,766 100,228     -4.49     1.45     7.20
  15      103,946   50,000 75,252 172,011   17,461   62,295   142,394 17,461 62,295 142,394     -6.77     1.48     7.23
  20      132,665        0 74,791 225,242        0   65,837   198,276      0 65,837 198,276        --     1.39     7.13
  25      169,318        0 74,334 294,952        0   69,316   275,039      0 69,316 275,039        --     1.32     7.06
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  -----------------------------
 YEAR      0%        6%        12%
------  --------- --------- ---------
   1        53.15     62.36     71.56
   2        19.73     26.93     34.12
   3        10.29     16.93     23.55
   4         5.86     12.23     18.58
   5         3.29      9.50     15.70
   6         1.60      7.72     13.82
   7         0.42      6.46     12.49
   8            0      5.53     11.51
   9            0      4.81     10.75
  10            0      4.24     10.14
  15            0      2.76      8.59
  20            0      2.03      7.82
  25            0      1.60      7.36

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             LAST SURVIVOR POLICY

                               MALE ISSUE AGE 65

                              FEMALE ISSUE AGE 60

                             (JOINT EQUAL AGE 63)

                $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                        $114,909 INITIAL DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

          INITIAL         DEATH BENEFIT            NET CASH VALUE             CASH VALUE           INTERNAL RATE OF RETURN
          PREMIUM     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL         ON NET CASH VALUE
        ACCUMULATED       GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF        RATE OF RETURN OF        RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY   INTEREST   ------------------------- ------------------------ ------------------------ ------------------------------
 YEAR    PER YEAR     0%      6%       12%      0%     6%       12%      0%     6%       12%        0%        6%       12%
------  ----------- ------- ------- --------- ------ ------- --------- ------ ------- --------- ---------- --------- ---------
   1       52,500   107,562 114,024   120,474 44,663  47,586    50,504 48,663  51,586    54,504     -10.67     -4.83     1.01
   2       55,125   100,685 113,145   126,309 43,334  49,192    55,381 47,334  53,192    59,381      -6.90     -0.81     5.24
   3       57,881    94,248 112,274   132,427 42,513  51,313    61,153 46,013  54,813    64,653      -5.26      0.87     6.94
   4       60,775    88,221 111,409   138,842 41,697  53,445    67,344 44,697  56,445    70,344      -4.44      1.68     7.73
   5       63,814    82,613 110,593   145,622 40,905  55,605    74,010 43,405  58,105    76,510      -3.94      2.15     8.16
   6       67,005    77,421 109,868   152,852 40,149  57,814    81,215 42,149  59,814    83,215      -3.59      2.45     8.42
   7       70,355    72,615 109,237   160,571 39,431  60,074    89,009 40,931  61,574    90,509      -3.34      2.66     8.59
   8       73,873    68,166 108,705   168,828 38,747  62,385    97,442 39,747  63,385    98,442      -3.14      2.80     8.70
   9       77,566    64,051 108,279   177,679 38,097  64,749   106,569 38,597  65,249   107,069      -2.98      2.91     8.77
  10       81,445    60,250 107,970   187,195 37,481  67,168   116,454 37,481  67,168   116,454      -2.84      3.00     8.82
  15      103,946    50,000 113,482   259,064 33,858  81,222   185,420 33,858  81,222   185,420      -2.57      3.29     9.13
  20      132,665    50,000 123,190   370,295 30,584  98,217   295,230 30,584  98,217   295,230      -2.43      3.43     9.28
  25      169,318    50,000 138,141   546,746 27,628 118,768   470,071 27,628 118,768   470,071      -2.34      3.52     9.38
  30      216,097    50,000 157,778   822,244 24,957 143,620   748,458 24,957 143,620   748,458      -2.29      3.58     9.44
  35      275,801    50,000 179,153 1,229,331 22,544 173,671 1,191,711 22,544 173,671 1,191,711      -2.25      3.62     9.48
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  -----------------------------
 YEAR      0%        6%        12%
------  --------- --------- ---------
   1       115.12    128.05    140.95
   2        41.91     50.43     58.94
   3        23.53     30.95     38.36
   4        15.25     22.18     29.09
   5        10.56     17.21     23.84
   6         7.56     14.02     20.47
   7         5.48     11.81     18.14
   8         3.95     10.19     16.43
   9         2.79      8.96     15.13
  10         1.88      8.00     14.11
  15            0      5.62     11.59
  20            0      4.61     10.53
  25            0      4.15     10.04
  30            0      3.90      9.78
  35            0      3.71      9.58

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             LAST SURVIVOR POLICY

                               MALE ISSUE AGE 65

                              FEMALE ISSUE AGE 60

                             (JOINT EQUAL AGE 63)

                $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                        $114,909 INITIAL DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

          INITIAL        DEATH BENEFIT         NET CASH VALUE          CASH VALUE          INTERNAL RATE OF RETURN
          PREMIUM    ASSUMING HYPOTHETICAL  ASSUMING HYPOTHETICAL ASSUMING HYPOTHETICAL       ON NET CASH VALUE
        ACCUMULATED      GROSS ANNUAL           GROSS ANNUAL          GROSS ANNUAL       ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%       RATE OF RETURN OF      RATE OF RETURN OF     RATE OF RETURN OF     ANNUAL RATE OF RETURN OF
POLICY   INTEREST   ----------------------- --------------------- --------------------- ------------------------------
 YEAR    PER YEAR     0%      6%      12%     0%     6%     12%     0%     6%     12%       0%        6%       12%
------  ----------- ------- ------- ------- ------ ------ ------- ------ ------ ------- ---------- --------- ---------
   1       52,500   107,562 114,024 120,474 44,663 47,586  50,504 48,663 51,586  54,504     -10.67     -4.83     1.01
   2       55,125   100,685 113,145 126,309 43,334 49,192  55,381 47,334 53,192  59,381      -6.90     -0.81     5.24
   3       57,881    94,248 112,274 132,427 42,513 51,313  61,153 46,013 54,813  64,653      -5.26      0.87     6.94
   4       60,775    88,221 111,409 138,842 41,697 53,445  67,344 44,697 56,445  70,344      -4.44      1.68     7.73
   5       63,814    82,580 110,550 145,568 40,887 55,583  73,981 43,387 58,083  76,481      -3.94      2.14     8.15
   6       67,005    77,299 109,698 152,620 40,083 57,722  81,089 42,083 59,722  83,089      -3.62      2.42     8.39
   7       70,355    72,355 108,853 160,014 39,284 59,857  88,695 40,784 61,357  90,195      -3.39      2.60     8.53
   8       73,873    67,727 108,014 167,767 38,491 61,982  96,823 39,491 62,982  97,823      -3.22      2.72     8.61
   9       77,566    63,395 107,182 175,897 37,702 64,088 105,495 38,202 64,588 105,995      -3.09      2.80     8.65
  10       81,445    59,340 106,356 184,421 36,915 66,164 114,728 36,915 66,164 114,728      -2.99      2.84     8.66
  15      103,946    50,000 105,706 241,408 31,324 75,657 172,783 31,324 75,657 172,783      -3.07      2.80     8.62
  20      132,665    50,000 105,060 316,050 21,914 83,762 251,981 21,914 83,762 251,981      -4.04      2.61     8.42
  25      169,318         0 104,417 413,831      0 89,774 355,796      0 89,774 355,796         --      2.37     8.17
  30      216,097         0 103,779 541,908      0 94,466 493,278      0 94,466 493,278         --      2.14     7.93
  35      275,801         0 103,144 709,605      0 99,988 687,890      0 99,988 687,890         --      2.00     7.78
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  -----------------------------
 YEAR      0%        6%        12%
------  --------- --------- ---------
   1       115.12    128.05    140.95
   2        41.91     50.43     58.94
   3        23.53     30.95     38.36
   4        15.25     22.18     29.09
   5        10.56     17.20     23.83
   6         7.53     13.99     20.44
   7         5.42     11.76     18.08
   8         3.87     10.11     16.34
   9         2.67      8.84     15.00
  10         1.73      7.84     13.94
  15            0      5.12     11.07
  20            0      3.78      9.66
  25            0      2.99      8.82
  30            0      2.46      8.27
  35            0      2.09      7.87

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                  APPENDIX B

                       INVESTMENT EXPERIENCE INFORMATION

  This Appendix gives hypothetical illustrations of the Variable Account's and the Policy's investment experience based on the historical investment experience of the Eligible Funds. It does not predict future performance.

  The Policies became available July, 1996. The Zenith Fund and the Variable Account commenced operations on August 26, 1983. The Westpeak Stock Index and Back Bay Advisors Managed Series of the Zenith Fund commenced operations on May 1, 1987. The Westpeak Growth and Income Series and Goldman Sachs Midcap Value Series of the Zenith Fund commenced operations on April 30, 1993. The Loomis Sayles Small Cap Series of the Zenith Fund commenced operations on May 2, 1994. The MFS Investors Series and the MFS Research Managers Series commenced operations on April 30, 1999. The remaining Zenith Fund Series commenced operations on October 31, 1994.

  The illustrations are based on the actual investment experience of the relevant Eligible Funds for the periods shown (net of actual charges and expenses incurred by the Eligible Funds). The illustrations assume that an initial premium of $50,000 was paid and that no loans, transfers or other Policy Owner transactions were made during the periods shown.

SUB-ACCOUNT INVESTMENT EXPERIENCE

  The Policies are supported by the Variable Account, which invests in the Eligible Funds. The investment experience of the Sub-Account or Sub-Accounts you choose will affect the values and benefits of your Policy.

  Many factors other than investment experience affect the values and benefits of your Policy. These investment experience figures do not reflect the charges deducted from additional Premiums and the Monthly Deductions from the cash value. (See "Charges and Expenses.")

NET RATES OF RETURN

  A Sub-Account's investment experience is expressed below as a net rate of return. The annual net rate is the effective earnings rate at which the Sub-Accounts increased or decreased over a one-year period, based on the investment experience of the relevant Eligible Funds. The rate is calculated by taking the difference between the Sub-Accounts' ending values and beginning values of the period and dividing it by the beginning values of the period.

  The effective annual net rate of return since inception is the annualized effective interest rate at which the Sub-Accounts increased or decreased since the inception dates of the Sub-Accounts. For each Sub-Account, the rate is calculated by taking the difference between the Sub-Account's ending value and the value on the date of its inception and dividing it by the value on the date of inception. This result is the total net rate of return since inception ("Total Return"). The effective annual net rate of return is the rate which, if compounded annually, would equal the total net rate of return since inception.

               SUB-ACCOUNTS INVESTING IN NEW ENGLAND ZENITH FUND

                 8/26/83-
SUB-ACCOUNT      12/31/83 12/31/84 12/31/85 12/31/86 12/31/87 12/31/88
-----------      -------- -------- -------- -------- -------- --------
Bond Income.....  3.20%    12.61%   18.76%   14.83%    2.27%    8.37%
Money Market....  3.20     10.73     8.26     6.80     6.53     7.52
                                                     5/1/87-
SUB-ACCOUNT                                          12/31/87 12/31/88
-----------                                          -------- --------
Stock Index......................................... (12.20%)  16.34%
Managed.............................................  (0.66)    9.48
SUB-ACCOUNT
-----------
Growth and Income.........................................................................................
Midcap Value**............................................................................................
SUB-ACCOUNT
-----------
Small Cap..........................................................................................................
SUB-ACCOUNT
-----------
Equity Growth......................................................................................................
Balanced...........................................................................................................
Venture Value......................................................................................................
International Magnum Equity*.......................................................................................
U.S. Government....................................................................................................
Strategic Bond Opportunities.......................................................................................
                      ANNUAL NET RATE OF RETURN
                 ------------------------------------------------------------------------------------------ 8/26/83-  8/28/83-
                              FOR ONE YEAR ENDING                                                           12/31/98  12/31/98
                 ------------------------------------------------------------------------------------------   TOTAL   EFFECTIVE
SUB-ACCOUNT      12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97 12/31/98  RETURN    ANNUAL
-----------      -------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------- ---------
Bond Income.....  12.30%   8.09%    17.96%   8.18%    12.61%   (3.36%)   21.20%    4.61%   10.89%    9.04%   353.83%   10.36%
Money Market....   9.25    8.19      6.21    3.80      2.97     3.97      5.70     5.13     5.34     5.26    160.15     6.43
                                        ANNUAL NET RATE OF RETURN
                 ------------------------------------------------------------------------------------------  5/1/87-   5/1/87-
                                                FOR ONE YEAR ENDING                                         12/31/98  12/31/98
                 ------------------------------------------------------------------------------------------   TOTAL   EFFECTIVE
SUB-ACCOUNT      12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97 12/31/98  RETURN    ANNUAL
-----------      -------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------- ---------
Stock Index.....  30.15%  (4.14%)   30.43%   7.30%     9.72%    1.12%    36.92%   22.47%   32.50%   27.93%   459.71%   15.90%
Managed.........  19.08    3.21     20.17    6.70     10.65    (1.11)    31.26    15.03    26.56    19.65    328.89    13.29
                                                   ANNUAL NET RATE OF RETURN
                                     ------------------------------------------------------ 4/30/93-  4/30/93-
                                                           FOR ONE YEAR ENDING              12/31/98  12/31/98
                                     4/30/93- ---------------------------------------------   TOTAL   EFFECTIVE
SUB-ACCOUNT                          12/31/93 12/31/94  12/31/95 12/31/96 12/31/97 12/31/98  RETURN    ANNUAL
-----------                          -------- --------- -------- -------- -------- -------- --------- ---------
Growth and Income...................  14.24%   (1.21%)   36.47%   18.10%   33.47%   24.45%   202.12%   21.53%
Midcap Value**......................  14.74     (.27)    30.35    17.61    17.32    (5.46)    94.57    12.46
                                                        ANNUAL NET RATE OF RETURN
                                              ---------------------------------------------  5/2/94-   5/2/94-
                                                                FOR ONE YEAR ENDING         12/31/98  12/31/98
                                               5/2/94-  -----------------------------------   TOTAL   EFFECTIVE
SUB-ACCOUNT                                   12/31/94  12/31/95 12/31/96 12/31/97 12/31/98  RETURN    ANNUAL
-----------                                   --------- -------- -------- -------- -------- --------- ---------
Small Cap....................................  (3.23%)   28.84%   30.68%   24.85%   (1.69)%   99.99%   16.02%
                                                        ANNUAL NET RATE OF RETURN
                                              --------------------------------------------- 10/31/94- 10/31/94-
                                                           FOR ONE YEAR ENDING              12/31/98  12/31/98
                                              10/31/94- --------------------------            TOTAL   EFFECTIVE
SUB-ACCOUNT                                   12/31/94  12/31/95 12/31/96 12/31/97 12/31/98  RETURN    ANNUAL
-----------                                   --------- -------- -------- -------- -------- --------- ---------
Equity Growth................................  (4.20%)   48.69%   13.17%   25.63%
   47.78%   199.31%   30.09%
Balanced.....................................   (.10)    24.79    16.91    16.18
     9.11     84.76    15.87
Venture Value................................  (3.50)    39.28    25.84    33.50
    14.41    158.34    25.58
International Magnum Equity*.................   2.60      6.23     6.67    (1.30)
    7.27     23.11     5.12
U.S. Government..............................   0.60     15.02     3.31     8.47
     7.61     39.53     8.32
Strategic Bond Opportunities.................  (1.40)    19.38    14.36    11.07
     2.04     52.57    10.67

-------
 * The Morgan Stanley International Magnum Equity Series' sub-adviser was Draycott Partners until May 1, 1997, when Morgan Stanley Dean Witter Investment Management became the sub-adviser.

** The Goldman Sachs Midcap Value Series' sub-adviser was Loomis Sayles until
   May 1, 1998, when Goldman Sachs Asset Management became the sub-adviser. Rates of return reflect the Series' former investment advisory fee of .70% of average daily net assets for the period through April 30, 1998, and .75% thereafter.

POLICY PERFORMANCE

  The material below assumes a Policy was issued with an initial premium of $50,000 paid on August 26, 1983, in the case of the Bond Income and Money Market Sub-Accounts (May 1, 1987, in the case of the Stock Index and Managed Sub-Accounts; April 30, 1993, in the case of the Growth and Income and Midcap Value Sub-Accounts; May 2, 1994, in the case of the Small Cap Sub-Account; October 31, 1994, in the case of the Balanced, International Magnum Equity, Equity Growth, Venture Value, U.S. Government and Strategic Bond Opportunities Sub-Accounts), to (1) a male age 50, (2) a female age 50, (3) a male age 70,
(4) a female age 70, and (5) a male age 65 and female age 60, each in the standard nonsmoker risk category. The death benefits, cash values and internal rates of return assume in each instance that the entire Policy value was invested in the particular Sub-Account for the period shown. These illustrations of policy investment experience reflect all Policy charges (except for the $2.50 Monthly Maintenance Charge) based on NELICO's current rates. (See Appendix A for the definition of the internal rate of return.)

                    MALE STANDARD NON SMOKER, ISSUE AGE 50
                            $50,000 INITIAL PREMIUM
                        $129,122 INITIAL DEATH BENEFIT

BOND INCOME SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
August 26, 1983......... $50,000   $ 50,000  $129,122 $ 50,000 $ 46,000        --            --
December 31, 1983.......  50,000     50,000   130,655   51,122   47,122    -15.66%           --
December 31, 1984.......  50,000     50,000   139,494   56,311   52,311      3.41        114.08%
December 31, 1985.......  50,000     50,000   156,886   65,320   61,820      9.46         62.75
December 31, 1986.......  50,000     50,000   170,674   73,266   70,266     10.70         44.30
December 31, 1987.......  50,000     50,000   165,419   73,185   70,685      8.29         31.68
December 31, 1988.......  50,000     75,767   169,828   77,406   75,406      7.99         25.69
December 31, 1989.......  50,000     75,767   180,974   84,942   83,442      8.40         22.46
December 31, 1990.......  50,000     75,767   185,675   89,706   88,706      8.11         19.55
December 31, 1991.......  50,000     75,767   207,916  103,356  102,856      9.02         18.62
December 31, 1992.......  50,000     75,767   213,612  109,212  109,212      8.72         16.81
December 31, 1993.......  50,000    120,283   229,245  120,487  120,487      8.87         15.85
December 31, 1994.......  50,000    120,283   212,033  114,506  114,506      7.57         13.58
December 31, 1995.......  50,000    120,283   247,171  137,081  137,081      8.51         13.82
December 31, 1996.......  50,000    120,283   248,295  141,335  141,335      8.10         12.76
December 31, 1997.......  50,000    120,283   264,560  154,468  154,468      8.18         12.31
December 31, 1998.......  50,000    159,637   277,374  166,011  166,011      8.13         11.81

MONEY MARKET SUB-ACCOUNT

                                                                        INTERNAL RATE
                          TOTAL    MINIMUM   VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
August 26, 1983......... $50,000   $ 50,000  $129,122 $ 50,000 $ 46,000        --            --
December 31, 1983.......  50,000     50,000   130,974   51,247   47,247    -15.02%           --
December 31, 1984.......  50,000     50,000   137,164   55,371   51,371      2.03        111.42%
December 31, 1985.......  50,000     50,000   140,631   58,553   55,053      4.19         55.34
December 31, 1986.......  50,000     50,000   142,293   61,083   58,083      4.58         36.67
December 31, 1987.......  50,000     50,000   143,656   63,557   61,057      4.70         27.47
December 31, 1988.......  50,000     65,444   146,543   66,793   64,793      4.97         22.27
December 31, 1989.......  50,000     65,444   151,824   71,260   69,760      5.39         19.12
December 31, 1990.......  50,000     65,444   155,804   75,274   74,274      5.53         16.73
December 31, 1991.......  50,000     65,444   157,095   78,093   77,593      5.41         14.70
December 31, 1992.......  50,000     65,444   154,861   79,175   79,175      5.04         12.86
December 31, 1993.......  50,000     79,450   151,970   79,873   79,873      4.63         11.34
December 31, 1994.......  50,000     79,450   151,626   81,884   81,884      4.44         10.27
December 31, 1995.......  50,000     79,450   153,789   85,291   85,291      4.42          9.53
December 31, 1996.......  50,000     79,450   155,211   88,350   88,350      4.36          8.86
December 31, 1997.......  50,000     79,450   157,100   91,726   91,726      4.32          8.31
December 31, 1998.......  50,000     93,939   159,001   95,164   95,164      4.28          7.83

MANAGED SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 1, 1987............. $50,000   $50,000   $129,122 $ 50,000 $ 46,000        --            --
December 31, 1987.......  50,000    50,000    124,238   48,993   44,993    -14.60%           --
December 31, 1988.......  50,000    50,000    128,321   52,204   48,204     -2.17         75.93%
December 31, 1989.......  50,000    50,000    146,503   61,467   57,967      5.70         49.61
December 31, 1990.......  50,000    50,000    142,039   61,437   58,437      4.34         32.92
December 31, 1991.......  50,000    50,000    161,786   72,115   69,615      7.35         28.60
December 31, 1992.......  50,000    70,177    163,688   75,159   73,159      6.95         23.27
December 31, 1993.......  50,000    70,177    171,814   81,230   79,730      7.25         20.33
December 31, 1994.......  50,000    70,177    161,126   78,405   77,405      5.86         16.49
December 31, 1995.......  50,000    70,177    202,017  101,135  100,635      8.40         17.48
December 31, 1996.......  50,000    70,177    219,535  113,022  113,022      8.80         16.54
December 31, 1997.......  50,000   118,897    265,421  140,455  140,455     10.17         16.94
December 31, 1998.......  50,000   118,897    304,675  165,641  165,641     10.81         16.75

MIDCAP VALUE SUB-ACCOUNT*

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
April 30, 1993.......... $50,000   $50,000   $129,122 $ 50,000 $ 46,000        --            --
December 31, 1993.......  50,000    50,000    142,840   56,477   52,477      7.47%           --
December 31, 1994.......  50,000    50,000    133,421   54,419   50,419       .50         79.91%
December 31, 1995.......  50,000    50,000    166,943   70,222   66,722     11.41         57.04
December 31, 1996.......  50,000    50,000    185,560   80,465   77,465     12.67         42.93
December 31, 1997.......  50,000    50,000    206,351   92,209   89,709     13.33         35.45
December 31, 1998.......  50,000   104,570    184,989   85,149   83,149      9.38         25.95

SMALL CAP SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 2, 1994............. $50,000   $50,000   $129,122 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    120,049   47,342   43,342    -19.32%           --
December 31, 1995.......  50,000    50,000    147,654   60,069   56,069      7.12         91.57%
December 31, 1996.......  50,000    50,000    182,739   76,670   73,170     15.35         62.61
December 31, 1997.......  50,000    50,000    216,164   93,499   90,499     17.57         49.09
December 31, 1998.......  50,000    50,000    201,412   89,778   87,278     12.68         34.80

BALANCED SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $129,122 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    127,694   49,705   45,705    -41.58%           --
December 31, 1995.......  50,000    50,000    151,641   60,900   56,900     11.71        158.73%
December 31, 1996.......  50,000    50,000    167,190   69,256   65,756     13.47         74.54
December 31, 1997.......  50,000    50,000    184,004   78,591   75,591     13.94         50.89
December 31, 1998.......  50,000    50,000    190,258   83,758   81,258     12.36         37.81

INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $129,122 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    130,766   50,900   46,900    -31.81%           --
December 31, 1995.......  50,000    50,000    132,641   53,270   49,270     -1.25        130.69%
December 31, 1996.......  50,000    50,000    133,372   55,248   51,748      1.60         57.26
December 31, 1997.......  50,000    50,000    124,702   53,263   50,263       .17         33.45
December 31, 1998.......  50,000    50,000    126,771   55,808   53,308      1.55         25.01

EQUITY GROWTH SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $129,122 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    120,911   47,065   43,065    -59.08%           --
December 31, 1995.......  50,000    50,000    172,803   69,399   65,399     25.86        189.37%
December 31, 1996.......  50,000    50,000    184,931   76,605   73,105     19.16         82.86
December 31, 1997.......  50,000    50,000    220,084   94,002   91,002     20.81         59.67
December 31, 1998.......  50,000    50,000    308,218  135,687  133,187     26.50         54.72

GROWTH AND INCOME SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
April 30, 1993.......... $50,000   $50,000   $129,122 $ 50,000 $ 46,000        --            --
December 31, 1993.......  50,000    50,000    142,221   56,232   52,232      6.72%           --
December 31, 1994.......  50,000    50,000    132,620   54,093   50,093       .11         79.26%
December 31, 1995.......  50,000    50,000    172,204   72,435   68,935     12.77         58.88
December 31, 1996.......  50,000    50,000    192,400   83,431   80,431     13.82         44.35
December 31, 1997.......  50,000    50,000    243,407  108,768  106,268     17.52         40.33
December 31, 1998.......  50,000   124,211    287,242  132,215  130,215     18.39         36.11

STOCK INDEX SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 1, 1987............. $50,000   $50,000   $129,122 $ 50,000 $ 46,000        --            --
December 31, 1987.......  50,000    50,000    109,807   43,303   39,303    -30.24%           --
December 31, 1988.......  50,000    50,000    119,943   48,796   44,796     -6.38         68.95%
December 31, 1989.......  50,000    50,000    151,676   63,637   60,137      7.16         51.57
December 31, 1990.......  50,000    50,000    135,410   58,570   55,570      2.92         31.20
December 31, 1991.......  50,000    50,000    167,404   74,619   72,119      8.16         29.54
December 31, 1992.......  50,000    73,892    170,317   78,203   76,203      7.72         24.14
December 31, 1993.......  50,000    73,892    177,273   83,811   82,311      7.76         20.90
December 31, 1994.......  50,000    73,892    170,021   82,733   81,733      6.62         17.30
December 31, 1995.......  50,000    73,892    222,827  111,553  111,053      9.64         18.81
December 31, 1996.......  50,000    73,892    257,217  132,421  132,421     10.60         18.46
December 31, 1997.......  50,000   141,939    325,557  172,277  172,277     12.29         19.20
December 31, 1998.......  50,000   141,939    399,564  217,228  217,228     13.42         19.50

VENTURE VALUE SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $129,122 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000    123,857  48,211  44,211     -52.11%           --
December 31, 1995.......  50,000    50,000    163,802  65,784  61,784      19.88        176.41%
December 31, 1996.......  50,000    50,000    194,017  80,369  76,869      21.95         86.95
December 31, 1997.......  50,000    50,000    245,356 104,796 101,796      25.17         65.24
December 31, 1998.......  50,000    50,000    266,031 117,115 114,615      22.03         49.35

U.S. GOVERNMENT SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $129,122 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000    128,589  50,053  46,053     -38.86%           --
December 31, 1995.......  50,000    50,000    140,033  56,238  52,238       3.82        141.67%
December 31, 1996.......  50,000    50,000    137,128  56,804  53,304       3.00         59.29
December 31, 1997.......  50,000    50,000    140,903  60,182  57,182       4.33         38.70
December 31, 1998.......  50,000    50,000    143,687  63,255  60,755       4.79         28.83

STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $129,122 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000    125,905  49,008  45,008     -46.71%           --
December 31, 1995.......  50,000    50,000    142,849  57,369  53,369       5.75        145.82%
December 31, 1996.......  50,000    50,000    154,412  63,963  60,463       9.16         68.26
December 31,1997........  50,000    50,000    162,474  69,396  66,396       9.37         45.08
December 31, 1998.......  50,000    50,000    157,108  69,164  66,664       7.15         31.62

--------

* Rates of return and Policy values and benefits shown reflect the Goldman Sachs Midcap Value Series' former investment advisory fee of .70% of average daily net assets for the period through April 30, 1998, and .75% thereafter.

                    FEMALE STANDARD NON SMOKER, ISSUE AGE 50
                            $50,000 INITIAL PREMIUM
                         $145,611 INITIAL DEATH BENEFIT

BOND INCOME SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
August 26, 1983......... $50,000   $ 50,000  $145,611 $ 50,000 $ 46,000        --            --
December 31, 1983.......  50,000     50,000   147,348   51,122   47,122    -15.66%           --
December 31, 1984.......  50,000     50,000   157,343   56,311   52,311      3.41        134.08%
December 31, 1985.......  50,000     50,000   176,974   65,320   61,820      9.46         71.32
December 31, 1986.......  50,000     50,000   192,526   73,266   70,266     10.70         49.59
December 31, 1987.......  50,000     50,000   186,573   73,185   70,685      8.29         35.37
December 31, 1988.......  50,000     75,767   191,487   77,406   75,406      7.99         28.54
December 31, 1989.......  50,000     75,767   203,947   84,942   83,442      8.40         24.79
December 31, 1990.......  50,000     75,767   209,082   89,706   88,706      8.11         21.50
December 31, 1991.......  50,000     75,767   233,873  103,356  102,856      9.02         20.30
December 31, 1992.......  50,000     75,767   239,936  109,212  109,212      8.72         18.27
December 31, 1993.......  50,000    120,283   257,039  120,487  120,487      8.87         17.14
December 31, 1994.......  50,000    120,283   237,248  114,506  114,506      7.57         14.71
December 31, 1995.......  50,000    120,283   275,927  137,081  137,081      8.51         14.84
December 31, 1996.......  50,000    120,283   276,495  141,335  141,335      8.10         13.67
December 31, 1997.......  50,000    120,283   293,838  154,468  154,468      8.18         13.14
December 31, 1998.......  50,000    159,637   307,231  166,011  166,011      8.13         12.56

MONEY MARKET SUB-ACCOUNT

                                                                        INTERNAL RATE
                          TOTAL    MINIMUM   VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
August 26, 1983......... $50,000   $ 50,000  $145,611 $ 50,000 $ 46,000        --            --
December 31, 1983.......  50,000     50,000   147,709   51,247   47,247    -15.02%           --
December 31, 1984.......  50,000     50,000   154,715   55,371   51,371      2.03        131.17%
December 31, 1985.......  50,000     50,000   158,639   58,553   55,053      4.19         63.52
December 31, 1986.......  50,000     50,000   160,511   61,083   58,083      4.58         41.68
December 31, 1987.......  50,000     50,000   162,027   63,557   61,057      4.70         31.05
December 31, 1988.......  50,000     65,444   165,232   66,793   64,793      4.97         25.05
December 31, 1989.......  50,000     65,444   171,098   71,260   69,760      5.39         21.38
December 31, 1990.......  50,000     65,444   175,446   75,274   74,274      5.53         18.63
December 31, 1991.......  50,000     65,444   176,708   78,093   77,593      5.41         16.33
December 31, 1992.......  50,000     65,444   173,946   79,175   79,175      5.04         14.27
December 31, 1993.......  50,000     79,450   170,396   79,873   79,873      4.63         12.58
December 31, 1994.......  50,000     79,450   169,657   81,884   81,884      4.44         11.37
December 31, 1995.......  50,000     79,450   171,681   85,291   85,291      4.42         10.51
December 31, 1996.......  50,000     79,450   172,838   88,350   88,350      4.36          9.74
December 31, 1997.......  50,000     79,450   174,486   91,726   91,726      4.32          9.10
December 31, 1998.......  50,000     93,939   176,116   95,164   95,164      4.28          8.55

MANAGED SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 1, 1987............. $50,000   $50,000   $145,611 $ 50,000 $ 46,000        --            --
December 31, 1987.......  50,000    50,000    140,118   48,993   44,993    -14.60%           --
December 31, 1988.......  50,000    50,000    144,744   52,204   48,204     -2.17         89.09%
December 31, 1989.......  50,000    50,000    165,263   61,467   57,967      5.70         56.52
December 31, 1990.......  50,000    50,000    160,221   61,437   58,437      4.34         37.36
December 31, 1991.......  50,000    50,000    182,464   72,115   69,615      7.35         31.95
December 31, 1992.......  50,000    70,177    184,543   75,159   73,159      6.95         25.91
December 31, 1993.......  50,000    70,177    193,592   81,230   79,730      7.25         22.51
December 31, 1994.......  50,000    70,177    181,395   78,405   77,405      5.86         18.30
December 31, 1995.......  50,000    70,177    227,163  101,135  100,635      8.40         19.08
December 31, 1996.......  50,000    70,177    246,487  113,022  113,022      8.80         17.94
December 31, 1997.......  50,000   118,897    297,453  140,455  140,455     10.17         18.19
December 31, 1998.......  50,000   118,897    340,716  165,641  165,641     10.81         17.88

MIDCAP VALUE SUB-ACCOUNT*

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
April 30, 1993.......... $50,000   $50,000   $145,611 $ 50,000 $ 46,000        --            --
December 31, 1993.......  50,000    50,000    161,101   56,477   52,477      7.47%           --
December 31, 1994.......  50,000    50,000    150,498   54,419   50,419       .50         93.35%
December 31, 1995.......  50,000    50,000    188,321   70,222   66,722     11.41         64.29
December 31, 1996.......  50,000    50,000    209,312   80,465   77,465     12.67         47.70
December 31, 1997.......  50,000    50,000    232,720   92,209   89,709     13.33         38.99
December 31, 1998.......  50,000   104,570    208,551   85,149   83,149      9.38         28.64

SMALL CAP SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 2, 1994............. $50,000   $50,000   $145,611 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    135,395   47,342   43,342    -19.32%           --
December 31, 1995.......  50,000    50,000    166,551   60,069   56,069      7.12        105.93%
December 31, 1996.......  50,000    50,000    206,139   76,670   73,170     15.35         70.13
December 31, 1997.......  50,000    50,000    243,835   93,499   90,499     17.57         54.07
December 31, 1998.......  50,000    50,000    227,155   89,778   87,278     12.68         38.32

BALANCED SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $145,611 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    144,006   49,705   45,705    -41.58%           --
December 31, 1995.......  50,000    50,000    171,041   60,900   56,900     11.71        186.84%
December 31, 1996.......  50,000    50,000    188,598   69,256   65,756     13.47         84.52
December 31, 1997.......  50,000    50,000    207,566   78,591   75,591     13.94         56.74
December 31, 1998.......  50,000    50,000    214,598   83,758   81,258     12.36         41.85

INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $145,611 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    147,470   50,900   46,900    -31.81%           --
December 31, 1995.......  50,000    50,000    149,611   53,270   49,270     -1.25        155.76%
December 31, 1996.......  50,000    50,000    150,449   55,248   51,748      1.60         66.25
December 31, 1997.......  50,000    50,000    140,671   53,263   50,263       .17         38.63
December 31, 1998.......  50,000    50,000    142,988   55,808   53,308      1.55         28.68

EQUITY GROWTH SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $145,611 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    136,356   47,065   43,065    -59.08%           --
December 31, 1995.......  50,000    50,000    194,910   69,399   65,399     25.86        220.82%
December 31, 1996.......  50,000    50,000    208,610   76,605   73,105     19.16         93.31
December 31, 1997.......  50,000    50,000    248,266   94,002   91,002     20.81         65.86
December 31, 1998.......  50,000    50,000    347,649  135,687  133,187     26.50         59.26

GROWTH AND INCOME SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
April 30, 1993.......... $50,000   $50,000   $145,611 $ 50,000 $ 46,000        --            --
December 31, 1993.......  50,000    50,000    160,403   56,232   52,232      6.72%           --
December 31, 1994.......  50,000    50,000    149,594   54,093   50,093       .11         92.66%
December 31, 1995.......  50,000    50,000    194,256   72,435   68,935     12.77         66.21
December 31, 1996.......  50,000    50,000    217,029   83,431   80,431     13.82         49.16
December 31, 1997.......  50,000    50,000    274,512  108,768  106,268     17.52         43.99
December 31, 1998.......  50,000   124,211    323,827  132,215  130,215     18.39         39.02

STOCK INDEX SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 1, 1987............. $50,000   $50,000   $145,611 $ 50,000 $ 46,000        --            --
December 31, 1987.......  50,000    50,000    123,843   43,303   39,303    -30.24%           --
December 31, 1988.......  50,000    50,000    135,293   48,796   44,796     -6.38         81.59%
December 31, 1989.......  50,000    50,000    171,099   63,637   60,137      7.16         58.57
December 31, 1990.......  50,000    50,000    152,745   58,570   55,570      2.92         35.58
December 31, 1991.......  50,000    50,000    188,801   74,619   72,119      8.16         32.92
December 31, 1992.......  50,000    73,892    192,017   78,203   76,203      7.72         26.79
December 31, 1993.......  50,000    73,892    199,743   83,811   82,311      7.76         23.08
December 31, 1994.......  50,000    73,892    191,409   82,733   81,733      6.62         19.13
December 31, 1995.......  50,000    73,892    250,564  111,553  111,053      9.64         20.43
December 31, 1996.......  50,000    73,892    288,795  132,421  132,421     10.60         19.89
December 31, 1997.......  50,000   141,939    364,847  172,277  172,277     12.29         20.48
December 31, 1998.......  50,000   141,939    446,830  217,228  217,228     13.42         20.65

VENTURE VALUE SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $145,611 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000    139,678  48,211  44,211     -52.11%           --
December 31, 1995.......  50,000    50,000    184,758  65,784  61,784      19.88        206.45%
December 31, 1996.......  50,000    50,000    218,859  80,369  76,869      21.95         97.64
December 31, 1997.......  50,000    50,000    276,775 104,796 101,796      25.17         71.65
December 31, 1998.......  50,000    50,000    300,064 117,115 114,615      22.03         53.73

U.S. GOVERNMENT SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $145,611 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000    145,014  50,053  46,053     -38.86%           --
December 31, 1995.......  50,000    50,000    157,948  56,238  52,238       3.82        167.93%
December 31, 1996.......  50,000    50,000    154,686  56,804  53,304       3.00         68.39
December 31, 1997.......  50,000    50,000    158,946  60,182  57,182       4.33         44.08
December 31, 1998.......  50,000    50,000    162,069  63,255  60,755       4.79         32.61

STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $145,611 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000    141,987  49,008  45,008     -46.71%           --
December 31, 1995.......  50,000    50,000    161,124  57,369  53,369       5.75        172.53%
December 31, 1996.......  50,000    50,000    174,183  63,963  60,463       9.16         77.88
December 31, 1997.......  50,000    50,000    183,279  69,396  66,396       9.37         50.70
December 31, 1998.......  50,000    50,000    177,206  69,164  66,664       7.15         35.48

--------

* Rates of return and Policy values and benefits shown reflect the Goldman Sachs Midcap Value Series' former investment advisory fee of .70% of average daily net assets for the period through April 30, 1998 and .75% thereafter.

                     MALE STANDARD NON SMOKER, ISSUE AGE 70
                            $50,000 INITIAL PREMIUM
                         $75,013 INITIAL DEATH BENEFIT

BOND INCOME SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
August 26, 1983......... $50,000   $50,000   $ 75,013 $ 50,000 $ 46,000        --            --
December 31, 1983.......  50,000    50,000     76,157   51,122   47,122    -15.66%           --
December 31, 1984.......  50,000    50,000     82,136   56,311   52,311      3.41         44.52%
December 31, 1985.......  50,000    50,000     93,356   65,320   61,820      9.46         30.47
December 31, 1986.......  50,000    50,000    102,688   73,266   70,266     10.70         23.98
December 31, 1987.......  50,000    50,000    100,681   73,185   70,685      8.29         17.47
December 31, 1988.......  50,000    75,767    104,613   77,406   75,406      7.99         14.80
December 31, 1989.......  50,000    75,767    112,870   84,942   83,442      8.40         13.69
December 31, 1990.......  50,000    75,767    117,286   89,706   88,706      8.11         12.30
December 31, 1991.......  50,000    75,767    133,050  103,356  102,856      9.02         12.44
December 31, 1992.......  50,000    75,767    138,501  109,212  109,212      8.72         11.52
December 31, 1993.......  50,000    75,767    150,616  120,487  120,487      8.87         11.24
December 31, 1994.......  50,000    75,767    141,178  114,506  114,506      7.57          9.58
December 31, 1995.......  50,000    75,767    166,804  137,081  137,081      8.51         10.25
December 31, 1996.......  50,000    75,767    169,862  141,335  141,335      8.10          9.60
December 31, 1997.......  50,000    75,767    183,500  154,468  154,468      8.18          9.49
December 31, 1998.......  50,000    75,767    195,084  166,011  166,011      8.13          9.28

MONEY MARKET SUB-ACCOUNT

                                                                        INTERNAL RATE
                          TOTAL    MINIMUM   VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
August 26, 1983......... $50,000   $50,000   $ 75,013 $ 50,000 $ 46,000        --            --
December 31, 1983.......  50,000    50,000     76,344   51,247   47,247    -15.02%           --
December 31, 1984.......  50,000    50,000     80,764   55,371   51,371      2.03         42.72%
December 31, 1985.......  50,000    50,000     83,684   58,553   55,053      4.19         24.53
December 31, 1986.......  50,000    50,000     85,612   61,083   58,083      4.58         17.43
December 31, 1987.......  50,000    50,000     87,435   63,557   61,057      4.70         13.72
December 31, 1988.......  50,000    65,444     90,269   66,793   64,793      4.97         11.68
December 31, 1989.......  50,000    65,444     94,690   71,260   69,760      5.39         10.58
December 31, 1990.......  50,000    65,444     98,417   75,274   74,274      5.53          9.65
December 31, 1991.......  50,000    65,444    100,528   78,093   77,593      5.41          8.73
December 31, 1992.......  50,000    65,444    100,408   79,175   79,175      5.04          7.74
December 31, 1993.......  50,000    65,444     99,846   79,873   79,873      4.63          6.91
December 31, 1994.......  50,000    65,444    100,957   81,884   81,884      4.44          6.39
December 31, 1995.......  50,000    65,444    103,785   85,291   85,291      4.42          6.09
December 31, 1996.......  50,000    65,444    106,182   88,350   88,350      4.36          5.80
December 31, 1997.......  50,000    65,444    108,965   91,726   91,726      4.32          5.58
December 31, 1998.......  50,000    65,444    111,829   95,164   95,164      4.28          5.38

MANAGED SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 1, 1987............. $50,000   $50,000   $ 75,013 $ 50,000 $ 46,000        --            --
December 31, 1987.......  50,000    50,000     72,598   48,993   44,993    -14.60%           --
December 31, 1988.......  50,000    50,000     75,754   52,204   48,204     -2.17         28.28%
December 31, 1989.......  50,000    50,000     87,415   61,467   57,967      5.70         23.29
December 31, 1990.......  50,000    50,000     85,703   61,437   58,437      4.34         15.82
December 31, 1991.......  50,000    50,000     98,762   72,115   69,615      7.35         15.70
December 31, 1992.......  50,000    70,177    101,141   75,159   73,159      6.95         13.23
December 31, 1993.......  50,000    70,177    107,496   81,230   79,730      7.25         12.16
December 31, 1994.......  50,000    70,177    102,108   78,405   77,405      5.86          9.76
December 31, 1995.......  50,000    70,177    129,698  101,135  100,635      8.40         11.62
December 31, 1996.......  50,000    70,177    142,811  113,022  113,022      8.80         11.47
December 31, 1997.......  50,000    70,177    174,963  140,455  140,455     10.17         12.46
December 31, 1998.......  50,000    70,177    203,540  165,641  165,641     10.81         12.78

MIDCAP VALUE SUB-ACCOUNT*

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
April 30, 1993.......... $50,000   $50,000   $ 75,013 $ 50,000 $ 46,000        --            --
December 31, 1993.......  50,000    50,000     83,538   56,477   52,477      7.47%           --
December 31, 1994.......  50,000    50,000     78,833   54,419   50,419       .50         31.32%
December 31, 1995.......  50,000    50,000     99,702   70,222   66,722     11.41         29.48
December 31, 1996.......  50,000    50,000    112,069   80,465   77,465     12.67         24.59
December 31, 1997.......  50,000    50,000    126,092   92,209   89,709     13.33         21.90
December 31, 1998.......  50,000   104,570    114,420   85,149   83,149      9.38         15.72

SMALL CAP SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 2, 1994............. $50,000   $50,000   $ 75,013 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000     70,151   47,342   43,342    -19.32%           --
December 31, 1995.......  50,000    50,000     87,167   60,069   56,069      7.12         39.61%
December 31, 1996.......  50,000    50,000    109,037   76,670   73,170     15.35         33.97
December 31, 1997.......  50,000    50,000    130,428   93,499   90,499     17.57         29.89
December 31, 1998.......  50,000    50,000    122,952   89,778   87,278     12.68         21.27

BALANCED SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $ 75,013 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000     74,308   49,705   45,705    -41.58%           --
December 31, 1995.......  50,000    50,000     89,133   60,900   56,900     11.71         64.10%
December 31, 1996.......  50,000    50,000     99,308   69,256   65,756     13.47         37.25
December 31, 1997.......  50,000    50,000    110,499   78,591   75,591     13.94         28.45
December 31, 1998.......  50,000    50,000    115,571   83,758   81,258     12.36         22.27

INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $ 75,013 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000     76,095   50,900   46,900    -31.81%           --
December 31, 1995.......  50,000    50,000     77,966   53,270   49,270     -1.25         46.32%
December 31, 1996.......  50,000    50,000     79,221   55,248   51,748      1.60         23.66
December 31, 1997.......  50,000    50,000     74,887   53,263   50,263       .17         13.60
December 31, 1998.......  50,000    50,000     77,006   55,808   53,308      1.55         10.92

EQUITY GROWTH SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $ 75,013 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000     70,361   47,065   43,065    -59.08%           --
December 31, 1995.......  50,000    50,000    101,572   69,399   65,399     25.86         83.54%
December 31, 1996.......  50,000    50,000    109,846   76,605   73,105     19.16         43.79
December 31, 1997.......  50,000    50,000    132,165   94,002   91,002     20.81         35.92
December 31, 1998.......  50,000    50,000    187,225  135,687  133,187     26.50         37.28

GROWTH AND INCOME SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
April 30, 1993.......... $50,000   $50,000   $ 75,013 $ 50,000 $ 46,000        --            --
December 31, 1993.......  50,000    50,000     83,176   56,232   52,232      6.72%           --
December 31, 1994.......  50,000    50,000     78,360   54,093   50,093       .11         30.84%
December 31, 1995.......  50,000    50,000    102,844   72,435   68,935     12.77         30.99
December 31, 1996.......  50,000    50,000    116,200   83,431   80,431     13.82         25.82
December 31, 1997.......  50,000    50,000    148,735  108,768  106,268     17.52         26.29
December 31, 1998.......  50,000   124,211    177,666  132,215  130,215     18.39         25.05

STOCK INDEX SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 1, 1987............. $50,000   $50,000   $ 75,013 $ 50,000 $ 46,000        --            --
December 31, 1987.......  50,000    50,000     64,166   43,303   39,303    -30.24%           --
December 31, 1988.......  50,000    50,000     70,808   48,796   44,796     -6.38         23.19%
December 31, 1989.......  50,000    50,000     90,502   63,637   60,137      7.16         24.90
December 31, 1990.......  50,000    50,000     81,703   58,570   55,570      2.92         14.32
December 31, 1991.......  50,000    50,000    102,192   74,619   72,119      8.16         16.55
December 31, 1992.......  50,000    73,892    105,237   78,203   76,203      7.72         14.03
December 31, 1993.......  50,000    73,892    110,912   83,811   82,311      7.76         12.69
December 31, 1994.......  50,000    73,892    107,745   82,733   81,733      6.62         10.53
December 31, 1995.......  50,000    73,892    143,059  111,553  111,053      9.64         12.89
December 31, 1996.......  50,000    73,892    167,323  132,421  132,421     10.60         13.31
December 31, 1997.......  50,000    73,892    214,604  172,277  172,277     12.29         14.63
December 31, 1998.......  50,000    73,892    266,932  217,228  217,228     13.42         15.44

VENTURE VALUE SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $ 75,013 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000     72,075  48,211  44,211     -52.11%           --
December 31, 1995.......  50,000    50,000     96,282  65,784  61,784      19.88         75.32%
December 31, 1996.......  50,000    50,000    115,242  80,369  76,869      21.95         47.01
December 31, 1997.......  50,000    50,000    147,342 104,796 101,796      25.17         40.67
December 31, 1998.......  50,000    50,000    161,599 117,115 114,615      22.03         32.51

U.S. GOVERNMENT SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $ 75,013 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000     74,828  50,053  46,053     -38.86%           --
December 31, 1995.......  50,000    50,000     82,311  56,238  52,238       3.82         53.28%
December 31, 1996.......  50,000    50,000     81,452  56,804  53,304       3.00         25.25
December 31, 1997.......  50,000    50,000     84,616  60,182  57,182       4.33         18.07
December 31, 1998.......  50,000    50,000     87,282  63,255  60,755       4.79         14.30

STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $ 75,013 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000     73,266  49,008  45,008     -46.71%           --
December 31, 1995.......  50,000    50,000     83,966  57,369  53,369       5.75         55.92%
December 31, 1996.......  50,000    50,000     91,718  63,963  60,463       9.16         32.31
December 31, 1997.......  50,000    50,000     97,569  69,396  66,396       9.37         23.50
December 31, 1998.......  50,000    50,000     95,434  69,164  66,664       7.15         16.78

--------

* Rates of return and Policy values and benefits shown reflect the Goldman Sachs Midcap Value Series' former investment advisory fee of .70% of average daily net assets for the period through April 30, 1998, and .75% thereafter.

                    FEMALE STANDARD NON SMOKER, ISSUE AGE 70
                            $50,000 INITIAL PREMIUM
                         $81,811 INITIAL DEATH BENEFIT

BOND INCOME SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
August 26, 1983......... $50,000   $50,000   $ 81,811 $ 50,000 $ 46,000        --            --
December 31, 1983.......  50,000    50,000     82,947   51,122   47,122    -15.66%           --
December 31, 1984.......  50,000    50,000     89,088   56,311   52,311      3.41         53.50%
December 31, 1985.......  50,000    50,000    100,818   65,320   61,820      9.46         34.81
December 31, 1986.......  50,000    50,000    110,400   73,266   70,266     10.70         26.69
December 31, 1987.......  50,000    50,000    107,750   73,185   70,685      8.29         19.31
December 31, 1988.......  50,000    75,767    111,447   77,406   75,406      7.99         16.17
December 31, 1989.......  50,000    75,767    119,699   84,942   83,442      8.40         14.74
December 31, 1990.......  50,000    75,767    123,826   89,706   88,706      8.11         13.14
December 31, 1991.......  50,000    75,767    139,851  103,356  102,856      9.02         13.11
December 31, 1992.......  50,000    75,767    144,956  109,212  109,212      8.72         12.06
December 31, 1993.......  50,000    75,767    156,979  120,487  120,487      8.87         11.69
December 31, 1994.......  50,000    75,767    146,552  114,506  114,506      7.57          9.94
December 31, 1995.......  50,000    75,767    172,489  137,081  137,081      8.51         10.55
December 31, 1996.......  50,000    75,767    175,005  141,335  141,335      8.10          9.84
December 31, 1997.......  50,000    75,767    188,391  154,468  154,468      8.18          9.69
December 31, 1998.......  50,000    75,767    199,606  166,011  166,011      8.13          9.44

MONEY MARKET SUB-ACCOUNT

                                                                        INTERNAL RATE
                          TOTAL    MINIMUM   VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
August 26, 1983......... $50,000   $50,000   $ 81,811 $ 50,000 $ 46,000        --            --
December 31, 1983.......  50,000    50,000     83,150   51,247   47,247    -15.02%           --
December 31, 1984.......  50,000    50,000     87,600   55,371   51,371      2.03         51.59%
December 31, 1985.......  50,000    50,000     90,373   58,553   55,053      4.19         28.67
December 31, 1986.......  50,000    50,000     92,041   61,083   58,083      4.58         19.99
December 31, 1987.......  50,000    50,000     93,574   63,557   61,057      4.70         15.51
December 31, 1988.......  50,000    65,444     96,167   66,793   64,793      4.97         13.01
December 31, 1989.......  50,000    65,444    100,419   71,260   69,760      5.39         11.61
December 31, 1990.......  50,000    65,444    103,905   75,274   74,274      5.53         10.47
December 31, 1991.......  50,000    65,444    105,667   78,093   77,593      5.41          9.38
December 31, 1992.......  50,000    65,444    105,088   79,175   79,175      5.04          8.27
December 31, 1993.......  50,000    65,444    104,064   79,873   79,873      4.63          7.34
December 31, 1994.......  50,000    65,444    104,800   81,884   81,884      4.44          6.74
December 31, 1995.......  50,000    65,444    107,322   85,291   85,291      4.42          6.38
December 31, 1996.......  50,000    65,444    109,397   88,350   88,350      4.36          6.04
December 31, 1997.......  50,000    65,444    111,869   91,726   91,726      4.32          5.77
December 31, 1998.......  50,000    65,444    114,422   95,164   95,164      4.28          5.54

MANAGED SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 1, 1987............. $50,000   $50,000   $ 81,811 $ 50,000 $ 46,000        --            --
December 31, 1987.......  50,000    50,000     78,989   48,993   44,993    -14.60%           --
December 31, 1988.......  50,000    50,000     82,078   52,204   48,204     -2.17         34.59%
December 31, 1989.......  50,000    50,000     94,298   61,467   57,967      5.70         26.84
December 31, 1990.......  50,000    50,000     92,035   61,437   58,437      4.34         18.09
December 31, 1991.......  50,000    50,000    105,576   72,115   69,615      7.35         17.36
December 31, 1992.......  50,000    70,177    107,626   75,159   73,159      6.95         14.48
December 31, 1993.......  50,000    70,177    113,873   81,230   79,730      7.25         13.14
December 31, 1994.......  50,000    70,177    107,683   78,405   77,405      5.86         10.52
December 31, 1995.......  50,000    70,177    136,181  101,135  100,635      8.40         12.25
December 31, 1996.......  50,000    70,177    149,310  113,022  113,022      8.80         11.98
December 31, 1997.......  50,000    70,177    182,171  140,455  140,455     10.17         12.88
December 31, 1998.......  50,000    70,177    211,085  165,641  165,641     10.81         13.14

MIDCAP VALUE SUB-ACCOUNT*

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
April 30, 1993.......... $50,000   $50,000   $ 81,811 $ 50,000 $ 46,000        --            --
December 31, 1993.......  50,000    50,000     90,861   56,477   52,477      7.47%           --
December 31, 1994.......  50,000    50,000     85,382   54,419   50,419       .50         37.74%
December 31, 1995.......  50,000    50,000    107,511   70,222   66,722     11.41         33.19
December 31, 1996.......  50,000    50,000    120,302   80,465   77,465     12.67         27.02
December 31, 1997.......  50,000    50,000    134,739   92,209   89,709     13.33         23.64
December 31, 1998.......  50,000   104,570    121,710   85,149   83,149      9.38         16.98

SMALL CAP SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 2, 1994............. $50,000   $50,000   $ 81,811 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000     76,327   47,342   43,342    -19.32%           --
December 31, 1995.......  50,000    50,000     94,443   60,069   56,069      7.12         46.49%
December 31, 1996.......  50,000    50,000    117,621   76,670   73,170     15.35         37.84
December 31, 1997.......  50,000    50,000    140,064   93,499   90,499     17.57         32.45
December 31, 1998.......  50,000    50,000    131,435   89,778   87,278     12.68         23.02

BALANCED SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $ 81,811 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000     80,987   49,705   45,705    -41.58%           --
December 31, 1995.......  50,000    50,000     96,746   60,900   56,900     11.71         76.04%
December 31, 1996.......  50,000    50,000    107,324   69,256   65,756     13.47         42.26
December 31, 1997.......  50,000    50,000    118,886   78,591   75,591     13.94         31.45
December 31, 1998.......  50,000    50,000    123,778   83,758   81,258     12.36         24.30

INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $ 50,000  $ 81,811 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000     50,000    82,935   50,900   46,900    -31.81%           --
December 31, 1995.......  50,000     50,000    84,624   53,270   49,270     -1.25         56.96%
December 31, 1996.......  50,000     50,000    85,615   55,248   51,748      1.60         28.17
December 31, 1997.......  50,000     50,000    80,571   53,263   50,263       .17         16.26
December 31, 1998.......  50,000     50,000    82,475   55,808   53,308      1.55         12.76

EQUITY GROWTH SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $ 50,000  $ 81,811 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000     50,000    76,685   47,065   43,065    -59.08%           --
December 31, 1995.......  50,000     50,000   110,247   69,399   65,399     25.86         96.89%
December 31, 1996.......  50,000     50,000   118,713   76,605   73,105     19.16         49.03
December 31, 1997.......  50,000     50,000   142,197   94,002   91,002     20.81         39.10
December 31, 1998.......  50,000     50,000   200,521  135,687  133,187     26.50         39.56

GROWTH AND INCOME SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
April 30, 1993.......... $50,000   $ 50,000  $ 81,811 $ 50,000 $ 46,000        --            --
December 31, 1993.......  50,000     50,000    90,467   56,232   52,232      6.72%           --
December 31, 1994.......  50,000     50,000    84,870   54,093   50,093       .11         37.24%
December 31, 1995.......  50,000     50,000   110,899   72,435   68,935     12.77         34.74
December 31, 1996.......  50,000     50,000   124,737   83,431   80,431     13.82         28.28
December 31, 1997.......  50,000     50,000   158,935  108,768  106,268     17.52         28.09
December 31, 1998.......  50,000    124,211   188,986  132,215  130,215     18.39         26.42

STOCK INDEX SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 1, 1987............. $50,000   $ 50,000  $ 81,811 $ 50,000 $ 46,000        --            --
December 31, 1987.......  50,000     50,000    69,815   43,303   39,303    -30.24%           --
December 31, 1988.......  50,000     50,000    76,718   48,796   44,796     -6.38         29.25%
December 31, 1989.......  50,000     50,000    97,627   63,637   60,137      7.16         28.50
December 31, 1990.......  50,000     50,000    87,740   58,570   55,570      2.92         16.57
December 31, 1991.......  50,000     50,000   109,242   74,619   72,119      8.16         18.22
December 31, 1992.......  50,000     73,892   111,985   78,203   76,203      7.72         15.29
December 31, 1993.......  50,000     73,892   117,491   83,811   82,311      7.76         13.67
December 31, 1994.......  50,000     73,892   113,627   82,733   81,733      6.62         11.30
December 31, 1995.......  50,000     73,892   150,209  111,553  111,053      9.64         13.53
December 31, 1996.......  50,000     73,892   174,938  132,421  132,421     10.60         13.83
December 31, 1997.......  50,000     73,892   223,445  172,277  172,277     12.29         15.07
December 31, 1998.......  50,000     73,892   276,826  217,228  217,228     13.42         15.80

VENTURE VALUE SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $ 81,811 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000     78,554  48,211  44,211     -52.11%           --
December 31, 1995.......  50,000    50,000    104,505  65,784  61,784      19.88         88.07%
December 31, 1996.......  50,000    50,000    124,545  80,369  76,869      21.95         52.37
December 31, 1997.......  50,000    50,000    158,526 104,796 101,796      25.17         43.96
December 31, 1998.......  50,000    50,000    173,075 117,115 114,615      22.03         34.71

U.S. GOVERNMENT SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $ 81,811 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000     81,555  50,053  46,053     -38.86%           --
December 31, 1995.......  50,000    50,000     89,340  56,238  52,238       3.82         64.43%
December 31, 1996.......  50,000    50,000     88,027  56,804  53,304       3.00         29.82
December 31, 1997.......  50,000    50,000     91,038  60,182  57,182       4.33         20.83
December 31, 1998.......  50,000    50,000     93,480  63,255  60,755       4.79         16.20

STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $ 81,811 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000     79,852  49,008  45,008     -46.71%           --
December 31, 1995.......  50,000    50,000     91,137  57,369  53,369       5.75         67.26%
December 31, 1996.......  50,000    50,000     99,122  63,963  60,463       9.16         37.13
December 31, 1997.......  50,000    50,000    104,975  69,396  66,396       9.37         26.39
December 31, 1998.......  50,000    50,000    102,211  69,164  66,664       7.15         18.72

--------

* Rates of return and Policy values and benefits shown reflect the Goldman Sachs Midcap Value Series former investment advisory fee of .70% of average daily net assets for the period through April 30, 1998 and .75% thereafter.

                     MALE STANDARD NON SMOKER, ISSUE AGE 65
                    FEMALE STANDARD NON SMOKER, ISSUE AGE 60
                              (JOINT EQUAL AGE 63)
                            $50,000 INITIAL PREMIUM
                         $114,909 INITIAL DEATH BENEFIT

BOND INCOME SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
August 26, 1983......... $50,000   $50,000   $114,909 $ 50,000 $ 46,000        --            --
December 31, 1983.......  50,000    50,000    116,136   51,194   47,194    -15.29%           --
December 31, 1984.......  50,000    50,000    123,559   56,620   52,620      3.86         95.65%
December 31, 1985.......  50,000    50,000    138,437   65,906   62,406      9.90         54.30
December 31, 1986.......  50,000    50,000    149,980   74,131   71,131     11.10         38.83
December 31, 1987.......  50,000    50,000    144,724   74,216   71,716      8.65         27.69
December 31, 1988.......  50,000    76,937    147,943   78,654   76,654      8.32         22.49
December 31, 1989.......  50,000    76,937    157,032   86,484   84,984      8.72         19.76
December 31, 1990.......  50,000    76,937    160,543   91,517   90,517      8.41         17.21
December 31, 1991.......  50,000    76,937    179,230  105,654  105,154      9.31         16.52
December 31, 1992.......  50,000    76,937    183,685  111,864  111,864      9.00         14.93
December 31, 1993.......  50,000   123,368    196,769  123,659  123,659      9.14         14.16
December 31, 1994.......  50,000   123,368    181,797  117,756  117,756      7.84         12.05
December 31, 1995.......  50,000   123,368    211,855  141,254  141,254      8.77         12.40
December 31, 1996.......  50,000   123,368    212,910  145,930  145,930      8.36         11.47
December 31, 1997.......  50,000   123,368    227,113  159,809  159,809      8.44         11.12
December 31, 1998.......  50,000   123,368    238,541  172,096  172,096      8.39         10.72

MONEY MARKET SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
August 26, 1983......... $50,000   $50,000   $114,909 $ 50,000 $ 46,000        --            --
December 31, 1983.......  50,000    50,000    116,420   51,320   47,320    -14.64%           --
December 31, 1984.......  50,000    50,000    121,496   55,674   51,674      2.47         93.22%
December 31, 1985.......  50,000    50,000    124,093   59,077   55,577      4.61         47.28
December 31, 1986.......  50,000    50,000    125,037   61,803   58,803      4.96         31.49
December 31, 1987.......  50,000    50,000    125,682   64,451   61,951      5.05         23.61
December 31, 1988.......  50,000    66,453    127,657   67,868   65,868      5.29         19.16
December 31, 1989.......  50,000    66,453    131,737   72,553   71,053      5.69         16.49
December 31, 1990.......  50,000    66,453    134,714   76,793   75,793      5.82         14.44
December 31, 1991.......  50,000    66,453    135,418   79,828   79,328      5.68         12.68
December 31, 1992.......  50,000    66,453    133,164   81,096   81,096      5.31         11.05
December 31, 1993.......  50,000    81,486    130,440   81,975   81,975      4.89          9.71
December 31, 1994.......  50,000    81,486    130,002   84,207   84,207      4.70          8.78
December 31, 1995.......  50,000    81,486    131,814   87,887   87,887      4.67          8.17
December 31, 1996.......  50,000    81,486    133,089   91,221   91,221      4.61          7.61
December 31, 1997.......  50,000    81,486    134,862   94,896   94,896      4.57          7.16
December 31, 1998.......  50,000    81,486    136,739   98,650   98,650      4.53          6.77

MANAGED SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 1, 1987............. $50,000   $50,000   $114,909 $ 50,000 $ 46,000        --            --
December 31, 1987.......  50,000    50,000    110,338   49,114   45,114    -14.26%           --
December 31, 1988.......  50,000    50,000    113,557   52,538   48,538     -1.76         63.50%
December 31, 1989.......  50,000    50,000    129,144   62,065   58,565      6.10         42.70
December 31, 1990.......  50,000    50,000    124,677   62,198   59,198      4.71         28.28
December 31, 1991.......  50,000    50,000    141,388   73,167   70,667      7.96         24.94
December 31, 1992.......  50,000    71,261    142,449   76,409   74,409      7.27         20.29
December 31, 1993.......  50,000    71,261    148,947   82,746   81,246      7.55         17.78
December 31, 1994.......  50,000    71,261    139,206   80,028   79,028      6.15         14.28
December 31, 1995.......  50,000    71,261    174,028  103,435  102,935      8.69         15.47
December 31, 1996.......  50,000    71,261    188,682  115,824  115,824      9.08         14.72
December 31, 1997.......  50,000   121,946    227,744  144,226  144,226     10.44         15.72
December 31, 1998.......  50,000   121,946    261,190  170,428  170,428     11.08         15.22

MIDCAP VALUE SUB-ACCOUNT*

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
April 30, 1993.......... $50,000   $50,000   $114,909 $ 50,000 $ 46,000        --            --
December 31, 1993.......  50,000    50,000    126,824   56,636   52,636      7.96%           --
December 31, 1994.......  50,000    50,000    118,034   54,784   50,784       .94         67.19%
December 31, 1995.......  50,000    50,000    147,115   70,924   67,424     11.84         49.78
December 31, 1996.......  50,000    50,000    162,823   81,480   78,480     13.07         37.93
December 31, 1997.......  50,000    50,000    180,270   93,571   91,071     13.70         31.59
December 31, 1998.......  50,000   106,185    160,933   86,580   84,580      9.71         22.89

SMALL CAP SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 2, 1994............. $50,000   $50,000   $114,909 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    106,618   47,459   43,459    -18.99%           --
December 31, 1995.......  50,000    50,000    130,666   60,454   56,454      7.56         78.01%
December 31, 1996.......  50,000    50,000    161,089   77,417   73,917     15.79         55.10
December 31, 1997.......  50,000    50,000    189,750   94,662   91,662     17.98         43.88
December 31, 1998.......  50,000    50,000    176,028   91,093   88,593     13.04         30.96

BALANCED SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $114,909 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    113,571   49,740   45,740    -41.31%           --
December 31, 1995.......  50,000    50,000    134,404   61,196   57,196     12.21        133.32%
December 31, 1996.......  50,000    50,000    147,631   69,842   66,342     13.94         64.81
December 31, 1997.......  50,000    50,000    161,815   79,489   76,489     14.37         44.89
December 31, 1998.......  50,000    50,000    166,580   84,909   82,409     12.74         33.48

INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $114,909 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    116,303   50,936   46,936    -31.50%           --
December 31, 1995.......  50,000    50,000    117,564   53,529   49,529      -.81        108.03%
December 31, 1996.......  50,000    50,000    117,768   55,715   52,215      2.02         48.49
December 31, 1997.......  50,000    50,000    109,661   53,869   50,869       .55         28.14
December 31, 1998.......  50,000    50,000    110,990   56,574   54,074      1.90         21.09

EQUITY GROWTH SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $114,909 $ 50,000 $ 46,000        --            --
December 31, 1994.......  50,000    50,000    107,538   47,098   43,098    -58.89%           --
December 31, 1995.......  50,000    50,000    153,160   69,736   65,736     26.42        160.95%
December 31, 1996.......  50,000    50,000    163,296   77,253   73,753     19.65         72.66
December 31, 1997.......  50,000    50,000    193,545   95,076   92,076     21.26         53.32
December 31, 1998.......  50,000    50,000    269,870  137,558  135,058     26.93         49.87

GROWTH AND INCOME SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
April 30, 1993.......... $50,000   $50,000   $114,909 $ 50,000 $ 46,000        --            --
December 31, 1993.......  50,000    50,000    126,274   56,391   52,391      7.21%           --
December 31, 1994.......  50,000    50,000    117,325   54,455   50,455       .54         66.59%
December 31, 1995.......  50,000    50,000    151,751   73,160   69,660     13.22         51.53
December 31, 1996.......  50,000    50,000    168,827   84,484   81,484     14.23         39.30
December 31, 1997.......  50,000    50,000    212,647  110,377  107,877     17.89         36.33
December 31, 1998.......  50,000   126,133    249,894  134,440  132,440     18.74         32.81

STOCK INDEX SUB-ACCOUNT

                                   MINIMUM                              INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- -------- -------- ------------- -------------
May 1, 1987............. $50,000   $50,000   $114,909 $ 50,000 $ 46,000        --            --
December 31, 1987.......  50,000    50,000     97,521   43,409   39,409    -29.96%           --
December 31, 1988.......  50,000    50,000    106,142   49,107   45,107     -5.99         57.01%
December 31, 1989.......  50,000    50,000    133,705   64,257   60,757      7.58         44.57
December 31, 1990.......  50,000    50,000    118,858   59,295   56,295      3.29         26.62
December 31, 1991.......  50,000    50,000    146,300   75,709   73,209      8.51         25.86
December 31, 1992.......  50,000    75,033    148,219   79,503   77,503      8.04         21.13
December 31, 1993.......  50,000    75,033    153,680   85,376   83,876      8.07         18.34
December 31, 1994.......  50,000    75,033    146,891   84,446   83,446      6.91         15.09
December 31, 1995.......  50,000    75,033    191,956  114,091  113,591      9.93         16.79
December 31, 1996.......  50,000    75,033    221,069  135,706  135,706     10.88         16.62
December 31, 1997.......  50,000   145,580    279,345  176,903  176,903     12.57         17.50
December 31, 1998.......  50,000   145,580    342,539  223,508  223,508     13.69         17.93

VENTURE VALUE SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $114,909 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000    110,158  48,245  44,245     -51.89%           --
December 31, 1995.......  50,000    50,000    145,183  66,104  62,104      20.41        149.26%
December 31, 1996.......  50,000    50,000    171,321  81,049  77,549      22.45         76.52
December 31, 1997.......  50,000    50,000    215,775 105,996 102,996      25.63         58.67
December 31, 1998.......  50,000    50,000    232,929 118,729 116,229      22.44         44.66

U.S. GOVERNMENT SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $114,909 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000    114,367  50,088  46,088     -38.58%           --
December 31, 1995.......  50,000    50,000    124,115  56,512  52,512       4.29        117.93%
December 31, 1996.......  50,000    50,000    121,085  57,284  53,784       3.42         50.40
December 31, 1997.......  50,000    50,000    123,910  60,869  57,869       4.72         33.18
December 31, 1998.......  50,000    50,000    125,803  64,124  61,624       5.14         24.78

STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                                   MINIMUM                             INTERNAL RATE
                          TOTAL   GUARANTEED VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- ---------- -------- ------- -------- ------------- -------------
October 31, 1994........ $50,000   $50,000   $114,909 $50,000 $46,000         --            --
December 31, 1994.......  50,000    50,000    111,979  49,043  45,043     -46.46%           --
December 31, 1995.......  50,000    50,000    126,611  57,648  53,648       6.22        121.68%
December 31, 1996.......  50,000    50,000    136,347  64,504  61,004       9.61         58.87
December 31, 1997.......  50,000    50,000    142,880  70,188  67,188       9.78         39.31
December 31, 1998.......  50,000    50,000    137,553  70,114  67,614       7.51         27.49

--------

* Rates of return and Policy values and benefits shown reflect the Goldman Sachs Midcap Value Series' former investment advisory fee of .70% of average daily net assets for the period through April 30, 1998 and .75% thereafter.

                                  APPENDIX C

             EXAMPLE OF EFFECT OF NEGATIVE INVESTMENT PERFORMANCE
                      ON CALCULATION OF SURRENDER CHARGES

  If there has been negative investment performance under your Policy (that is, cash value is less than your total premium payments because net investment experience of the Sub-Accounts has not been at least equal to total charges or has been negative), we will calculate any Surrender Charge by deeming additional payments to have been reduced before the initial premium. If we consider negative investment performance to completely reduce additional payments and to further reduce initial premium, we will consider any subsequent increase in cash value (from earnings or net additional payments) to increase initial premium before additional payments.

  For example, assume that an initial premium of $30,000 and a net additional payment of $20,000 have been paid, so that total net premium payments equals $50,000. Assume further that because of negative investment performance, cash value is equal to $40,000, or $10,000 less than total net premium payments. For purposes of calculating the Surrender Charge upon a surrender, we would consider the amount of additional payments at this time to equal $10,000, and the amount of the initial premium to equal $30,000. If, because of negative investment performance, cash value were equal to $20,000, we will consider the negative investment performance to have completely reduced additional payments, and the initial premium remaining would be $20,000. If, in this last situation, there was a subsequent increase in cash value (from earnings or net additional payments) of $15,000 occurring after the negative investment performance, $10,000 will be deemed to increase the initial premium first back to $30,000, and the remaining $5,000 would be deemed then to increase additional payments to $5,000.

EXAMPLE OF ADJUSTMENT TO PREMIUM TAX CHARGE RESULTING FROM ADDITIONAL PAYMENTS

  As described under "Charges and Expenses," if an additional payment is accepted, a proportional adjustment will be made in the rate of the state premium tax charge deducted as part of the Monthly Deduction.

  For example, assume that the cash value immediately before the additional payment is $30,000, and the net additional payment would increase the cash value to $50,000. As a result, the state premium tax charge deducted monthly as part of the Monthly Deduction would be 60% of what it was originally, resulting in deductions thereafter at an annual rate of 0.15% for the state premium tax charge.

                                  APPENDIX D

                 EXAMPLES OF EFFECT OF SURRENDERS AND PARTIAL
                       SURRENDERS ON OPERATION OF POLICY

  The following examples assume that an initial premium of $40,000 was paid. The examples further assume that no additional payments have been made and that there have been no partial surrenders.

  Based on these hypothetical assumptions, the examples demonstrate the effect of surrenders and partial surrenders on a hypothetical Policy at the beginning of Policy Year 5, assuming that current cash value is either $60,000 or $30,000.

  THE HYPOTHETICAL CURRENT CASH VALUES OF $60,000 AND $30,000 ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE.

SURRENDER CHARGE ON FULL SURRENDER

 $60,000 current cash value:

Preferred Surrender          $20,000 [The maximum of (1) $20,000 (cash value
Amount:                      calculated on the date of surrender, or $60,000,
                             in excess of the initial premium paid, or $40,000); and (2) $4,000 (10% of the initial premium paid, or $40,000)]

Surrender Charge Imposed:    $2,000[5% of $40,000 ($60,000, the amount being
                             surrendered, less $20,000, the preferred surrender amount)]

Surrender Proceeds:
                             $58,000 [$60,000, the cash value of the Policy, less $2,000, the Surrender Charge]

 $30,000 current cash value:

Preferred Surrender          $4,000 [The maximum of (1)--$10,000 (cash value
Amount:                      calculated on the date of surrender, or $30,000,
                             in excess of the initial premium paid, or $40,000); and (2) $4,000 (10% of the initial premium paid, or $40,000)]

Surrender Charge Imposed:    $1,300 [5% of $26,000 ($30,000, or the amount
                             being surrendered, less $4,000, the preferred surrender amount)]

Surrender Proceeds:
                             $28,700 [$30,000, the cash value of the Policy, less $1,300, the Surrender Charge]

SURRENDER CHARGE ON PARTIAL SURRENDER AND EFFECT ON CASH VALUE

 $60,000 current cash value:

Partial Surrender:           $30,000

Preferred Surrender
Amount: $20,000The maximum of (1) $20,000 (cash value calculated on the date of surrender, or $60,000, in excess of the initial premium paid, or $40,000); and (2) $4,000 (10% of the initial premium paid, or $40,000)]

Surrender Charge Imposed:
                             $500 [5% of $10,000 ($30,000, the amount being
                             surrendered, less $20,000, the preferred surrender amount)]

Surrender Proceeds:          $29,500($30,000, the amount being surrendered,
                             less $500, the Surrender Charge being imposed)

Remaining Cash Value:        $30,000

Remaining Initial Premium:   $30,000

Remaining Surrender          $1,500 [5% of $30,000]
Charge:

Remaining Cash Surrender     $28,500
Value:

 $30,000 current cash value:

Partial Surrender:           $20,000

Preferred Surrender          $4,000 [The maximum of (1)--$10,000 (cash value
Amount:                      calculated on the date of surrender, or $30,000,
                             in excess of the initial premium paid, or $40,000); and (2) $4,000 (10% of the initial premium paid, or $40,000)]

Surrender Charge Imposed:    $800 [5% of $16,000 ($20,000, or the amount being
                             surrendered, less $4,000, the preferred surrender amount)]

Surrender Proceeds:          $19,200[$20,000, the amount being surrendered,
                             less $800, the surrender charge being imposed]

Remaining Cash Value:        $10,000

Remaining Initial Premium:   $20,000

Remaining Surrender          $1,000 [5% of $20,000]
Charge:

Remaining Cash Surrender     $9,000
Value:

EFFECT OF PARTIAL SURRENDER ON GUARANTEED DEATH BENEFIT

  Making a partial surrender will reduce the amount of the minimum guaranteed death benefit on a proportionate basis, based on the amount of the reduction in cash value (including any Surrender Charge) because of the partial surrender, as compared to the cash value before the reduction (but not more than the partial surrender amount).

Cash Value:                  $60,000

Partial Surrender:           $15,000

Cash Value after             $45,000
Surrender:

Minimum Guaranteed Death
Benefit before partial       $40,000 [Initial premium paid]
surrender:

Minimum Guaranteed Death
Benefit after partial        $30,000 [$40,000, or the minimum guaranteed death
surrender:                   benefit before partial surrender, multiplied by
                             $45,000, the cash value after the partial surrender, divided by $60,000, the cash value before the partial surrender]

                                  APPENDIX E

                            LONG-TERM MARKET TRENDS

  The information below compares the average annual returns of common stock, high grade corporate bonds and 30-day U.S. Treasury bills over 20-year and 30-year holding periods.* The average annual returns assume the reinvestment of dividends, capital gains and interest. This is an historical record and does not predict future performance. The information does not reflect policy charges.

  The data indicates that, historically, the investment performance of common stocks over long periods has been positive and generally superior to that of long-term, high grade debt securities. Common stocks have, however, been subject to more dramatic market adjustments over short periods.

  Over the 54 20-year time periods beginning in 1926 and ending in 1998 (i.e., 1926-1945, 1927-1946, and so on through 1979-1998):

  -- The average annual return of common stocks was superior to that of high grade, long-term corporate bonds in 51 of the 54 periods.

  -- The average annual return of common stocks surpassed that of U.S.
     Treasury bills in each of the 54 periods.

  -- Common stock average annual returns exceeded the average annual rate of inflation in each of the 54 periods.

  Over the 44 30-year periods beginning in 1926 and ending in 1998, the average annual return of common stocks was superior to that of high grade, long-term corporate bonds, U.S. Treasury bills and inflation in all 44 periods.

  From 1926 through 1998 the average annual return for common stocks was 11.2%, compared to 5.8% for high grade, long-term corporate bonds, 3.8% for U.S. Treasury bills and 3.1% for the Consumer Price Index.
--------

* Used with permission. (C)1999 Ibbotson Associates, Inc. All rights reserved. (Certain portions of this work were derived from copyrighted works of Roger
  G. Ibbotson and Rex Sinquefield.)

                               ----------------

    SUMMARY: HISTORIC S&P STOCK INDEX RESULTS FOR SPECIFIC HOLDING PERIODS

  The following chart categorizes the historical results of the Standard & Poor's 500 Stock Index, with dividends reinvested, over one-year, five-year and twenty-year periods beginning in 1926 and ending in 1998.

  The chart does not predict future stock market results. It shows the historic performance of a broad index of stocks and not the performance of any fund or investment.

                               ----------------

            PERCENT OF HOLDING PERIODS WITH THE FOLLOWING RETURNS:

                                                                             GREATER
                                            5.01-      10.01-     15.01-      THAN
       HOLDING     NEGATIVE     0-5.00%     10.00%     15.00%     20.00%     20.00%
        PERIOD      RETURN      RETURN      RETURN     RETURN     RETURN     RETURN
       --------    --------     -------     ------     ------     ------     -------
        1 year       27%           4%        11%         7%        11%         40%
        5 years      10%          14%        14%        31%        19%         12%
       10 years       3%          10%        33%        24%        28%          2%
       20 years       0%           6%        31%        54%         9%          0%

--------

Used with permission. (C)1999 Ibbotson Associates, Inc. All rights reserved. (Certain portions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.)

                                  APPENDIX F

                             DOLLAR COST AVERAGING

  Dollar cost averaging does not guarantee a profit or protect against a loss. If an investor follows a program of dollar cost averaging on a long-term basis, and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely--not guaranteed--that the price at which shares are surrendered, for whatever reason, will be higher than the average cost per share.

  An investor using dollar cost averaging invests the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Under dollar cost averaging, an investor does not invest more when the price of shares is high and less when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which you sell shares should be higher than their average cost. This price could be lower, however, if the fund you choose does not follow these historical trends.

  You should consider your ability to continue on-going dollar cost averaging purchases so that you can take advantage of periods of low price levels if you are considering dollar cost averaging.

New England Variable Life Separate Account of New England Life Insurance
Company

Report of Independent Accountants

To the Policy Owners and Board of Directors of New England Life Insurance
Company:

We have audited the accompanying statement of assets and liabilities of the New England Variable Life Separate Account (comprised of Capital Growth Sub-Account, Bond Income Sub-Account, Money Market Sub-Account, Stock Index Sub-Account, Managed Sub-Account, Midcap Value Sub-Account (formerly Avanti Growth Sub-Account), Growth and Income Sub-Account (formerly Value Growth Sub-Account), Small Cap Sub-Account, U.S. Government Sub-Account, Balanced Sub-Account, Equity Growth Sub-Account, International Magnum Equity Sub-Account (formerly International Equity Sub-Account), Venture Value Sub-Account, Bond Opportunities Sub-Account, Equity-Income Sub-Account, Overseas Sub-Account, High Income Sub-Account and Asset Manager Sub-Account) of New England Life Insurance Company as of December 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the respective aforementioned Sub-Accounts comprising the New England Variable Life Separate Account of New England Life Insurance Company as of December 31, 1998, and the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 1999

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Assets and Liabilities

December 31, 1998

                                                                                                    New England Zenith Fund
                                    ----------------------------------------------------------------------------------------
                                                                                                                   Growth
                                       Capital        Bond        Money       Stock                    Midcap        and
                                        Growth       Income      Market       Index       Managed       Value      Income
                                         Sub-         Sub-        Sub-         Sub-        Sub-         Sub-        Sub-
                                       Account       Account     Account     Account      Account      Account     Account
                                    -------------- ----------- ----------- ------------ ------------ ----------- -----------
Assets
 Investments in New England Zenith
  Fund, Variable Insurance Products
  Fund, and Variable Insurance
  Products Fund II at value
  (Note 2)........................  $1,062,879,735 $63,810,233 $91,999,048 $112,951,497 $58,280,968  $36,325,954 $66,354,407

                   Shares        Cost
                  --------- --------------
Capital Growth
 Series.........  2,270,965 $  846,910,241
Back Bay
 Advisors Bond
 Income Series..    580,674     62,600,962
Back Bay
 Advisors Money
 Market Series..    919,990     91,999,048
Westpeak Stock
 Index Series...    575,256     72,986,331
Back Bay
 Advisors
 Managed Series.    280,521     44,995,302
Goldman Sachs
 Midcap Value
 Series.........    295,718     40,133,483
Westpeak Growth
 and Income
 Series.........    318,506     52,737,711
Loomis Sayles
 Small Cap
 Series.........    466,286     68,072,072
Salomon Brothers
 U.S. Government
 Series.........     67,545        759,527
Loomis Sayles
 Balanced
 Series.........    927,883     13,354,477
Alger Equity
 Growth Series..  4,069,269     71,472,170
Morgan Stanley
 International
 Magnum Equity
 Series.........  1,025,541     11,496,216
Davis Venture
 Value Series...  4,661,398     87,902,713
Salomon Brothers
 Bond
 Opportunities
 Series.........    105,941      1,257,497
VIP Equity-
 Income
 Portfolio......  6,075,186    114,838,775
VIP Overseas
 Portfolio......  4,647,523     78,413,065
VIP High Income
 Portfolio......    981,426     11,927,393
VIP II Asset
 Manager
 Portfolio......    505,178      7,927,108
                            --------------
Total                       $1,679,784,090
                            ==============
 Amount due and accrued (payable) from
  policy-related transactions, net...        177,286      141,063   1,688,024      146,440        (922)      61,118       58,059
 Dividends receivable................             --           --     317,906           --          --           --           --
                                      --------------  ----------- -----------  ----------- ------------ -----------  -----------
 Total Assets........................  1,063,057,021   63,951,296  94,004,978  113,097,938  58,280,046   36,387,072   66,412,466

Liabilities
 Due New England Life Insurance
  Company...........................      88,352,429    6,135,252   8,674,054   12,388,146   5,030,060    3,676,010    7,460,673
                                      --------------  ----------- -----------  ----------- ------------ -----------  -----------
  Total Liabilities.................      88,352,429    6,135,252   8,674,054   12,388,146   5,030,060    3,676,010    7,460,673
                                      --------------  ----------- -----------  ----------- ------------ -----------  -----------
Net Assets for Variable Life
 Insurance Policies.................  $  974,704,592  $57,816,044 $85,330,924 $100,709,791 $53,249,987  $32,711,062  $58,951,793
                                      ==============  =========== =========== ============ ============ ===========  ===========

                       See Notes to Financial Statements

                                                                                                   Variable Insurance
                                                                                                     Products Fund
----------------------------------------------------------------------------------------- -------------------------------------
                                                 International
   Small        U.S.                   Equity       Magnum       Venture        Bond        Equity-                    High
    Cap      Government  Balanced      Growth       Equity        Value     Opportunities    Income     Overseas      Income
   Sub-         Sub-       Sub-         Sub-         Sub-          Sub-         Sub-          Sub-        Sub-         Sub-
  Account     Account     Account     Account       Account      Account       Account      Account      Account      Account
-----------  ---------- ----------- ------------ ------------- ------------ ------------- ------------ -----------  -----------
$71,588,857   $774,736  $14,391,467 $102,179,339  $11,691,171  $107,911,360  $1,210,903   $154,432,484 $93,181,595  $11,315,839
    134,394      5,294       13,282      356,305       15,466        52,450       7,704          9,726    (100,707)      15,136
         --         --           --           --           --            --          --             --          --           --
-----------   --------  ----------- ------------  -----------  ------------  ----------   ------------ -----------  -----------
 71,723,251    780,030   14,404,749  102,535,644   11,706,637   107,963,810   1,218,608    154,442,210  93,080,888   11,330,975
  7,924,364     88,418    1,928,101   11,661,794    1,388,081    12,691,342     127,954     15,888,809   8,807,089    1,342,020
-----------   --------  ----------- ------------  -----------  ------------  ----------   ------------ -----------  -----------
  7,924,364     88,418    1,928,101   11,661,794    1,388,081    12,691,342     127,954     15,888,809   8,807,089    1,342,020
-----------   --------  ----------- ------------  -----------  ------------  ----------   ------------ -----------  -----------
$63,798,887   $691,612  $12,476,648 $ 90,873,849  $10,318,556  $ 95,272,468  $1,090,654   $138,553,401 $84,273,799  $ 9,988,955
===========   ========  =========== ============  ===========  ============  ==========   ============ ===========  ===========
         Variable
        Insurance
         Products
         Fund II
------------------------ --------------
   Small       Asset
    Cap       Manager
   Sub-         Sub-
  Account     Account       Total
------------ ---------- --------------
$71,588,857  $9,174,668 $2,070,454,260
    134,394         271      2,780,390
         --          --        317,906
------------ ---------- --------------
 71,723,251   9,174,938  2,073,552,557
  7,924,364     987,748    194,552,345
------------ ---------- --------------
  7,924,364     987,748    194,552,345
------------ ---------- --------------
$63,798,887  $8,187,191 $1,879,000,212
============ ========== ==============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Operations

For the Year Ended December 31, 1998

                                                                                      New England Zenith Fund
                          ------------------------------------------------------------------------------------
                                                                                                     Growth
                            Capital       Bond      Money       Stock                   Midcap         and
                             Growth      Income     Market      Index      Managed      Value        Income
                              Sub-        Sub-       Sub-       Sub-        Sub-         Sub-         Sub-
                            Account     Account    Account     Account     Account     Account       Account
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
Income
 Dividends..............  $136,031,595 $4,500,888 $2,243,738 $ 1,665,717 $ 4,920,327 $  8,522,091  $ 4,438,526
Expense
 Mortality and expense
  risk charge (Note 3)..     5,675,180    329,452    281,233     574,859     295,717      213,136      321,673
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net investment income
  (loss)................   130,356,415  4,171,436  1,962,505   1,090,858   4,624,610    8,308,955    4,116,853
Net Realized and
 Unrealized Gain (Loss)
 on Investments
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....    91,366,363    892,059         --  19,889,059   9,447,437    6,964,381    6,858,665
 End of period..........   215,969,495  1,209,273         --  39,965,167  13,285,666   (3,807,527)  13,616,695
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   124,603,132    317,214         --  20,076,109   3,838,229  (10,771,908)   6,758,031
 Net realized gain on
  investments...........     5,610,899      1,800         --     190,803     163,910      236,891       14,655
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net realized and
  unrealized gain (loss)
  on investments........   130,214,031    319,014         --  20,266,912   4,002,139  (10,535,017)   6,772,686
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $260,570,446 $4,490,449 $1,962,505 $21,357,770 $ 8,626,750 $ (2,226,063) $10,889,538
                          ============ ========== ========== =========== =========== ============  ===========


                       See Notes to Financial Statements

                                                                                                Variable Insurance
                                                                                                  Products Fund
--------------------------------------------------------------------------------------- ----------------------------------
                                                International
   Small         U.S.                 Equity       Magnum       Venture       Bond        Equity-                 High
    Cap       Government  Balanced    Growth       Equity        Value    Opportunities   Income     Overseas    Income
   Sub-          Sub-       Sub-       Sub-         Sub-         Sub-         Sub-         Sub-        Sub-       Sub-
  Account      Account    Account     Account      Account      Account      Account      Account    Account     Account
-----------   ---------- ---------- ----------- ------------- ----------- ------------- ----------- ---------- -----------
$ 1,148,975    $32,331   $  607,129 $ 3,598,904   $ 251,292   $ 2,912,129   $ 81,480    $ 8,088,940 $6,093,523 $ 1,064,286
    380,727     (2,318)      52,939     452,661      48,632       512,333     (9,440)       902,569    550,070      67,547
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
    768,248     34,649      554,190   3,146,243     202,660     2,399,796     90,920      7,186,371  5,543,453     996,739
  5,422,058     (1,916)     642,612   5,391,267    (155,005)   10,716,783     (2,256)    32,699,163 11,137,299     964,520
  3,516,783     15,209    1,036,991  30,707,168     194,954    20,008,648    (46,594)    39,593,709 14,768,529    (611,552)
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
 (1,905,274)    17,125      394,379  25,315,901     349,959     9,291,865    (44,337)     6,894,545  3,631,231  (1,576,072)
     20,862         11        6,840      56,142       5,897        22,521        493        561,003    333,272      20,913
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
 (1,884,412)    17,136      401,219  25,372,043     355,856     9,314,386    (43,844)     7,455,548  3,964,503  (1,555,159)
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
$(1,116,164)   $51,785   $  955,409 $28,518,286   $ 558,517   $11,714,181   $ 47,076    $14,641,919 $9,507,956 $  (558,420)
===========    =======   ========== ===========   =========   ===========   ========    =========== ========== ===========
         Variable
        Insurance
         Products
         Fund II
------------------------ ------------
   Small        Asset
    Cap        Manager
   Sub-          Sub-
  Account      Account      Total
------------- ---------- ------------
$ 1,148,975   $  835,511 $187,037,382
    380,727       50,140   10,697,110
------------- ---------- ------------
    768,248      785,371  176,340,272
  5,422,058      971,097  203,203,584
  3,516,783    1,247,559  390,670,172
------------- ---------- ------------
 (1,905,274)     276,461  187,466,588
     20,862        4,137    7,251,049
------------- ---------- ------------
 (1,884,412)     280,598  194,717,637
------------- ---------- ------------
$(1,116,164)  $1,065,969 $371,057,909
============= ========== ============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Operations

For the Year Ended December 31, 1997

                                                                                  New England Zenith Fund
                          --------------------------------------------------------------------------------
                                                                                                  Growth
                            Capital        Bond      Money       Stock                 Midcap      and
                             Growth       Income     Market      Index     Managed     Value      Income
                              Sub-         Sub-       Sub-       Sub-        Sub-       Sub-       Sub-
                            Account      Account    Account     Account    Account    Account    Account
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
Income
 Dividends..............  $184,229,729  $3,419,409 $1,852,865 $ 1,082,727 $5,025,764 $2,781,138 $3,928,553
Expense
 Mortality and expense
  risk charge (Note 3)..     4,170,905     253,374    241,048     333,771    229,423    207,451    190,264
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net investment income
  (loss)................   180,058,824   3,166,035  1,611,817     748,956  4,796,341  2,573,687  3,738,289
Net Realized and
 Unrealized Gain (Loss)
 on Investments
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of year......   138,009,405      40,519         --   7,633,013  6,137,629  4,823,316  3,107,090
 End of year............    91,366,363     892,059         --  19,889,059  9,447,437  6,964,381  6,858,664
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   (46,643,042)    851,540         --  12,256,046  3,309,808  2,141,065  3,751,574
 Net realized gain on
  investments...........     1,699,829      15,488         --      35,165    242,079     87,159     17,721
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net realized and
  unrealized gain (loss)
  on investments........   (44,943,213)    867,028         --  12,291,211  3,551,887  2,228,224  3,769,295
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $135,115,611  $4,033,063 $1,611,817 $13,040,167 $8,348,228 $4,801,911 $7,507,584
                          ============  ========== ========== =========== ========== ========== ==========

                       See Notes to Financial Statements


---------------------------------------------------------------------------------
                                           International
  Small        U.S.               Equity      Magnum      Venture       Bond
   Cap      Government Balanced   Growth      Equity       Value    Opportunities
   Sub-        Sub-      Sub-      Sub-        Sub-         Sub-        Sub-
 Account     Account   Account   Account      Account     Account      Account
----------  ---------- -------- ---------- ------------- ---------- -------------
$6,279,206    $9,089   $438,430 $4,721,050   $ 209,389   $1,822,395    $43,914
   275,141     2,290     50,941    265,599      51,702      276,055      9,400
----------    ------   -------- ----------   ---------   ----------    -------
 6,004,065     6,799    387,489  4,455,451     157,687    1,546,340     34,514
 3,059,565      (819)   236,625  2,084,389     136,191    2,398,023     (1,153)
 5,422,058    (1,916)   642,612  5,391,267    (155,006)  10,716,783     (2,256)
----------    ------   -------- ----------   ---------   ----------    -------
 2,362,493    (1,097)   405,987  3,306,878    (291,197)   8,318,760     (1,103)
    20,956         1     55,231     75,802       8,303       21,718        201
----------    ------   -------- ----------   ---------   ----------    -------
 2,383,449    (1,096)   461,218  3,382,680    (282,894)   8,340,478       (902)
----------    ------   -------- ----------   ---------   ----------    -------
$8,387,514    $5,703   $848,707 $7,838,131   $(125,207)  $9,886,818    $33,612
==========    ======   ======== ==========   =========   ==========    =======
---------------------------------------------------------------------------------
                                Variable
                                Insurance
      Variable Insurance        Products
         Products Fund           Fund II
------------------------------- ---------

  Equity-                High     Asset
  Income     Overseas   Income   Manager
   Sub-        Sub-      Sub-     Sub-
  Account    Account   Account   Account        Total
----------- ---------- -------- ---------    ------------
$ 8,872,794 $5,434,055 $393,295 $528,401     $231,072,203
    676,059    447,597   41,502   33,135        7,755,657
----------- ---------- -------- --------     ------------
  8,196,735  4,986,458  351,793  495,266      223,316,546
 16,409,989  9,502,216  362,600  547,647      194,486,245
 32,699,163 11,137,299  964,520  971,097      203,203,584
----------- ---------- -------- --------     ------------
 16,289,174  1,635,083  601,920  423,450        8,717,339
    126,489     67,905   12,234    5,368        2,491,649
----------- ---------- -------- --------     ------------
 16,415,663  1,702,988  614,154  428,818       11,208,988
----------- ---------- -------- --------     ------------
$24,612,398 $6,689,446 $965,947 $924,084     $234,525,534
=========== ========== ======== ========     ============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Operations

For the Year Ended December 31, 1996

                                                                                 New England Zenith Fund
                          -------------------------------------------------------------------------------

                            Capital       Bond       Money      Stock                 Midcap   Growth and
                             Growth      Income      Market     Index     Managed     Value      Income
                              Sub-        Sub-        Sub-       Sub-       Sub-       Sub-       Sub-
                            Account     Account     Account    Account    Account    Account    Account
                          ------------ ----------  ---------- ---------- ---------- ---------- ----------
Income
 Dividends..............  $ 32,991,113 $2,579,133  $1,306,712 $  841,454 $2,942,415 $1,494,679 $1,804,344
Expense
 Mortality and expense
  risk charge (Note 3)..     2,981,244    192,456     160,903    168,590    158,607    137,775    100,738
                          ------------ ----------  ---------- ---------- ---------- ---------- ----------
 Net investment income
  (loss)................    30,009,869  2,386,677   1,145,809    672,864  2,783,808  1,356,904  1,703,606
Net Realized and
 Unrealized Gain (Loss)
 on Investments
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of year......    71,963,590    997,195          --  2,853,587  5,216,548  2,881,100  2,105,777
 End of year............   138,009,405     40,519          --  7,633,013  6,137,629  4,823,316  3,107,090
                          ------------ ----------  ---------- ---------- ---------- ---------- ----------
 Net change in
  unrealized
  appreciation
  (depreciation)........    66,045,815   (956,676)         --  4,779,426    921,081  1,942,216  1,001,313
 Net realized gain
  (loss) on investments.       985,421        299          --      1,808     69,775     27,429     18,964
                          ------------ ----------  ---------- ---------- ---------- ---------- ----------
 Net realized and
  unrealized gain (loss)
  on investments........    67,031,236   (956,377)         --  4,781,234    990,856  1,969,645  1,020,277
                          ------------ ----------  ---------- ---------- ---------- ---------- ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $ 97,041,105 $1,430,300  $1,145,809 $5,454,098 $3,774,664 $3,326,549 $2,723,883
                          ============ ==========  ========== ========== ========== ========== ==========

* For the period July 1, 1996 (Commencement of Operations) through December 31, 1996.

                       See Notes to Financial Statements





----------------------------------------------------------------------------------
                                            International
  Small        U.S.               Equity       Magnum      Venture       Bond
   Cap      Government Balanced   Growth       Equity       Value    Opportunities
   Sub-        Sub-      Sub-      Sub-         Sub-         Sub-        Sub-
 Account     Account*  Account   Account       Account     Account     Account*
----------  ---------- -------- ----------  ------------- ---------- -------------
$1,624,708    $ 702    $104,939 $   44,863    $ 71,347    $  444,012    $ 1,218
    90,146       28      11,713    104,685      19,385        64,656         40
----------    -----    -------- ----------    --------    ----------    -------
 1,534,562      674      93,226    (59,822)     51,962       379,356      1,178
   768,552       --       3,769     65,901      24,089       171,931         --
 3,059,565     (819)    236,625  2,084,389     136,191     2,398,023     (1,153)
----------    -----    -------- ----------    --------    ----------    -------
 2,291,013     (819)    232,856  2,018,488     112,102     2,226,092     (1,153)
    31,570       --       2,318     11,723         159         4,907         --
----------    -----    -------- ----------    --------    ----------    -------
 2,322,583     (819)    235,174  2,030,211     112,261     2,230,999     (1,153)
----------    -----    -------- ----------    --------    ----------    -------
$3,857,145    $(145)   $328,400 $1,970,389    $164,223    $2,610,355    $    25
==========    =====    ======== ==========    ========    ==========    =======
----------------------------------------------------------------------------------
                                Variable
                                Insurance
      Variable Insurance        Products
         Products Fund           Fund II
------------------------------- ---------

  Equity-                High     Asset
  Income     Overseas   Income   Manager
   Sub-        Sub-      Sub-     Sub-
  Account    Account   Account   Account       Total
----------- ---------- -------- ---------   ------------
$ 2,662,990 $1,164,550 $199,463 $174,907    $ 50,453,549
    428,473    325,346   19,551   20,483       4,984,819
----------- ---------- -------- --------    ------------
  2,234,517    839,204  179,912  154,424      45,468,730
  9,642,454  4,022,725  167,043  269,255     101,153,516
 16,409,989  9,502,216  362,600  547,647     194,486,245
----------- ---------- -------- --------    ------------
  6,767,535  5,479,491  195,557  278,392      93,332,729
     27,750     44,049    1,942    4,122       1,232,236
----------- ---------- -------- --------    ------------
  6,795,285  5,523,540  197,499  282,514      94,564,965
----------- ---------- -------- --------    ------------
$ 9,029,802 $6,362,744 $377,411 $436,938    $140,033,695
=========== ========== ======== ========    ============

                   See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 1998

                                                                                                 New England Zenith Fund
                   ------------------------------------------------------------------------------------------------------------
                                                                                                         Growth
                      Capital        Bond          Money         Stock                      Midcap         and         Small
                      Growth        Income        Market         Index        Managed       Value        Income         Cap
                       Sub-          Sub-          Sub-           Sub-         Sub-          Sub-         Sub-         Sub-
                      Account       Account       Account       Account       Account      Account       Account      Account
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
From Operating
 Activities
 Net investment
  income (loss)..  $ 130,356,415  $ 4,171,436  $   1,962,505  $  1,090,858  $ 4,624,610  $  8,308,955  $ 4,116,853  $   768,248
 Net realized and
  unrealized gain
  (loss) on
  investments....    130,214,031      319,014             --    20,266,912    4,002,139   (10,535,017)   6,772,686   (1,884,412)
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net Increase
  (decrease) in
  net assets
  resulting from
  operations.....    260,570,446    4,490,449      1,962,505    21,357,770    8,626,750    (2,226,063)  10,889,538   (1,116,164)
From Policy-
 Related
 Transactions
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    130,346,621   10,522,040    221,378,611    15,997,005    6,508,238     8,067,127   10,034,046   16,979,803
 Net transfers
  (to) from other
  sub-
  accounts.......     28,412,166    9,220,311   (149,270,654)   22,094,429    6,317,021      (102,089)  15,004,643    9,499,585
 Net transfers to
  New England
  Life Insurance
  Company........   (136,266,249)  (7,932,456)   (21,844,962)  (16,290,249)  (6,742,406)   (4,094,516)  (8,744,105)  (9,074,771)
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net Increase in
  net assets
  resulting from
  policy related
  transactions...     22,492,538   11,809,895     50,262,995    21,801,185    6,082,853     3,870,522   16,294,584   17,404,617
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net increase in
  net assets.....    283,062,984   16,300,344     52,225,500    43,158,955   14,709,603     1,644,459   27,184,123   16,288,452
Net Assets, at
 beginning of the
 period..........    691,641,608   41,515,700     33,105,424    57,550,836   38,540,384    31,066,603   31,767,670   47,510,435
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
Net Assets, at
 end of the
 period..........  $ 974,704,592  $57,816,044  $  85,330,924  $100,709,791  $53,249,987  $ 32,711,062  $58,951,793  $63,798,887
                   =============  ===========  =============  ============  ===========  ============  ===========  ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
                                       International
   U.S.                     Equity        Magnum       Venture         Bond
Government   Balanced       Growth        Equity        Value      Opportunities
   Sub-        Sub-          Sub-          Sub-          Sub-          Sub-
 Account      Account      Account        Account      Account        Account
----------  -----------  ------------  ------------- ------------  -------------
$   34,649  $   554,190  $  3,146,243   $   202,660  $  2,399,796   $   90,920
    17,136      401,219    25,372,043       355,856     9,314,386      (43,844)
----------  -----------  ------------   -----------  ------------   ----------
    51,785      955,409    28,518,286       558,517    11,714,181       47,076
        --    3,185,034    18,566,913     3,131,225    24,165,947           --
   590,096    3,794,185    16,305,214       999,735    23,584,994      612,788
 (111,452)   (2,333,228)  (14,453,624)   (1,503,958)  (15,609,387)    (156,947)
----------  -----------  ------------   -----------  ------------   ----------
   478,644    4,645,991    20,418,503     2,627,002    32,141,554      455,841
----------  -----------  ------------   -----------  ------------   ----------
   530,429    5,601,400    48,936,789     3,185,519    43,855,735      502,917
   161,183    6,875,248    41,937,060     7,133,037    51,416,733      587,737
----------  -----------  ------------   -----------  ------------   ----------
$  691,612  $12,476,648  $ 90,873,849   $10,318,556  $ 95,272,468   $1,090,654
==========  ===========  ============   ===========  ============   ==========
               Variable                      Insurance
         Variable Insurance                  Products
            Products Fund                     Fund II
---------------------------------------     -------------------------------
  Equity-                      High           Asset
   Income       Overseas      Income         Manager
    Sub-          Sub-         Sub-           Sub-
  Account       Account       Account        Account        Total
------------  ------------  -----------    ------------ ---------------
$  7,186,371  $  5,543,453  $   996,739    $   785,371  $  176,340,272
   7,455,548     3,964,503   (1,555,159)       280,598     194,717,637
------------  ------------  -----------    ------------ ---------------
  14,641,919     9,507,956     (558,420)     1,065,969     371,057,909
  26,170,240    17,386,996    2,434,923      1,626,307     516,501,076
   8,474,098       342,473    2,823,884      1,297,121              --
 (18,064,178)  (10,788,946)  (1,891,706)    (1,251,084)   (277,154,223)
------------  ------------  -----------    ------------ ---------------
  16,580,160     6,940,523    3,367,101      1,672,344     239,346,853
------------  ------------  -----------    ------------ ---------------
  31,222,080    16,448,479    2,808,682      2,738,313     610,404,762
 107,331,321    67,825,320    7,180,273      5,448,878   1,268,595,450
------------  ------------  -----------    ------------ ---------------
$138,553,401  $ 84,273,799  $ 9,988,955     $ 8,187,191  $1,879,000,212
============  ============  ===========    ============ ===============





                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 1997

                                                                                                New England Zenith Fund
                   -----------------------------------------------------------------------------------------------------------
                      Capital        Bond          Money         Stock                     Midcap                     Small
                      Growth        Income        Market         Index        Managed       Value     Growth and       Cap
                       Sub-          Sub-          Sub-           Sub-         Sub-         Sub-      Income Sub-     Sub-
                      Account       Account       Account       Account       Account      Account      Account      Account
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
From Operating
 Activities
 Net investment
  income (loss)..  $ 180,058,824  $ 3,166,035  $   1,611,817  $    748,956  $ 4,796,341  $ 2,573,687  $ 3,738,289  $ 6,004,065
 Net realized and
  unrealized gain
  (loss) on
  investments....    (44,943,213)     867,028             --    12,291,211    3,551,887    2,228,224    3,769,295    2,383,449
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....    135,115,611    4,033,063      1,611,817    13,040,167    8,348,228    4,801,911    7,507,584    8,387,514
From Policy-
 Related
 Transactions
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    115,563,292    9,916,442    112,790,933    11,030,326    6,066,893    8,052,822    6,483,236   12,931,007
 Net transfers
  (to) from other
  sub-
  accounts.......     19,184,703    2,250,884   (100,492,346)   13,670,086    2,168,458      728,467    6,112,407   13,551,252
 Net transfers to
  New England
  Life Insurance
  Company........   (103,221,618)  (7,435,545)   (10,617,259)  (11,516,905)  (6,628,199)  (5,007,957)  (5,507,253)  (8,882,069)
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase in
  net assets
  resulting from
  policy related
  transactions...     31,526,377    4,731,781      1,681,328    13,183,507    1,607,152    3,773,332    7,088,390   17,600,190
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase in
  net assets.....    166,641,988    8,764,844      3,293,145    26,223,674    9,955,380    8,575,243   14,595,974   25,987,704
Net Assets, at
 beginning of the
 year............    524,999,620   32,750,856     29,812,279    31,327,162   28,585,004   22,491,360   17,171,696   21,522,731
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
Net Assets, at
 end of the year.  $ 691,641,608  $41,515,700  $  33,105,424  $ 57,550,836  $38,540,384  $31,066,603  $31,767,670  $47,510,435
                   =============  ===========  =============  ============  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements



-------------------------------------------------------------------------------
                                      International
   U.S.                    Equity        Magnum       Venture         Bond
Government   Balanced      Growth        Equity        Value      Opportunities
   Sub-        Sub-         Sub-          Sub-          Sub-          Sub-
 Account      Account      Account       Account      Account        Account
----------  -----------  -----------  ------------- ------------  -------------
 $  6,799   $   387,489  $ 4,455,451   $   157,687  $  1,546,340    $ 34,514
   (1,096)      461,218    3,382,680      (282,894)    8,340,478        (902)
 --------   -----------  -----------   -----------  ------------    --------
    5,703       848,707    7,838,131      (125,207)    9,886,818      33,612
       --     2,146,406   14,606,449     3,056,999    13,157,429          --
  118,925     2,461,028    6,194,266     1,537,466    22,596,463     563,357
   (9,482)   (1,814,302)  (8,772,068)   (1,574,196)  (10,885,947)    (36,000)
 --------   -----------  -----------   -----------  ------------    --------
  109,443     2,793,132   12,028,647     3,020,269    24,867,945     527,357
 --------   -----------  -----------   -----------  ------------    --------
  115,146     3,641,839   19,866,778     2,895,062    34,754,763     560,969
   46,037     3,233,409   22,070,282     4,237,975    16,661,970      26,768
 --------   -----------  -----------   -----------  ------------    --------
 $161,183   $ 6,875,248  $41,937,060   $ 7,133,037  $ 51,416,733    $587,737
 ========   ===========  ===========   ===========  ============    ========
                                         Variable
                                         Insurance
         Variable Insurance              Products
           Products Fund                 Fund II
--------------------------------------  ---------------------------
  Equity-                     High        Asset
   Income      Overseas      Income      Manager
    Sub-         Sub-         Sub-         Sub-
  Account       Account      Account     Account        Total
------------  -----------  -----------  ----------- ---------------
$  8,196,735  $ 4,986,458  $   351,793  $  495,266  $  223,316,546
  16,415,663    1,702,988      614,154     428,818      11,208,988
------------  -----------  -----------  ----------- ---------------
  24,612,398    6,689,446      965,947     924,084     234,525,534
  23,866,781   17,551,475    2,042,291   1,403,144     360,665,925
   5,377,892    1,724,137    1,829,771     422,784              --
 (18,885,322)  (9,549,079)  (1,756,377)   (881,229)   (212,980,807)
------------  -----------  -----------  ----------- ---------------
  10,359,351    9,726,533    2,115,685     944,699     147,685,118
------------  -----------  -----------  ----------- ---------------
  34,971,749   16,415,979    3,081,632   1,868,783     382,210,652
  72,359,572   51,409,341    4,098,641   3,580,095     886,384,798
------------  -----------  -----------  ----------- ---------------
$107,331,321  $67,825,320  $ 7,180,273  $5,448,878  $1,268,595,450
============  ===========  ===========  =========== ===============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 1996

                                                                                                 New England Zenith Fund
                       --------------------------------------------------------------------------------------------------------
                                                                                                         Growth
                         Capital        Bond         Money         Stock                    Midcap         and         Small
                          Growth       Income        Market        Index       Managed       Value       Income         Cap
                           Sub-         Sub-          Sub-         Sub-         Sub-         Sub-         Sub-         Sub-
                         Account       Account      Account       Account      Account      Account      Account      Account
                       ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
From Operating
 Activities
 Net investment
  income (loss)......  $ 30,009,869  $ 2,386,677  $  1,145,809  $   672,864  $ 2,783,808  $ 1,356,904  $ 1,703,606  $ 1,534,562
 Net realized and
  unrealized gain
  (loss) on
  investments........    67,031,236     (956,377)           --    4,781,234      990,856    1,969,645    1,020,277    2,322,583
                       ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net Increase
  (decrease) in net
  assets resulting
  from operations....    97,041,105    1,430,300     1,145,809    5,454,098    3,774,664    3,326,549    2,723,883    3,857,145
From Policy-Related
 Transactions
 Net premiums
  transferred from
  New England Life
  Insurance Company
  (Note 4)...........   111,194,198    8,517,031    79,806,482    6,566,717    5,631,293    7,140,375    5,201,936    5,440,860
 Net transfers (to)
  from other sub-
  accounts...........    (1,541,352)   1,894,963   (61,482,739)   5,875,439    1,412,522    2,859,556    2,274,270   10,060,122
 Net transfers to New
  England Life
  Insurance Company..   (76,528,987)  (5,770,575)   (9,089,129)  (5,144,242)  (4,232,475)  (5,172,577)  (3,338,871)  (4,380,392)
                       ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net Increase in net
  assets resulting
  from policy related
  transactions.......    33,123,859    4,641,419     9,234,614    7,297,914    2,811,340    4,827,354    4,137,335   11,120,590
                       ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net increase in net
  assets.............   130,164,964    6,071,719    10,380,423   12,752,012    6,586,004    8,153,903    6,861,218   14,977,735
Net Assets, at
 beginning of the
 year................   394,834,656   26,679,137    19,431,856   18,575,150   21,999,000   14,337,457   10,310,478    6,544,996
                       ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
Net Assets, at end of
 the year............  $524,999,620  $32,750,856  $ 29,812,279  $31,327,162  $28,585,004  $22,491,360  $17,171,696  $21,522,731
                       ============  ===========  ============  ===========  ===========  ===========  ===========  ===========

*For the period July 1, 1996 (Commencement of Operations) through December 31, 1996.

                       See Notes to Financial Statements

-----------------------------------------------------------------------------
                                     International
   U.S.                   Equity        Magnum       Venture        Bond
Government   Balanced     Growth        Equity        Value     Opportunities
   Sub-        Sub-        Sub-          Sub-         Sub-          Sub-
 Account*    Account      Account       Account      Account      Account*
----------  ----------  -----------  ------------- -----------  -------------
 $   674    $   93,226  $   (59,822)  $    51,962  $   379,356     $ 1,178
    (819)      235,174    2,030,211       112,261    2,230,999      (1,153)
 -------    ----------  -----------   -----------  -----------     -------
    (145)      328,400    1,970,389       164,223    2,610,355          25
      --       811,932    9,286,073     1,454,605    4,876,053          --
  46,951     2,383,695   11,496,667     2,908,047    9,510,686      27,190
    (769)     (708,829)  (6,395,345)   (1,242,748)  (3,721,564)       (447)
 -------    ----------  -----------   -----------  -----------     -------
  46,182     2,486,798   14,387,395     3,119,904   10,665,175      26,743
 -------    ----------  -----------   -----------  -----------     -------
  46,037     2,815,198   16,357,784     3,284,127   13,275,530      26,768
      --       418,211    5,712,498       953,848    3,386,440          --
 -------    ----------  -----------   -----------  -----------     -------
 $46,037    $3,233,409  $22,070,282   $ 4,237,975  $16,661,970     $26,768
 =======    ==========  ===========   ===========  ===========     =======
-----------------------------------------------------------------------------
                                         Variable
                                        Insurance
         Variable Insurance              Products
           Products Fund                 Fund II
--------------------------------------  ---------

  Equity-                      High       Asset
   Income       Overseas      Income     Manager
    Sub-          Sub-         Sub-        Sub-
  Account       Account      Account     Account        Total
------------  ------------  ----------  ----------  --------------
$  2,234,517  $    839,204  $  179,912  $  154,424  $  45,468,730
   6,795,285     5,523,540     197,499     282,514     94,564,965
------------  ------------  ----------  ----------  --------------
   9,029,802     6,362,744     377,411     436,938    140,033,695
  20,426,731    17,135,189     970,763   1,258,847    285,719,085
   9,029,810     1,051,463   1,631,762     560,948             --
 (13,479,623)  (11,522,274)   (623,788)   (649,631)  (152,002,266)
------------  ------------  ----------  ----------  --------------
  15,976,918     6,664,378   1,978,737   1,170,164    133,716,819
------------  ------------  ----------  ----------  --------------
  25,006,720    13,027,122   2,356,148   1,607,102    273,750,514
  47,352,852    38,382,219   1,742,493   1,972,993    612,634,284
------------  ------------  ----------  ----------  --------------
$ 72,359,572  $ 51,409,341  $4,098,641  $3,580,095  $ 886,384,798
============  ============  ==========  ==========  ==============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements

1. Nature of Business. New England Variable Life Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on January 31, 1983 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO.

Effective with the merger on August 30, 1996 of New England Mutual Life Insurance Company ("NEMLICO") and Metropolitan Life Insurance Company ("MLI"), NEMLICO ceased to exist, with MLI as the surviving company of the merger. NELICO then became an indirect wholly-owned subsidiary of MLI.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Sub-Accounts. The Account has eighteen investment sub-accounts each of which invest in the shares of one portfolio of the New England Zenith Fund ("Zenith Fund"), the Variable Insurance Products Fund or the Variable Insurance Products Fund II. The portfolios of the Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II are diversified, open-end management investment companies. The Account purchases or redeems shares of the eighteen Eligible Funds based on the amount of net premiums invested in the Account, transfers among the sub-accounts, policy loans, surrender payments, and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. Mortality and Expense Risk Charges. NELICO charges the Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Currently, the charges are made daily at an annual rate of .35% of the Account assets attributable to fixed premium ("Zenith Life") variable policies, .45% of the Account assets attributable to single premium ("Zenith Life One") variable life policies, .60% of the Account assets attributable to variable ordinary ("Zenith Life Plus" , "Zenith Life Plus II" and "Zenith Variable Whole Life") life policies and limited payment ("Zenith Life Executive 65") variable life policies, .90% and .75% of the Account assets attributable to variable survivorship ("Zenith Survivorship Life") life policies, and .75% of the Account assets attributable to flexible premium ("Zenith Flexible Life") variable life policies. For the modified single premium ("American Gateway") and flexible premium ("Zenith Executive Advantage Plus") variable life policies mortality and expense risk charges are not charged daily against the sub-account assets but are deducted from the policy cash values monthly at an annual rate of .90% and a maximum annual rate of .75%, respectively.

4. Net Premium Transfers and Deductions from Cash Value. Certain deductions are made from each premium payment paid to NELICO to arrive at a net premium that is transferred to the Account. Certain deductions are made from cash value in the sub-accounts. These deductions, depending on the policy, could include sales loads, administrative charges, premium tax charges, risk charges, cost of insurance charges, and charges for rider benefits and special risk charges.

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

5. Federal Income Taxes. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

6. Investment Advisers. The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. TNE Advisers, Inc., which is an indirect subsidiary of NELICO, Capital Growth Management Limited Partnership ("CGM"), and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

              Series                      Adviser                    Sub-Adviser
              ------                 ------------------ --------------------------------------
Capital Growth                       CGM*                                 --
Back Bay Advisors Money Market       TNE Advisers, Inc. Back Bay Advisors, L.P.*
Back Bay Advisors Bond Income        TNE Advisers, Inc. Back Bay Advisors, L.P.*
Back Bay Advisors Managed            TNE Advisers, Inc. Back Bay Advisors, L.P.*
Westpeak Stock Index                 TNE Advisers, Inc. Westpeak Investment Advisors, L.P.*
Westpeak Growth and Income           TNE Advisers, Inc. Westpeak Investment Advisors, L.P.*
Goldman Sachs Midcap Value Series    TNE Advisers, Inc. Goldman Sachs Asset Management, Inc
Loomis Sayles Small Cap              TNE Advisers, Inc. Loomis, Sayles & Company, L.P.*
Loomis Sayles Balanced               TNE Advisers, Inc. Loomis, Sayles & Company, L.P.*
Morgan Stanley International Magnum  TNE Advisers, Inc. Morgan Stanley Dean Witter
 Equity                                                  Investment Management, Inc.
Davis Venture Value                  TNE Advisers, Inc. Davis Selected Advisers, L.P.
Alger Equity Growth                  TNE Advisers, Inc. Fred Alger Management, Inc.
Salomon Brothers U.S. Government     TNE Advisers, Inc. Salomon Brothers Asset Management, Inc
Salomon Brothers Strategic Bond
 Opportunities                       TNE Advisers, Inc. Salomon Brothers Asset Management, Inc

*An affiliate of NELICO

Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series and a new Sub-advisory agreement between TNE Advisers, Inc. and Morgan Stanley Dean Witter Investment Management, Inc. (formerly Morgan Stanley Asset Management Inc.) went into effect replacing the prior agreement between TNE Advisers, Inc. and Draycott Partners, Ltd.

Effective May 1, 1998 Goldman Sachs Asset Management, ("Goldman Sachs"), became the subadvisor of the Loomis Sayles Avanti Growth Series, succeeding Loomis Sayles & Company, L.P., and the name of the Series was changed to the "Goldman Sachs Midcap Value Series". Goldman Sachs is a separate operating division of Goldman, Sachs & Co., a privately-owned global financial services company.

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

7. Investment Purchases and Sales. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 1998:

                                                       Purchases      Sales
                                                      ------------ ------------
   Capital Growth Series                              $229,923,840 $194,572,879
   Back Bay Advisors Money Market Series               303,898,559  250,343,059
   Back Bay Advisors Bond Income Series                 29,019,450   16,718,466
   Back Bay Advisors Managed Series                     16,871,874   10,374,817
   Westpeak Stock Index Series                          52,293,114   27,237,590
   Westpeak Growth and Income Series                    31,543,693   13,028,848
   Goldman Sachs Midcap Value Series                    13,255,960   10,518,399
   Loomis Sayles Small Cap Series                       36,489,723   19,320,276
   Loomis Sayles Balanced Series                         9,318,701    4,071,999
   Morgan Stanley International Magnum Equity Series     7,480,032    4,717,292
   Davis Venture Value Series                           59,616,224   23,838,504
   Alger Equity Growth Series                           42,615,754   18,064,237
   Salomon Bothers U.S. Government Series                  867,216      285,257
   Salomon Bothers Strategic Bond Opportunities
    Series                                               1,003,667      429,636
   VIP Equity-Income Portfolio                          50,932,583   36,386,679
   VIP Overseas Portfolio                               34,976,709   29,742,167
   VIP High Income Portfolio                             8,610,053    5,246,052
   VIP II Asset Manager Portfolio                        4,502,242    2,748,465

8. Net Investment Returns. The following table shows the net investment return of the Sub-Account for each type of variable life insurance policy investing in the Account. The net investment return reflects the appropriate mortality and expense risk charge against sub-account assets, where applicable, for each type of variable life insurance policy shown (in the case of American Gateway Series, and Zenith Executive Advantage Plus, the mortality and expense risk charge is deducted monthly from the cash values rather than daily from sub-account assets and, therefore, does not impact sub-account net investment returns). These figures do not reflect charges deducted from premiums and the cash values of the policies. Such charges will affect the actual cash values and benefits of the policies. Certain amounts have been restated to conform with the current calculation of net investment return to provide greater comparability with industry convention.

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Fixed Premium ("Zenith Life") Policies

                                                 Net Investment Return of the Sub-Accounts
                         ---------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  30.30%   (3.82)%   53.45%   (6.38)%   14.57%   (7.39)%   37.55%   20.65%   23.05 %   33.63 %
Bond Income.............  11.91%    7.71 %   17.55%    7.80 %   12.22%   (3.70)%   20.78%    4.24%   10.50 %    8.66 %
Money Market............   8.87%    7.81 %    5.84%    3.43 %    2.61%    3.61 %    5.33%    4.76%    4.97 %    4.90 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  29.70%   (4.48)%   29.98%    6.92 %    9.34%    0.76 %   36.44%   22.04%   32.03 %   27.49 %
Managed.................  18.67%    2.85 %   19.75%    6.33 %   10.26%   (1.46)%   30.81%   14.62%   26.12 %   19.24 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Midcap Value................................................    14.47%   (0.62)%   29.90%   17.20%   16.91 %   (5.79)%
Growth and Income...........................................    13.97%   (1.55)%   35.99%   17.68%   33.01 %   24.02 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Equity-Income...............................................     9.29%    6.69 %   34.62%   13.88%   27.66 %   11.24 %
Overseas....................................................    14.57%    1.37 %    9.30%   12.82%   11.17 %   12.36 %
                                                                        5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
Small Cap............................................................    (3.45)%   28.40%   30.22%   24.42 %   (2.04)%
                                                                        8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
High Income..........................................................    (0.58)%   20.18%   13.63%   17.26 %   (4.66)%
Asset Manager........................................................    (4.41)%   16.55%   14.20%   20.23 %   14.65 %
                                                                                  5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                       12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                       -------- -------- --------  --------
Equity Growth.................................................................     24.84%   12.78%   25.19 %   47.27 %
Balanced......................................................................     13.75%   16.50%   15.77 %    8.73 %
International Magnum Equity...................................................      3.85%    6.30%   (1.64)%    6.90 %
Venture Value.................................................................     21.64%   25.40%   33.03 %   14.02 %

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Single Premium ("Zenith Life One") Policies

                                                 Net Investment Return of the Sub-Accounts
                         ---------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  30.17%   (3.91)%   53.29%   (6.47)%   14.46%   (7.38)%   37.41%   20.53%   22.92 %   33.49 %
Bond Income.............  11.79%    7.60 %   17.43%    7.69 %   12.10%   (3.80)%   20.66%    4.14%   10.39 %    8.55 %
Money Market............   8.77%    7.71 %    5.74%    3.33 %    2.51%    3.35 %    5.23%    4.65%    4.87 %    4.79 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  29.57%   (4.58)%   29.85%    6.81 %    9.23%    0.66 %   36.30%   21.91%   31.90 %   27.36 %
Managed.................  18.55%    2.75 %   19.63%    6.22 %   10.15%   (1.56)%   30.67%   14.51%   25.99 %   19.12 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Midcap Value................................................    14.39%   (0.72)%   29.77%   17.08%   16.80 %   (5.88)%
Growth and Income...........................................    13.90%   (1.65)%   38.85%   17.56%   32.87 %   23.89 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Equity Income...............................................     9.22%    6.59 %   34.49%   13.77%   27.53 %   11.13 %
Overseas....................................................    14.49%    1.27 %    9.19%   12.70%   11.05 %   12.24 %
                                                                        5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
Small Cap............................................................    (3.52)%   28.27%   30.09%   24.29 %   (2.14)%
                                                                        8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
High Income..........................................................    (0.61)%   20.06%   13.52%   17.14 %   (4.76)%
Asset Manager........................................................    (4.45)%   16.43%   14.09%   20.11 %   14.53 %
                                                                                  5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                       12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                       -------- -------- --------  --------
Equity Growth.................................................................     24.76%   12.66%   25.06 %   47.12 %
Balanced......................................................................     13.67%   16.39%   15.66 %    8.62 %
International Magnum Equity...................................................      3.79%    6.19%   (1.74)%    6.79 %
Venture Value.................................................................     21.56%   25.27%   32.90 %   13.90 %

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Variable Ordinary ("Zenith Life Plus", "Zenith Life Plus II" and "Zenith Variable Whole Life") and Limited Payment ("Zenith Life Executive 65") Policies

                                                 Net Investment Return of the Sub-Accounts
                         ---------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  29.98%   (4.06)%   53.06%   (6.61)%   14.28%   (7.62)%   37.21%   20.34%   22.74 %   33.29 %
Bond Income.............  11.63%    7.44 %   17.25%    7.53 %   11.94%   (3.94)%   20.47%    3.98%   10.23 %    8.39 %
Money Market............   8.60%    7.54 %    5.58%    3.18 %    2.36%    3.35 %    5.07%    4.50%    4.71 %    4.63 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  29.37%   (4.72)%   29.65%    6.65 %    9.07%    0.51 %   36.10%   21.73%   31.70 %   27.17 %
Managed.................  18.37%    2.59 %   19.45%    6.06 %    9.99%   (1.70)%   30.48%   14.34%   25.81 %   18.94 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Midcap Value................................................    14.28%   (0.87)%   29.57%   16.90%   16.62 %   (6.03)%
Growth and Income...........................................    13.78%   (1.80)%   35.65%   17.38%   32.67 %   23.71 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Equity-Income...............................................     9.11%    6.43 %   34.29%   13.59%   27.34 %   10.96 %
Overseas....................................................    14.38%    1.12 %    9.02%   12.53%   10.89 %   12.08 %
                                                                        5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
Small Cap............................................................    (3.61)%   28.08%   29.90%   24.11 %   (2.28)%
                                                                        8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
High Income..........................................................    (0.66)%   19.88%   13.35%   16.96 %   (4.90)%
Asset Manager........................................................    (4.49)%   16.26%   13.91%   19.93 %   14.36 %
                                                                                  5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                       12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                       -------- -------- --------  --------
Equity Growth.................................................................     24.64%   12.49%   24.88 %   46.90 %
Balanced......................................................................     13.56%   16.21%   15.48 %    8.46 %
International Magnum Equity...................................................      3.68%    6.03%   (1.89)%    6.63 %
Venture Value.................................................................     21.44%   25.08%   32.70 %   13.73 %

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Variable Survivorship ("Zenith Survivorship Life") Policies

                                                Net Investment Return of the Sub-Accounts*
                         ---------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  29.59%   (4.35)%   52.61%   (6.90)%   13.94%   (7.90)%   36.80%   19.98%   22.37%    32.89 %
Bond Income.............  11.29%    7.11 %   16.90%    7.21 %   11.60%   (4.23)%   20.12%    3.67%    9.90%     8.07 %
Money Market............   8.28%    7.22 %    5.26%    2.87 %    2.05%    3.04 %    4.75%    4.18%    4.39%     4.32 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  28.99%   (5.01)%   29.27%    6.33 %    8.74%    0.21 %   35.69%   21.36%   31.31%    26.79 %
Managed.................  18.02%    2.28 %   19.10%    5.74 %    9.69%   (2.00)%   30.09%   13.99%   25.43%    18.58 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Midcap Value................................................    14.05%   (1.16)%   29.19%   16.55%   16.27%    (6.31)%
Growth and Income...........................................    13.55%   (2.09)%   35.25%   17.03%   32.28%    23.34 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Equity-Income...............................................     8.89%    6.11 %   33.89%   13.25%   26.96%    10.63 %
Overseas....................................................    14.15%    0.82 %    8.70%   12.19%   10.56%    11.74 %
                                                                        5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
Small Cap............................................................    (3.80)%   27.69%   29.50%   23.73%    (2.58)%
                                                                        8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
High Income..........................................................    (0.76)%   19.53%   13.00%   16.61%    (5.19)%
Asset Manager........................................................    (4.59)%   15.91%   13.57%   19.57%    14.02 %
                                                                                  5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                       12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                       -------- -------- --------  --------
Equity Growth.................................................................     24.39%   12.15%   24.50 %   46.46 %
Balanced......................................................................     13.33%   15.86%   15.14 %    8.13 %
International Magnum Equity...................................................      3.48%    5.71%   (2.18)%    6.31 %
Venture Value.................................................................     21.20%   24.71%   32.30 %   13.39 %

* Based on a mortality and expense risk charge at an annual rate of .90%. Certain Zenith Survivorship Life Policies currently have a mortality and expense risk charge at an annual rate of .75%.

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Flexible Premium ("Zenith Flexible Life") Policies


                                                 Net Investment Return of the Sub-Accounts
                         ---------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  31.88%   (5.73)%   52.83%   (6.75)%   14.11%   (7.76)%   37.00%   20.16%   22.56 %   33.09 %
Bond Income.............  11.46%    7.28 %   17.08%    7.37 %   11.77%   (4.08)%   20.29%    3.82%   10.06 %    8.23 %
Money Market............   8.44%    7.38 %    5.42%    3.02 %    2.20%    3.20 %    4.91%    4.34%    4.55 %    4.48 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  29.18%   (4.86)%   29.46%    6.49 %    8.90%    0.36 %   35.90%   21.55%   31.51 %   26.98 %
Managed.................  18.20%    2.44 %   19.28%    5.90 %    9.82%   (1.85)%   30.28%   14.16%   25.62 %   18.76 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Midcap Value................................................    14.16%   (1.01)%   29.38%   16.72%   16.45 %   (6.17)%
Growth and Income...........................................    13.67%   (1.94)%   35.45%   17.21%   32.47 %   23.52 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Equity-Income...............................................     9.00%    6.27 %   34.09%   13.42%   27.15 %   10.79 %
Overseas....................................................    14.26%    0.97 %    8.86%   12.36%   10.72 %   11.91 %
                                                                        5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
Small Cap............................................................    (3.71)%   27.88%   29.70%   23.92 %   (2.43)%
                                                                        8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
High Income..........................................................    (0.71)%   19.71%   13.17%   16.79 %   (5.04)%
Asset Manager........................................................    (4.54)%   16.08%   13.74%   19.75 %   14.19 %
                                                                                  5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                       12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                       -------- -------- --------  --------
Equity Growth.................................................................     24.51%   12.32%   24.69 %   46.68 %
Balanced......................................................................     13.44%   16.03%   15.31 %    8.29 %
International Magnum Equity...................................................      3.58%    5.87%   (2.04)%    6.47 %
Venture Value.................................................................     21.32%   24.89%   32.50 %   13.56 %

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Flexible Premium ("Zenith Executive Advantage Plus") Policies

                                                 Net Investment Return of the Sub-Accounts
                         ----------------------------------------------------------------------------------------------
                         1/1/89-   1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89  12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              --------  --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  30.76 %   (3.48)%   53.98%   (6.05)%   14.97%   (7.07)%   38.03%   21.07%   23.48 %   34.09 %
Bond Income.............  12.30 %    8.09 %   17.96%    8.18 %   12.61%   (3.36)%   21.20%    4.61%   10.89 %    9.04 %
Money Market............   9.25 %    8.19 %    6.21%    3.80 %    2.97%    3.97 %    5.70%    5.13%    5.34 %    5.26 %
                         1/1/89-   1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89  12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              --------  --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  30.15 %   (4.14)%   30.43%    7.30 %    9.72%    1.12 %   36.92%   22.47%   32.50 %   27.93 %
Managed.................  19.08 %    3.21 %   20.17%    6.70 %   10.65%   (1.11)%   31.26%   15.03%   26.56 %   19.65 %
                                                                4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                     12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                     -------- --------  -------- -------- --------  --------
Midcap Value................................................     14.74%   (0.27)%   30.35%   17.61%   17.32 %   (5.46)%
Growth and Income...........................................     14.24%   (1.21)%   36.47%   18.10%   33.47 %   24.45 %
                                                                4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                     12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                     -------- --------  -------- -------- --------  --------
Equity-Income...............................................      9.55%    6.93 %   35.90%   13.75%   28.11 %   11.63 %
Overseas....................................................     14.84%    1.21 %   11.02%   12.43%   11.56 %   12.75 %
                                                                         5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                              12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                              --------  -------- -------- --------  --------
Small Cap............................................................     (3.23)%   28.84%   30.68%   24.85 %   (1.69)%
                                                                         8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                              12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                              --------  -------- -------- --------  --------
High Income..........................................................      (.37)%   20.79%   13.75%   17.67 %   (4.33)%
Asset Manager........................................................     (4.65)%   17.68%   14.31%   20.65 %   15.05 %
                                                                                   5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                        12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                        -------- -------- --------  --------
Equity Growth.................................................................      25.13%   13.17%   25.63 %   47.78 %
Balanced......................................................................      14.01%   16.91%   16.18 %    9.11 %
International Magnum Equity...................................................       4.01%    6.67%   (1.30)%    7.27 %
Venture Value.................................................................      21.92%   25.84%   33.50 %   14.41 %

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Modified Single Premium ("American Gateway") Policies

                                                 Net Investment Return of the Sub-Accounts
                         --------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-  1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- -------- -------- --------  -------- -------- --------  --------
Bond Income.............  12.30%    8.09 %   17.96%    8.18%   12.61%   (3.36)%   21.20%    4.61%   10.89 %    9.04 %
Money Market............   9.25%    8.19 %    6.21%    3.80%    2.97%    3.97 %    5.70%    5.13%    5.34 %    5.26 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-  1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- -------- -------- --------  -------- -------- --------  --------
Stock Index.............  30.15%   (4.14)%   30.43%    7.30%    9.72%    1.12 %   36.92%   22.47%   32.50 %   27.93 %
Managed.................  19.08%    3.21 %   20.17%    6.70%   10.65%   (1.11)%   31.26%   15.03%   26.56 %   19.65 %
                                                              4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                   12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                   -------- --------  -------- -------- --------  --------
Midcap Value................................................   14.74%   (0.27)%   30.35%   17.61%   17.32 %   (5.46)%
Growth and Income...........................................   14.24%   (1.21)%   36.47%   18.10%   33.47 %   24.45 %
                                                                       5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                            12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                            --------  -------- -------- --------  --------
Small Cap............................................................   (3.23)%   28.84%   30.68%   24.85 %   (1.69)%
                                                                                 5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                      12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                      -------- -------- --------  --------
Equity Growth.................................................................    25.13%   13.17%   25.63 %   47.78 %
Balanced......................................................................    14.01%   16.91%   16.18 %    9.11 %
International Magnum Equity...................................................     4.01%    6.67%   (1.30)%    7.27 %
Venture Value.................................................................    21.92%   25.84%   33.50 %   14.41 %
                                                                                          6/28/96- 1/1/97-   1/1/98-
Sub-Account                                                                               12/31/96 12/31/97  12/31/98
-----------                                                                               -------- --------  --------
U.S. Government........................................................................     4.55%    8.47 %    7.61 %
Strategic Bond Opportunities...........................................................     8.46%   11.07 %    2.04 %

The net investment return of a sub-account is calculated by taking the difference between the sub-account's ending value and the beginning value for the period and dividing it by the beginning value for the period.

New England Life Insurance Company

Independent Auditors' Report

New England Life Insurance Company:

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company (formerly New England Variable Life Insurance Company) and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income and comprehensive income, equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the New England Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

February 16, 1999

New England Life Insurance Company

Consolidated Balance Sheets

December 31, 1998 and 1997 (Dollars In Thousands)
          See accompanying notes to consolidated financial statements.

                                                             1998       1997
                                                          ---------- ----------
ASSETS
Investments:
 Fixed Maturities:
  Available for Sale, at Estimated Fair Value............ $  769,364 $  734,391
 Equity Securities.......................................     13,240      9,399
 Policy Loans............................................    135,800    104,783
 Real Estate.............................................          0      2,757
 Short-Term Investments..................................     52,285     27,944
 Other Invested Assets...................................     16,372     24,349
                                                          ---------- ----------
    Total Investments....................................    987,061    903,623
Cash and Cash Equivalents................................     43,598     74,148
Deferred Policy Acquisition Costs........................    710,961    565,769
Accrued Investment Income................................     21,802     18,712
Premiums and Other Receivables...........................    145,117     63,036
Other Assets.............................................    111,067     62,326
Separate Account Assets..................................  3,258,383  1,988,225
                                                          ---------- ----------
    Total Assets......................................... $5,277,989 $3,675,839
                                                          ========== ==========
LIABILITIES AND EQUITY
Liabilities
Future Policy Benefits................................... $  561,746 $  500,429
Policyholder Account Balances............................    210,242    150,648
Other Policyholder Funds.................................    169,090     98,143
Policyholder Dividends Payable...........................     17,774     14,719
Short and Long-Term Debt.................................     82,855     85,981
Income Taxes Payable:
 Current.................................................     10,984      9,102
 Deferred................................................     42,334     42,066
Due to Parent............................................        789    107,337
Other Liabilities........................................     78,721     45,647
Separate Account Liabilities.............................  3,258,383  1,988,225
                                                          ---------- ----------
    Total Liabilities....................................  4,432,918  3,042,297
                                                          ---------- ----------
Commitments and Contingencies (Notes 2, 4, 8 and 9)
Equity
Common Stock, $125.00 par value; 50,000 shares
 authorized, 20,000 shares issued and outstanding........      2,500      2,500
Preferred Stock, $0.00 par value; 1,000,000 shares
 authorized, 200,000 shares issued and outstanding.......          0          0
Contributed Capital......................................    647,273    447,273
Retained Earnings........................................    177,859    166,422
Accumulated Other Comprehensive Income...................     17,439     17,347
                                                          ---------- ----------
    Total Equity.........................................    845,071    633,542
                                                          ---------- ----------
Total Liabilities and Equity............................. $5,277,989 $3,675,839
                                                          ========== ==========

New England Life Insurance Company

Consolidated Statements of Income and Comprehensive Income

For the Years Ended December 31, 1998, 1997, and 1996 (Dollars In Thousands)
          See accompanying notes to consolidated financial statements.

                                                      1998     1997     1996
                                                    -------- -------- --------
REVENUES
Premiums........................................... $100,689 $ 63,616 $ 37,410
Universal Life and Investment-Type Product Policy
 Fees .............................................  173,766  145,157  101,756
Net Investment Income..............................   49,077   61,059   49,628
Investment Gains (Losses), Net.....................    5,610      890    8,822
Commissions, Fees and Other Income.................  192,411   28,302   44,930
                                                    -------- -------- --------
    Total Revenues.................................  521,553  299,024  242,546
                                                    -------- -------- --------
BENEFITS AND OTHER DEDUCTIONS
Policyholder Benefits..............................  149,687  100,180   65,520
Interest Credited to Policyholder Account Balances
 ..................................................    7,735    6,220    5,558
Policyholder Dividends.............................   22,989   21,325   14,830
Other Operating Costs and Expenses.................  316,659  144,342  143,886
                                                    -------- -------- --------
    Total Benefits and Other Deductions............  497,070  272,067  229,794
                                                    -------- -------- --------
Income From Operations Before Income Taxes.........   24,483   26,957   12,752
Income Taxes.......................................   13,046    4,988    3,051
                                                    -------- -------- --------
Net Income......................................... $ 11,437 $ 21,969 $  9,701
                                                    -------- -------- --------
Other Comprehensive Income (Loss), Net of Tax:
  Unrealized Investment Gains (Losses) (Net of
   Related Offsets, Reclassification Adjustments
   and Income Taxes, $(299), $(16,588) and $24,212,
   Respectively)...................................       92   13,620  (22,629)
                                                    -------- -------- --------
Comprehensive Income (Loss)........................ $ 11,529 $ 35,589 $(12,928)
                                                    ======== ======== ========

New England Life Insurance Company

Consolidated Statements of Equity

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands)
          See accompanying notes to consolidated financial statements.

                                     Capital             Accumulated
                                     Stock &                Other
                                   Contributed Retained Comprehensive
                                     Capital   Earnings    Income      Total
                                   ----------- -------- ------------- --------
Balances at December 31, 1995.....  $193,396   $134,752    $26,356    $354,504
Net Income........................                9,701                  9,701
Change in Net Unrealized
 Investment Gains (Losses)........                         (22,629)    (22,629)
Contributed Capital...............   208,846                           208,846
                                    --------   --------    -------    --------
Balances at December 31, 1996.....   402,242    144,453      3,727     550,422
Net Income........................               21,969                 21,969
Change in Net Unrealized
 Investment Gains (Losses)........                          13,620      13,620
Contributed Capital...............    47,531                            47,531
                                    --------   --------    -------    --------
Balances at December 31, 1997.....   449,773    166,422     17,347     633,542
Net Income........................               11,437                 11,437
Change in Net Unrealized
 Investment Gains (Losses)........                              92          92
Contributed Capital...............   200,000                           200,000
                                    --------   --------    -------    --------
Balances at December 31, 1998.....  $649,773   $177,859    $17,439    $845,071
                                    ========   ========    =======    ========

New England Life Insurance Company

Consolidated Statements of Cash Flows

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars in Thousands)
          See accompanying notes to consolidated financial statements.

                                                 1998       1997       1996
                                               ---------  ---------  ---------
Net Cash Used in Operating Activities........  $(311,296) $(121,838) $ (85,674)
                                               ---------  ---------  ---------
Cash Flows from Investing Activities:
 Sales, Maturities and Repayments of:
 Available for Sale Fixed Maturities.........    164,566    178,003    276,420
 Held to Maturity Fixed Maturities...........          0          0     10,519
 Equity Securities...........................     39,333          0          0
 Mortgage Loans on Real Estate...............          0          0      2,210
 Other, Net..................................        721        128          0
 Purchases of:
 Available for Sale Fixed Maturities.........   (184,810)  (326,059)  (259,713)
 Equity Securities...........................    (80,066)         0          0
 Real Estate.................................     (3,644)         0       (480)
 Fixed Asset Property and Equipment..........     (1,459)      (101)    (3,786)
 Other Assets................................        (89)         0    (11,024)
 Net Change in Short-Term Investments........    (24,341)   128,616   (135,731)
 Net Change in Policy Loans..................    (31,017)   (28,520)   (18,052)
 Other, Net..................................      1,631        177         67
                                               ---------  ---------  ---------
Net Cash Used in Investing Activities........   (119,175)   (47,756)  (139,570)
                                               ---------  ---------  ---------
Cash Flows from Financing Activities:
 Capital Contributions.......................    200,000     46,681    159,162
 Borrowed Money..............................     (8,670)    (3,181)         0
 Policyholder Account Balances:
 Deposits....................................    358,090    244,338    482,552
 Withdrawals.................................   (149,499)   (95,066)  (364,933)
 Financial Reinsurance Receivables...........          0      1,823    (37,519)
                                               ---------  ---------  ---------
Net Cash Provided by Financing Activities....    399,921    194,595    239,262
                                               ---------  ---------  ---------
Change in Cash and Cash Equivalents..........    (30,550)    25,001     14,018
Cash and Cash Equivalents, Beginning of Year.     74,148     49,147     35,129
                                               ---------  ---------  ---------
Cash and Cash Equivalents, End of Year.......  $  43,598  $  74,148  $  49,147
                                               =========  =========  =========
Supplemental Cash Flow Information:
 Interest Paid...............................  $   3,830  $   1,495  $   1,523
                                               =========  =========  =========
 Income Taxes Paid...........................  $  14,118  $   5,470  $   4,721
                                               =========  =========  =========
Net Income...................................  $  11,437  $  21,969  $   9,701
Adjustments to Reconcile Net Income to Net
 Cash Provided by (Used in) Operating
 Activities:
 Change in Deferred Policy Acquisition Costs,
 Net.........................................   (145,787)  (140,578)   (68,626)
 Change in Accrued Investment Income.........     (3,090)    (4,999)       909
 Change in Premiums and Other Receivables....    (82,081)   (57,095)     4,370
 Gains from Sales of Investments, Net........     (5,610)      (890)    (8,822)
 Depreciation and Amortization Expenses......     13,137     10,085      3,118
 Interest Credited to Policyholder Account
  Balances...................................      7,735      6,220      5,558
 Universal Life and Investment-Type Product
  Policy Fee Income..........................   (173,766)  (145,157)  (101,756)
 Change in Future Policy Benefits............     61,317     35,540     18,202
 Change in Other Policyholder Funds..........     70,947      6,309       (283)
 Change in Policyholder Dividends Payable....      3,055      5,701      1,671
 Change in Income Taxes Payable..............      2,358      1,674     (6,634)
 Other, Net..................................    (70,948)   139,383     56,918
                                               ---------  ---------  ---------
Net Cash Used in Operating Activities........  $(311,296) $(121,838) $ (85,674)
                                               =========  =========  =========

New England Life Insurance Company

Notes to Consolidated Financial Statements

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business

New England Life Insurance Company and its subsidiaries (the Company or NELICO) is a wholly-owned stock life insurance subsidiary of Metropolitan Life Insurance Company (MetLife). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies located throughout the United States. The Company also provides participating traditional life insurance, fixed annuity contracts, pension products, as well as, group life, group medical, and group disability coverage.

Prior to the merger of New England Mutual Life Insurance Company (NEMLICO) with MetLife on August 30, 1996, New England Life Insurance Company (NELICO), formerly known as New England Variable Life Insurance Company (NEVLICO) was a subsidiary of NEMLICO. As a result of the merger, NEMLICO ceased to exist as a separate mutual life insurance company, and NELICO became a subsidiary of MetLife. NELICO has continued after the merger to conduct its existing business as well as administer the business activities of the former parent NEMLICO. (Note 13)

Certain companies that were subsidiaries of NEMLICO became subsidiaries of NELICO as of the merger. The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: Exeter Reassurance Company, Ltd., New England Pension and Annuity Company, and Newbury Insurance Company, Limited, for insurance operations and New England Securities Corporation and TNE Advisers, Inc. for other operations. On February 28, 1997, NELICO created and became the sole owner of New England Life Holdings, Inc. which was established as a holding company for the non-insurance operations of the Company, principally, New England Securities and TNE Advisers, Inc. On April 30, 1998 the Company acquired all of the outstanding stock of NL Holding Corporation and its wholly owned subsidiaries, Nathan and Lewis Securities, Inc., and Nathan and Lewis Associates, Inc. Subsequent to the acquistion, NL Holding Corporation was transferred to New England Life Holdings, Inc. The principal business activities of the subsidiaries are disclosed below.

Exeter Reassurance Company, Ltd., (Exeter) was incorporated in Bermuda on November 15, 1994, and registered as an insurer under The Insurance Act 1978 (Bermuda). Exeter engages in financial reinsurance of life insurance and annuity policies, which are principally assumed from MetLife.

New England Pension and Annuity Company (NEPA) was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury Insurance Company, Limited (Newbury) was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company.

New England Securities Corporation (NES), a National Association of Securities Dealers (NASD) registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission (SEC) and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)
TNE Advisers, Inc. was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. TNE Advisers, Inc. was organized to serve as an investment adviser to certain series of the New England Zenith Fund and does not intend to engage in any business activities other than providing investment management and administrative services. TNE Advisers, Inc. changed its name to New England Investment Management, Inc. in March 1999.

NL Holding Corporation (NL Holding), engages in Securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary, is a National Association of Securities Dealers
(NASD) registered broker/dealer.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles (GAAP), and include the accounts of NELICO and its subsidiaries in which NELICO has control and a majority economic interest. The consolidated financial statements as of and for the year ended December 31, 1996 have been prepared as though the current reporting entity had always existed. Significant intercompany transactions and balances have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, investment allowances and the liability for future policyholder benefits. Actual results could differ from those estimates.

Effective July 1, 1997, management realigned its fixed maturity investment classifications and transferred all securities classified as held to maturity to available for sale. As a result, consolidated equity at July 1, 1997 increased by $798, excluding the effects of deferred income taxes, amounts attributable to participating pension contractholders and adjustments of deferred policy acquisition costs and future policy benefits.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of New England Life Insurance and its subsidiaries, partnerships and joint ventures in which NELICO has a controlling interest. All material intercompany accounts and transactions have been eliminated.

The Company accounts for its investments in real estate joint ventures and other limited partnership interests in which, it does not have a controlling interest, under the equity method of accounting.

Certain amounts in the prior years' financial statements have been reclassified to conform with the 1998 presentation.

Investments

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)
Policy loans are stated at unpaid principal balances, which approximates fair value.

Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

Property and Equipment

Property, equipment and leasehold improvements which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight line method over the estimated useful lives of the assets which generally range from 4 to 15 years or the term of the lease, if shorter. Amortization of leasehold improvements is provided using the straight line method over the lesser of the term of the leases or the estimated useful life of the improvements.

Accumulated depreciation on property and equipment and amortization of leasehold improvements was $24,772, and $13,203 at December 31, 1998 and 1997, respectively. Related depreciation and amortization expense was $11,570, $10,085, and $3,118 for the years ended December 31, 1998, 1997 and 1996, respectively.

Deferred Policy Acquisition Costs

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Actual gross profits can vary from management's estimates resulting in increases and decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is reestimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for nonmedical health policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

Other Intangible Assets

The excess of cost over the fair value of net assets acquired, which represents goodwill, and the value of insurance acquired are included in other assets. Goodwill is amortized on a straight-line basis over 10 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments would be recognized in operating results if a permanent diminution in value is deemed to have occurred.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

Excess of Purchase Price Over Fair Value of Net Assets Acquired

                                                             Years Ended
                                                            December 31,
                                                       ------------------------
                                                        1998     1997    1996
                                                       -------  ------- -------
   Net Balance, January 1............................. $     0  $     0 $     0
     Acquisitions.....................................  23,498        0       0
     Dispositions.....................................       0        0       0
     Amortization.....................................  (1,567)       0       0
                                                       -------  ------- -------
   Net Balance, December 31........................... $21,931  $     0 $     0
                                                       =======  ======= =======
   December 31
     Accumulated Amortization......................... $(1,567) $     0 $     0
                                                       =======  ======= =======

Acquisitions

The Company acquired certain assets and assumed certain liabilities of NL Holding Corporation effective April 30, 1998. The acquisition was accounted for under the purchase method of accounting and is included in the financial statements as of the effective date of the transaction. The cost of the acquisition was $35,082, which represents an initial cash settlement and payment of direct acquisition costs of $27,873, as well as, accrued contingent payment arrangements of $7,209 anticipated to be paid to the sellers over a three year period for years ending December 31, 1998, 1999 and 2000, respectively. Goodwill of $23,498 was recorded, to be amortized on a straight-line basis over a ten year period.

The 1998 and 1997 pro forma, unaudited financial data shown as follows presents the effect of the acquisition as if it had occurred at the beginning of the respective reporting periods. The pro forma financial data does not necessarily reflect the results of operations that would have been obtained had the acquisition occurred on the assumed date, nor is the financial data necessarily indicative of the results of the combined entities that may be achieved for any future period.

Pro forma Impact of Acquisition

                                                       Years Ended December 31,
                                                       -------------------------
                                                           1998         1997
                                                       ------------ ------------
   Revenue............................................ $    557,229 $    381,691
                                                       ============ ============
   Net Income......................................... $     10,311 $     25,049
                                                       ============ ============

Future Policy Benefits and Policyholder Account Balances

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserve for death and endowment policy benefits and the liability for terminal dividends. The net level premium reserve is calculated based on the dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in such contracts. Interest rates used in establishing such liabilities range from 4% to 4.5% for life insurance policies.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 5.5% to 7%.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

Future policy benefit liabilities for non-medical health insurance are calculated as the net GAAP liability plus the unamortized deferred acquisition costs. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 4% to 6.5%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 3.75% to 6.5%, less expense and mortality charges and withdrawals.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life and annuity policies with life contingencies are recognized as income when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated life of the policies.

Premiums related to non-medical health contracts are recognized as income when due.

Premiums related to variable life and universal life contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality recognized ratably over the policy period, policy administration charges recognized as services are provided and surrender charges recognized as earned. Amounts that are charged to income include interest credited to policyholders and benefit claims incurred in excess of related policyholder account balances.

Premiums related to investment-type contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for contract administration charges recognized ratably over the policy period. Amounts that are charged to income include interest credited to policyholders.

Dividends to Policyholders

Dividends to policyholders are determined annually by the Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Participating Business

Participating business represented approximately 3.52% and 2.94% of the Company's life insurance in force, and 7.96% and 5.79% of the number of life insurance policies in force at December 31, 1998 and 1997, respectively. Participating policies represented approximately 6.15%, 6.22% and 0.74% of gross life insurance premiums, for the years ended December 31, 1998, 1997 and 1996, respectively.

Income Taxes

NELICO and its eligible life insurance subsidiary, Exeter Reassurance Company, Ltd., file a consolidated federal income tax return. Separate income tax returns as required are filed for the other life insurance and non-life insurance direct subsidiaries. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Service Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

Reinsurance

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

Separate Account Operations

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceed the Separate Account liabilities. Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts, investment income, and realized and unrealized gains and losses on the investments of the Separate Account accrue directly to contractholders and, accordingly, are not reflected in the Company's financial statements. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

Application of Accounting Pronouncements

In December 1997, the AICPA issued SOP No. 97-3 Accounting for Insurance and Other Enterprises for Insurance Related Assessments (SOP 97-3). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. The Company is required to adopt SOP 97-3 as of January 1, 1999. Adoption of SOP 97-3 is not expected to have a material effect on the Company's consolidated financial condition or results of operations.

In March 1998, the AICPA issued SOP No. 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The Company is required to adopt SOP 98-1 as of January 1, 1999. Adoption of SOP 98-1 is not expected to have a material effect on the Company's consolidated financial condition or results of operations.

In April 1998, the AICPA issued Statement of Position 98-5, Reporting on the Costs of Start-Up Activities (SOP 98-5). SOP 98-5 provides guidance on the financial reporting of start-up costs and organization costs. It requires costs of start-up activities and organization costs to be expensed as incurred. SOP 98-5 broadly defines start-up activities and provides examples to help entities determine what costs are and are not within the scope of this SOP. The Company is required to adopt SOP 98-5 as of January 1, 1999. Adoption of SOP 98-5 is not expected to have a material effect on the Company's consolidated financial condition or results of operations.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position SOP 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk (SOP 98-7). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing or underwriting risk and 4) have an indeterminate risk. The Company is required to adopt SOP 98-7 as of January 1, 2000. Adoption of SOP 98-7 is not expected to have a material effect on the Company's consolidated financial condition or results of operations.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

Effective January 1, 1998, the Company adopted SFAS No. 130 Reporting Comprehensive Income (SFAS 130). SFAS 130 establishes standards for reporting and displaying comprehensive income and its components in a financial statement that is displayed with the same prominence as other financial statements. Adoption of SFAS 130 had no effect on the Company's consolidated financial condition or results of operations.

Effective January 1, 1998, the Company adopted SFAS No. 131 Disclosures About Segments of an Enterprise and Related Information (SFAS 131). SFAS 131 establishes standards for reporting financial information and related disclosures about products and services, geographic areas and major customers relating to operating segments in annual financial statements. Adoption of SFAS 131 had no effect on the Company's consolidated financial condition or results of operations.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives designated as fair value hedges are required to be reported in income. Changes in the fair value of derivatives designated as cash flow hedges are required to be reported in other comprehensive income to the extent the hedge is effective, and until such time as the hedged cash flow is reported in income, whereupon any associated change in fair value of the derivative is also reported in income. Changes in the fair value of derivatives designated as cash flow hedges, to the extent it is ineffective, are reported in income. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 are required to be reported in income. The Company is required to adopt SFAS 133 as of January 1, 2000. The Company is currently in the process of quantifying the impact of SFAS 133.

2. INVESTMENTS

Fixed Maturity and Equity Securities

The amortized cost, gross unrealized gain (loss) and estimated fair value of fixed securities and equity securities, by category, are shown below.

Available for Sale Securities

                                                    Gross Unrealized
                                          Amortized -----------------Estimated
                                            Cost      Gain    Loss   Fair Value
                                          --------- -------- ------------------
December 31, 1998
Fixed Maturities:
  U. S. Treasury Securities and
   obligations of U. S. government
   corporations and agencies............. $ 27,260  $     91 $    47  $ 27,304
  Foreign governments....................    1,679         0       0     1,679
  Corporate..............................  644,636    43,036   5,139   682,533
  Mortgage-backed securities.............   55,027     2,821       0    57,848
                                          --------  -------- -------  --------
    Total Fixed Maturities............... $728,602  $ 45,948 $ 5,186  $769,364
                                          ========  ======== =======  ========
Equity Securities:
  Common stocks..........................   12,075     1,645     480    13,240
                                          --------  -------- -------  --------
    Total Equity Securities.............. $ 12,075  $  1,645 $   480  $ 13,240
                                          ========  ======== =======  ========

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

Available for Sale Securities

                                                    Gross Unrealized
                                          Amortized -----------------Estimated
                                            Cost      Gain    Loss   Fair Value
                                          --------- -------- ------------------
December 31, 1997
Fixed Maturities:
  U.S. Treasury Securities and
   obligations of U.S. government
   corporations and agencies............. $ 12,105  $    101 $     0  $ 12,206
  Foreign governments....................    2,316        67       0     2,383
  Corporate..............................  620,916    41,564   3,308   659,172
  Mortgage-backed securities.............   57,348     3,282       0    60,630
                                          --------  -------- -------  --------
    Total Fixed Maturities............... $692,685  $ 45,014 $ 3,308  $734,391
                                          ========  ======== =======  ========
Equity Securities:
  Common stocks..........................    9,424       216     241     9,399
                                          --------  -------- -------  --------
    Total Equity Securities.............. $  9,424  $    216 $   241  $  9,399
                                          ========  ======== =======  ========

Included in net unrealized investment gains (losses) are unrealized gains on foreign currency investments as well as unrealized gains on the associated forward foreign exchange contracts. Unrealized investment gains (losses) consists of the following:

                                                                       1998 1997
                                                                       ---- ----
   Net unrealized gains on investments................................ $  0 $281
   Unrealized gains (losses) on the maturity of forward contracts.....    0   14
                                                                       ---- ----
                                                                       $  0 $295
                                                                       ==== ====

The amortized cost and estimated fair value of bonds classified as available for sale, by contractual maturity, at December 31, 1998 are shown below.

                                                            Amortized Estimated
                                                              Cost    Fair Value
                                                            --------- ----------
   Due in one year or less................................. $ 24,215   $ 24,469
   Due after one year through five years...................   92,090     93,343
   Due after five years through ten years..................  179,470    191,671
   Due after ten years.....................................  377,800    402,033
                                                            --------   --------
     Subtotal..............................................  673,575    711,516
   Mortgage-backed securities..............................   55,027     57,848
                                                            --------   --------
     Total................................................. $728,602   $769,364
                                                            ========   ========

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

Sales of fixed maturities and equity securities are as follows:

                                                      1998     1997     1996
                                                    -------- -------- --------
   Fixed maturities classified as available-for-
    sale
     Proceeds.....................................  $159,749 $143,107 $275,008
     Gross realized gains.........................  $ 10,901 $    680 $ 19,109
     Gross realized losses........................  $      2 $  1,454 $  3,878
   Fixed maturities classified as held-to-maturity
     Proceeds.....................................  $      0 $      0 $  5,291
     Gross realized gains.........................  $      0 $      0 $    236
     Gross realized losses........................  $      0 $      0 $      0
   Equity Securities
     Proceeds.....................................  $      0 $      0 $      0
     Gross realized gains.........................  $      0 $      0 $      0
     Gross realized losses........................  $      0 $      0 $      0

Excluding investments in U.S. governments and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

Assets Held in Trust for the Benefit of Other Parties

Exeter has deposited in a trust for the benefit of MetLife certain assets for the purpose of allowing MetLife to record a reserve credit as permitted by regulations of the State of New York. Under the terms of the Trust Agreement MetLife enjoys broad powers to withdraw funds from the trust for the payment of policyholder claims incurred by Exeter under its reinsurance treaty and to direct the investment of funds held in the trust. The Trust Agreement limits the types of investments that may be held in trust to cash and certificates of deposit, U.S. Government bonds and notes and publicly traded securities of U.S. companies having a National Association of Insurance Commissioners (NAIC) rating of 1. At December 31, 1998 the trust held $530,563 of bonds and short-term investments, and at December 31, 1997, the trust held $516,491 of bonds and short-term investments.

Statutory Deposits

The Company had assets on deposit with regulatory agencies of $6,245 and $7,020, at December 31, 1998 and 1997 respectively.

3. NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

The components of net investment income are as follows:

                                                      1998     1997     1996
                                                     -------  -------  -------
   Fixed maturities................................. $53,467  $50,348  $44,630
   Equity securities................................  (9,118)   4,915        0
   Mortgage loans on real estate....................       0        0      110
   Real estate......................................   4,149      815       55
   Policy loans.....................................   6,855    5,081    3,734
   Cash, cash equivalents and short-term
    Investments.....................................     861    4,160    3,656
   Other investment income..........................      76      591       38
                                                     -------  -------  -------
   Gross investment income..........................  56,290   65,910   52,223
   Investment expenses..............................  (7,213)  (4,851)  (2,595)
                                                     -------  -------  -------
   Net Investment income............................ $49,077  $61,059  $49,628
                                                     =======  =======  =======

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

Realized investment gains (losses), including changes in valuation allowances, are summarized as follows:

                                                      1998     1997     1996
                                                     -------  -------  -------
   Fixed maturities................................  $10,899  $  (774) $15,467
   Equity securities...............................        0        0        0
   Other invested assets...........................       (7)   1,032      512
                                                     -------  -------  -------
       Subtotal....................................   10,892      258   15,979
   Amounts allocable to:
     Amortization of deferred policy acquisition
      costs........................................    5,282     (632)   7,157
                                                     -------  -------  -------
     Investment gains (losses), net................  $ 5,610  $   890  $ 8,822
                                                     =======  =======  =======

The changes in unrealized investment gains (losses), net, included in other comprehensive income, are as follows:

                                                      1998     1997     1996
                                                     -------  -------  -------
   Year ended December 31
   Balance, beginning of year......................  $17,347  $ 3,727  $26,356
     Change in unrealized investment gains
      (losses).....................................      391   30,207  (46,850)
     Change in unrealized investment gains (losses)
      attributable to:
       Deferred policy acquisition cost allowances.     (595)  (9,446)  12,211
       Deferred income tax (expense) benefit.......      296   (7,141)  12,010
                                                     -------  -------  -------
   Balance, end of year............................  $17,439  $17,347  $ 3,727
                                                     =======  =======  =======

The components of unrealized investment gains (losses), net, included in other comprehensive income, are as follows:

                                                      1998     1997     1996
                                                     -------  -------  -------
   December 31
   Balance, end of year, comprised of:
     Unrealized investment gains (losses) on:
       Fixed Maturities............................  $40,928  $41,706  $11,525
       Equity Securities...........................    1,191        0        0
       Other.......................................        0       22       (4)
                                                     -------  -------  -------
                                                      42,119   41,728   11,521
   Amounts of unrealized investment gains (losses)
    attributable to:
     Deferred policy acquisition cost allowances...  (15,798) (15,202)  (5,756)
     Deferred income tax (expense) benefit.........   (8,882)  (9,179)  (2,038)
                                                     -------  -------  -------
   Balance, end of year............................  $17,439  $17,347  $ 3,727
                                                     =======  =======  =======

4. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

The Company assumes and cedes reinsurance with other insurance companies. The company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The consolidated statements of income are presented net of reinsurance ceded.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

Reinsurance recoverables, included in other assets, were outstanding with the following reinsurers:

                                                                 December 31,
                                                                ---------------
                                                                 1998    1997
                                                                ------- -------
   Paul Revere Life Insurance Company.......................... $10,795 $ 4,548
   Cologne Life Reinsurance Company............................   6,519   3,724
   Security Life of Denver Insurance Company...................   4,395   1,804
   American United Life Insurance Company......................   3,852   1,332
   Great West Life & Annuity Insurance Company.................   6,394   2,505
   Swiss Re Life & Health Limited..............................   2,422     908
   Other.......................................................  17,828   3,164
                                                                ------- -------
                                                                $52,205 $17,985
                                                                ======= =======

The effect of reinsurance on premiums earned is as follows:

                                                     1998      1997      1996
                                                   --------  --------  --------
   Direct premiums................................ $110,768  $ 30,975  $  2,682
   Reinsurance assumed............................   58,329    62,315    67,483
   Reinsurance ceded..............................  (68,408)  (29,674)  (32,755)
                                                   --------  --------  --------
   Net premiums earned............................ $100,689  $ 63,616  $ 37,410
                                                   ========  ========  ========

Reinsurance and ceded commissions payables, included in other liabilities, were $10,162 and $5,852, at December 31, 1998 and 1997, respectively.

The following provides an analysis of the activity in the liability for benefits relating to group accident and nonmedical health policies and contracts:

                                                  Years ended December 31,
                                                  ----------------------------
                                                    1998      1997     1996
                                                  ---------  -------- --------
   Balance at January 1.......................... $     809  $     0  $    0
     Reinsurance recoverables....................      (647)       0       0
                                                  ---------  -------  ------
   Net balance at January 1......................       162        0       0
                                                  ---------  -------  ------
   Incurred related to:
     Current year................................       303      173       0
     Prior years.................................       (57)     (11)      0
                                                  ---------  -------  ------
                                                        246      162       0
                                                  ---------  -------  ------
   Paid related to:
     Current year................................         2        0       0
     Prior years.................................        18        0       0
                                                  ---------  -------  ------
                                                         20        0       0
                                                  ---------  -------  ------
   Balance at December 31........................       388      162       0
     Add: Reinsurance recoverables...............     1,565      647       0
                                                  ---------  -------  ------
   Balance at December 31........................ $   1,953  $   809  $    0
                                                  =========  =======  ======

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

5. INCOME TAXES

The provision for income tax expense (benefit) in the consolidated statements of income is shown below:

                                                       Current Deferred   Total
                                                       ------- --------  -------
   1998
   Federal............................................ $13,734 $  (788)  $12,946
   State and Local....................................       0     100       100
                                                       ------- -------   -------
     Total............................................ $13,734 $  (688)  $13,046
                                                       ======= =======   =======
   1997...............................................
   Federal............................................ $ 8,473 $(3,772)  $ 4,701
   State and Local....................................     316     (29)      287
                                                       ------- -------   -------
     Total............................................ $ 8,789 $(3,801)  $ 4,988
                                                       ======= =======   =======
   1996
   Federal............................................ $ 5,333 $(1,531)  $ 3,802
   State and Local....................................       0    (751)     (751)
                                                       ------- -------   -------
     Total............................................ $ 5,333 $(2,282)  $ 3,051
                                                       ======= =======   =======

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes are as follows:

                                                      1998     1997     1996
                                                     -------  -------  -------
   Income before taxes.............................. $24,483  $26,957  $12,752
   Income tax rate..................................      35%      35%      35%
                                                     -------  -------  -------
   Expected income tax expense at federal statutory
    income tax rate.................................   8,569    9,435    4,463
   Tax effect of:
     Change in valuation allowance..................       0        0  (13,948)
     NOL benefit write-off..........................       0        0   13,012
     Tax exempt investment income...................    (100)       0        0
     Tax Credits....................................    (100)       0        0
     State and local income taxes...................     100   (1,013)    (488)
     Other, net.....................................   4,577   (3,434)      12
                                                     -------  -------  -------
   Income Tax Expense............................... $13,046  $ 4,988  $ 3,051
                                                     =======  =======  =======

Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                            1998       1997
                                                          ---------  ---------
   Deferred tax assets:
     Policyholder liabilities............................ $ 177,017  $  63,723
     Other, net..........................................    15,453     81,988
                                                          ---------  ---------
       Total gross assets................................   192,470    145,711
                                                          ---------  ---------
   Deferred tax liabilities:
     Investments.........................................    (1,068)    (2,456)
     Deferred policy acquisition costs...................  (208,881)  (168,270)
     Unrealized investment gains, net....................    (8,882)    (9,179)
     Other, net..........................................   (15,973)    (7,872)
                                                          ---------  ---------
       Total gross liabilities...........................  (234,804)  (187,777)
                                                          ---------  ---------
   Net deferred tax liability............................ $ (42,334) $ (42,066)
                                                          =========  =========

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

The sources of the deferred tax expense (benefit) and their tax effects are as follows:

                                                    1998      1997      1996
                                                  --------  --------  --------
   Policyholder liabilities...................... $(49,251) $(23,759) $(17,818)
   Net operating loss carryforward...............        0    12,548       464
   Investments...................................   (1,388)    1,319         0
   Deferred policy acquisition costs.............   40,611    33,621    21,828
   Other, net....................................    9,340   (27,530)   (6,756)
                                                  --------  --------  --------
     Total....................................... $   (688) $ (3,801) $ (2,282)
                                                  ========  ========  ========

6. EMPLOYEE BENEFIT PLANS

Prior to the merger, substantially all employees were employed by NEMLICO and were covered under the Home Office Retirement Plan and related Select Employees' Supplemental Retirement Plan (collectively referred to as the Plans). Subsequent to the merger substantially all of the employees became employees of the Company and continued to be covered by the Plans, which became the Plans of the Company. Under the Plans retirement benefits are based primarily on years of service and the employee's average salary. The Company's funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes.

                                         Pension Benefits     Other Benefits
                                         ------------------  ------------------
                                                    December 31,
                                         --------------------------------------
                                           1998      1997      1998      1997
                                         --------  --------  --------  --------
   Change in projected benefit
    obligation
   Projected benefit obligation at
    beginning of year..................  $210,590  $177,125  $ 46,591  $ 49,654
   Service cost........................     6,927     5,310       942       885
   Interest cost.......................    15,878    13,958     3,267     3,707
   Actuarial gain......................    14,831    15,926     1,256    (3,972)
   Divestitures........................         0         0         0         0
   Curtailments........................         0         0         0         0
   Terminations........................         0         0         0         0
   Change in benefits..................    11,935     5,755       (10)        0
   Benefits paid.......................    (7,674)   (7,484)   (3,059)   (3,683)
                                         --------  --------  --------  --------
   Projected benefit obligation at end
    of year............................  $252,487  $210,590  $ 48,987  $ 46,591
                                         --------  --------  --------  --------
   Change in plan assets
   Contract value of plan assets at
    beginning of year..................  $150,820  $130,995  $      0  $      0
   Actual return on plan assets........    28,309    22,250         0         0
   Employer contribution...............    12,997     5,059         0         0
   Benefits paid.......................    (7,323)   (7,484)        0         0
                                         --------  --------  --------  --------
   Contract value of plan assets at end
    of year............................  $184,803  $150,820  $      0  $      0
                                         --------  --------  --------  --------
   Over/(Under) funded.................  $(67,684) $(59,770) $(48,987) $(46,591)
   Unrecognized net asset at
    transition.........................    (1,674)   (2,844)        0         0
   Unrecognized net actuarial gains....    34,350    35,889   (17,787)  (18,872)
   Unrecognized prior service cost.....    16,854     5,832        (9)        0
                                         --------  --------  --------  --------
   Prepaid (accrued) benefit cost......  $(18,154) $(20,893) $(66,783) $(65,463)
                                         ========  ========  ========  ========
   Qualified plan prepaid pension cost.  $ (2,164) $ (7,205) $      0  $      0
   Non-qualified plan accrued pension
    cost...............................   (15,990)  (13,688)        0         0
                                         --------  --------  --------  --------
   Prepaid (accrued) benefit cost......  $(18,154) $(20,893) $      0  $      0
                                         ========  ========  ========  ========

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                Non-Qualified
                           Qualified Plan           Plan                Total
                          ------------------  ------------------  ------------------
                            1998      1997      1998      1997      1998      1997
                          --------  --------  --------  --------  --------  --------
Aggregate projected
 benefit obligation.....  $226,717  $193,652  $ 25,770  $ 16,938  $252,487  $210,590
Aggregate contract value
 of plan assets
 (principally Company
 contracts).............   184,803   150,820         0         0   184,803   150,820
                          --------  --------  --------  --------  --------  --------
Over/(Under) funded.....  $(41,914) $(42,832) $(25,770) $(16,938) $(67,684) $(59,770)
                          ========  ========  ========  ========  ========  ========

The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                                    Other
                                              Pension Benefits    Benefits
                                              ------------------  ----------
                                                1998      1997    1998  1997
                                              --------  --------  ----  ----
   Weighted average assumptions as of
    December 31,
   Discount rate.............................     7.25%     7.75% 7.00% 7.75%
   Expected return on plan assets............     8.50%     8.75%   --    --
   Rate of compensation increase.............     4.50%     5.00%   --    --

The assumed health care cost trend rate used in measuring the accumulated nonpension postretirement benefit obligation was generally 7.40% in 1998, gradually decreasing to 5.00% over five years and generally 7.80% in 1997, gradually decreasing to 5.00% over eight years.

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                               One %    One %
                                                              Increase Decrease
                                                              -------- --------
   Effect on total of service and interest cost components...  14.50%   12.70%
   Effect on accumulated postretirement benefit obligation...  12.80%   11.30%

The components of periodic benefit costs were as follows:

                                 Pension Benefits            Other Benefits
                            ----------------------------  ---------------------
                              1998      1997      1996     1998   1997    1996
                            --------  --------  --------  ------ ------  ------
   Components of periodic
    benefit cost
   Service cost............ $  6,927  $  5,310  $  5,761  $  942 $  885  $  876
   Interest cost...........   15,878    13,958    12,489   3,267  3,707   3,183
   Expected return on plan
    assets.................  (12,866)  (22,250)  (15,468)      0      0       0
   Net amortization and
    deferrals..............      669    11,092     6,009     167   (871) (1,155)
                            --------  --------  --------  ------ ------  ------
   Net periodic benefit
    cost................... $ 10,608  $  8,110  $  8,791  $4,376 $3,721  $2,904
                            ========  ========  ========  ====== ======  ======

Savings and Investment Plans

The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $2,252, $1,588 and $3,386 for the years ended December 31, 1998, 1997 and 1996, respectively.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

7. LEASES

In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenue. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sub-rental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                  Rental Sub-rental Gross Rental
                                                  Income   Income     Expense
                                                  ------ ---------- ------------
   1999..........................................  $52    $ 4,066     $ 14,851
   2000..........................................   31      7,845       14,805
   2001..........................................    0      7,854       13,221
   2002..........................................    0      7,864       12,336
   2003..........................................    0      8,026       12,023
   Thereafter....................................    0     34,525      114,855
                                                   ---    -------     --------
     Total.......................................  $83    $70,180     $182,091
                                                   ===    =======     ========

8. DEBT

In 1995, the Company borrowed $25,000 from a bank, bearing interest, payable monthly, at a variable rate equal to the greater of the bank's base rate or money market rates plus 0.6% per annum. The interest rate applied was 6.4%, 5.8% and 5.7% at December 31, 1998, 1997 and 1996, respectively. The loan is collateralized by sales loads and surrender charges collected on a defined block of variable life insurance policies issued by the Company. Repayment is structured in a manner to result in repayment over a term of five years or less. The carrying value of the loan approximates its fair value of $13,295. Repayments of principal and interest of $8,612, $3,155 and $0 were made during 1998, 1997 and 1996, respectively. The Company repaid the entire outstanding balance of the loan in January 1999.

Exeter privately placed $75,118 aggregate principal amount, subordinated notes payable (the Notes), on December 30, 1994 which are due December 30, 2004, with no interest payments for the first five years and semiannual interest payments thereafter. The Notes have been discounted to yield 8.45% for the first five years and pay interest at 8.845% thereafter. The Notes are expressly subordinated in right of payment to the insurance liabilities of Exeter. The Notes are not subject to redemption by Exeter or through the operation of a sinking fund prior to maturity. Proceeds of the issuance of the Notes, net of discount, amounted to $50,000. The issue costs of the Notes of $130 were deducted from Notes, net of discount, to arrive at net subordinated notes payable of $49,870. The issue cost will be amortized over the life of the Notes. The Notes are held by MetLife, and the carrying value of the loan approximates its fair value of $69,560, repayments of $0, $0 and $0 were made during 1998, 1997 and 1996, respectively.

9. CONTINGENCIES

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted) for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of approximately, $202, $42, and $42 in 1998, 1997, and 1996, respectively, of which $202, $33, and $27 were to be credited against premium taxes.

The Company has no contingent liabilities that would materially affect the financial position of the Company or the results of its operations. There are no pending legal proceedings that are beyond the ordinary course of business that could have a material financial effect.

10. OTHER OPERATING COSTS AND EXPENSES

Other operating costs and expenses consisted of the following:

                                                   Years Ended December 31,
                                                 ------------------------------
                                                   1998       1997       1996
                                                 ---------  ---------  --------
   Compensation................................. $  86,822  $  58,754  $ 36,172
   Commissions..................................   166,218     77,351    51,617
   Interest and debt expense....................     9,374      6,750     6,261
   Amortization of policy acquisition costs.....    31,994     17,723    22,233
   Capitalization of policy acquisition costs...  (183,064)  (157,670)  (98,016)
   Rent expense, net of sub-lease income........     4,252      4,473     3,060
   Other........................................   201,063    136,961   122,559
                                                 ---------  ---------  --------
     Total...................................... $ 316,659  $ 144,342  $143,886
                                                 =========  =========  ========

11. FAIR VALUE INFORMATION

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Amounts related to the Company's financial instruments are as follows:

                                                             Carrying Estimated
                                                              Value   Fair Value
                                                             -------- ----------
   December 31, 1998:
   Assets
   Fixed Maturities......................................... $769,364  $769,364
   Equity Securities........................................   13,240    13,240
   Policy loans.............................................  135,800   135,800
   Short-term investments...................................   52,285    52,285
   Cash and cash equivalents................................   43,598    43,598
   Liabilities
   Policyholder account balances............................   23,365    22,524
   Other policyholder funds.................................    7,832     7,832
   Short and long-term debt.................................   82,855    82,855

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

                                                             Carrying Estimated
                                                              Value   Fair Value
                                                             -------- ----------
   December  31, 1997:
   Assets
   Fixed Maturities......................................... $734,391  $734,391
   Equity Securities........................................    9,399     9,399
   Policy loans.............................................  104,783   104,783
   Short-term investments...................................   27,944    27,944
   Cash and cash equivalents................................   74,148    74,148
   Liabilities
   Policyholder account balances............................   13,356    12,593
   Other policyholder funds.................................    4,324     4,324
   Short and long-term debt.................................   85,981    85,981

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

Fixed Maturities and Equity Securities

The fair value of fixed maturities and equity securities that are publicly traded are based upon quotations obtained from an independent market pricing service or published by applicable stock exchanges. For securities for which the market values were not readily available, fair values were estimated by management, based primarily on interest rates, maturity, credit quality and average life.

Policy Loans

Policy loans are stated at unpaid principal balances, which approximates fair value.

Cash and Cash Equivalents and Short-term Investments

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

Policyholder Account Balances

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Other policyholder funds include liabilities without defined durations such as policy proceeds and dividends left with the Company. The estimated fair value of such liabilities, which generally are of short duration or have periodic adjustments of interest rates, approximates their carrying value.

Short-term and Long-term Debt

Short-term and long-term debt are stated at unpaid principal balances, which approximates fair value.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

12. STATUTORY FINANCIAL INFORMATION

The reconciliation of statutory surplus and statutory net income, determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities with such amounts determined in conformity with generally accepted accounting principles were as follows:

                                                 Years Ended December 31,
                                               -------------------------------
                                                 1998       1997       1996
                                               ---------  ---------  ---------
Statutory surplus............................. $ 456,525  $ 307,290  $ 355,853
Adjustments to GAAP for:
  Future policy benefits and policyholders
   account balances...........................  (336,821)  (279,510)  (195,273)
  Deferred policy acquisition costs...........   710,961    565,769    434,637
  Deferred Federal Income taxes...............   (42,334)   (42,066)   (40,185)
  Valuation of investments....................    53,514     56,873     11,503
  Statutory asset valuation reserves..........    10,636      8,388      3,335
  Statutory interest maintenance reserve......       816        571        306
  Surplus notes...............................   (69,560)   (64,016)   (58,911)
  Receivables from reinsurance transactions...    26,004     27,519     26,030
  Other, net..................................    35,330     52,724     13,127
                                               ---------  ---------  ---------
GAAP Equity................................... $ 845,071  $ 633,542  $ 550,422
                                               =========  =========  =========
                                                 Years Ended December 31,
                                               -------------------------------
                                                 1998       1997       1996
                                               ---------  ---------  ---------
Statutory net income (loss)................... $ (28,043) $ (37,358) $ (46,021)
Adjustments to GAAP for:
  Future policy benefits and policyholders
   account balances...........................  (196,754)  (311,588)   (41,174)
  Deferred policy acquisition costs...........   135,788    139,947     68,626
  Deferred Federal Income taxes...............       688      3,801      2,282
  Valuation of investments....................   (13,490)         0          0
  Statutory interest maintenance reserve......       245        342        231
  Other, net..................................   113,003    226,825     25,757
                                               ---------  ---------  ---------
Net GAAP Income............................... $  11,437  $  21,969  $   9,701
                                               =========  =========  =========

The Company is currently undergoing an examination by the Massachusetts Department of Insurance. The Company believes that there will be no material audit adjustments for the periods under examination.

13. RELATED PARTY TRANSACTIONS

Prior to the merger NELICO operated under an Administrative Services Agreement with its parent NEMLICO to receive all executive, legal, clerical and other personnel services. Subsequent to the merger of NEMLICO and MetLife, the Company entered into an Administrative Services Agreement to provide all administrative, accounting, legal and similar services to MetLife for certain administered contracts, which are life insurance and annuity contracts issued by NEMLICO prior to the merger, and those policies and contracts defined in the Administrative Services Agreement as Transition Policies which were sold by the Company's field force post-merger.

The Company charged MetLife $193,641, $186,757 and $88,043 including accruals for administrative services on NEMLICO administered contracts for 1998, 1997, and for the period of September 1, 1996 through December 31, 1996, respectively. Prior to the merger, the Company paid $62,643 to NEMLICO for administrative services on

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted) variable-life and variable-annuity contracts for the period of January 1, 1996 through August 31, 1996. In addition, $14,123 and $600 for 1998 and 1997, respectively, was paid or payable by MetLife to the Company for varied and miscellaneous other services. These services were charged based upon direct costs incurred. Service fees are recorded by NELICO as a reduction in operating expenses.

On December 30, 1998 the Company sold to MetLife Credit Corporation shares of preferred stock for $200,000. In 1997, MetLife made a capital contribution to the Company of $50,000 in cash. In 1996, MetLife made a non-cash capital contribution to the Company of common stock of affiliated companies consisting of Exeter, NEPA, NES, Newbury, Omega Reinsurance Corp., TNE Advisers Inc., and TNE Information Services Inc. with a total estimated statutory fair value of $29,558. MetLife also made non-cash capital contributions of home-office properties of $10,301, socially-responsible investments with a book value of $11,916, furniture, equipment and leasehold improvements of $27,816, and a cash contribution of $128,412. Prior to the merger, NEMLICO made a cash contribution to NELICO of $20,000.

On April 30, 1998 the Company acquired all the outstanding stock of N.L. Holding Corporation and its subsidiaries, and concurrently contributed such stock to the Company's downstream holding company, New England Life Holding Inc. In conjunction with the acquisition, the Company entered into employment agreements with key individuals of N.L. Holding Corporation. Under these agreements the Company paid $6,166 in 1998.

The Company entered into a lease agreement with MetLife on August 30, 1996 for the home-office building that it occupies on 501 Boylston Street in Boston, Massachusetts. The Company paid lease payments to MetLife of $2,340, $2,340 and $780 in 1998, 1997 and 1996, respectively.

On June 21, 1996, NEMLICO purchased a mortgage from NELICO for $2,217 that included principal of $2,204, and interest of $13.

Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1998 were $15,204 and $1,159, respectively. Included in accrued income at December 31, 1998, were amounts receivable for sales-based commissions from NEF and SSR totaling $385 and $14, respectively. In 1998, NES earned asset-based income of $9,193 and $139 on average assets of approximately $4,300,000 and $77,000 under management with NEF and SSR, respectively. Included in accrued income at December 31, 1998 were amounts receivable for asset-based commissions from NEF and SSR totaling $593 and $13, respectively.

Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1997 were $16,799 and $1,127, respectively. Included in accrued income at December 31, 1997, were amounts receivable for sales-based commissions from NEF and SSR totaling $233 and $13, respectively. In 1997, NES earned asset-based income of $8,777 and $61 on average assets of approximately $3,900,000 and $33,000 under management with NEF and SSR, respectively.

Exeter has a privately-placed subordinated notes payable to MetLife for $69,560 and $64,016 at December 31, 1998 and 1997, respectively.

Pursuant to certain Reinsurance Agreements, the Company cedes a portion of premiums on certain variable life, traditional life and universal life policies to Omega Reinsurance Corporation. Reinsurance premiums paid by the Company to Omega were $11,539, $10,372 and $5,009 for 1998, 1997 and 1996, respectively.

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

14. SEPARATE ACCOUNTS

Separate accounts reflect non-guaranteed separate accounts totaling $3,258,383 and $1,988,225 at December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees totaling $30,714, $12,642 and $6,464 in 1998, 1997 and 1996, respectively.

15. YEAR 2000

The Year 2000 issue is the result of the widespread use of computer programs written using two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant cost associated with additional mainframe capacity necessary to accommodate a four digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major systems failure or miscalculations. The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 issue will not have a material impact on the operations of the Company. The Company estimates the total cost to resolve its Year 2000 problem to be approximately $51,000, (unaudited) of which approximately $41,300 has been incurred through December 31, 1998.

16. BUSINESS SEGMENT INFORMATION

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments: Individual Life, Individual Annuity, Group Pension, Group Accident and Health, and Corporate. These segments are managed separately because they either provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells a variety of fixed annuity and variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Accident and Health provides group life, group medical, and group disability contracts to corporations and small businesses. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 1998, 1997 and 1996. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

Allocation of net investment income and investment gains (losses), net were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

                                                 December 31, 1998
                          -------------------------------------------------------------------
                                                                       Corporate
                          Individual  Individual  Group      Group        and
                             Life      Annuity   Pension   Life, A&H  Subsidiaries   Total
                          ----------  ---------- --------  ---------  ------------ ----------
REVENUES
Premiums................  $   48,733   $     31  $    417  $ 21,394     $ 30,114   $  100,689
Universal Life and
 Investment-Type
 Product Policy Fees....     161,936      9,332     2,788      (290)           0      173,766
Net Investment Income...     (22,496)    (1,752)     (405)      651       73,079       49,077
Investment Gains,
 (Losses) Net...........        (182)        (7)       (4)       17        5,786        5,610
Commissions, Fees, and
 Other Income...........       9,408      6,042     1,118    20,430      155,413      192,411
                          ----------   --------  --------  --------     --------   ----------
  Total Revenues........     197,399     13,646     3,914    42,202      264,392      521,553
BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits...      84,709      3,943       874    13,561       46,600      149,687
Interest Credited to
 Policyholder
 Account Balances.......       6,337      1,264        83         0           51        7,735
Policyholder Dividends..       1,135          4         0         3       21,847       22,989
Other Operating Costs
 and Expenses...........     103,284     14,324     3,617    15,731      179,703      316,659
                          ----------   --------  --------  --------     --------   ----------
  Total Benefits and
   Other Deductions.....     195,465     19,535     4,574    29,295      248,201      497,070
Income from Operations
 Before
 Income Taxes...........       1,934     (5,889)     (660)   12,907       16,191       24,483
Income Taxes............       9,968       (402)     (423)    3,986          (83)      13,046
                          ----------   --------  --------  --------     --------   ----------
  Net Income............  $   (8,034)  $ (5,487) $   (237) $  8,921     $ 16,274   $   11,437
                          ==========   ========  ========  ========     ========   ==========
Assets
Deferred Policy
 Acquisition Costs......     616,959     42,524     2,359     2,511       46,608      710,961
Separate Account Assets.   2,073,552    835,648   235,467   113,716            0    3,258,383
Policyholder
 Liabilities............     380,586     38,912       768    19,233      501,579      941,078
Separate Account
 Liabilities............   2,073,552    835,648   235,467   113,716            0    3,258,383

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

                                                 December 31, 1997
                          -----------------------------------------------------------------
                                                                     Corporate
                          Individual Individual  Group      Group       and
                             Life     Annuity   Pension   Life, A&H Subsidiaries   Total
                          ---------- ---------- --------  --------- ------------ ----------
REVENUES
Premiums................  $   27,200  $     31  $      0   $ 3,743    $ 32,642   $   63,616
Universal Life and
 Investment-Type
 Product Policy Fees....     139,235     4,732       486       704           0      145,157
Net Investment Income...      31,905      (270)      (20)     (118)     29,562       61,059
Investment Gains,
 (Losses) Net...........         523         0         0         0         367          890
Commissions, Fees, and
 Other Income...........       9,542     3,253       266     4,383      10,858       28,302
                          ----------  --------  --------   -------    --------   ----------
Total Revenue...........     208,405     7,746       732     8,712      73,429      299,024
BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits...      71,010     3,431         0     3,827      21,912      100,180
Interest Credited to
 Policyholder
 Account Balances.......       5,371       664       149         0          36        6,220
Policyholder Dividends..         507         1         0         0      20,817       21,325
Other Operating Costs
 and Expenses...........      98,664    10,777     2,092     6,745      26,064      144,342
                          ----------  --------  --------   -------    --------   ----------
  Total Benefits and
   Other Deductions.....     175,552    14,873     2,241    10,572      68,829      272,067
Income from Operations
 Before Income Taxes....      32,853    (7,127)   (1,509)   (1,860)      4,600       26,957
Income Taxes............       2,701    (1,203)     (504)     (447)      4,441        4,988
                          ----------  --------  --------   -------    --------   ----------
  Net Income............  $   30,152  $ (5,924) $ (1,005)  $(1,413)   $    159   $   21,969
                          ==========  ========  ========   =======    ========   ==========
Assets
Deferred Policy
 Acquisition Costs......     498,208    24,226     1,347       877      41,111      565,769
Separate Account Assets.   1,426,347   450,441   111,437         0           0    1,988,225
Policyholder
 Liabilities............     258,880    20,476       197     6,398     463,269      749,220
Separate Account
 Liabilities............   1,426,347   450,441   111,437         0           0    1,988,225

New England Life Insurance Company

For the Years Ended December 31, 1998, 1997 and 1996 (Dollars In Thousands, except as noted)

                                                 December 31, 1996
                          ----------------------------------------------------------------
                                                                    Corporate
                          Individual Individual  Group     Group       and
                             Life     Annuity   Pension  Life, A&H Subsidiaries   Total
                          ---------- ---------- -------  --------- ------------ ----------
REVENUES
Premiums................   $  1,729   $      0  $    0    $    56    $ 35,625   $   37,410
Universal Life and
 Investment-Type
 Product Policy Fees....    101,153        603       0          0           0      101,756
Net Investment Income...     23,667       (105)     (2)        (6)     26,074       49,628
Investment Gains,
 (Losses) Net...........        396          0       0          0       8,426        8,822
Commissions, Fees and
 Other Income...........      8,340         45     290        363      35,892       44,930
                           --------   --------  ------    -------    --------   ----------
  Total Revenues........    135,285        543     288        413     106,017      242,546
BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits...     25,595        654       0        176      39,095       65,520
Interest Credited to
 Policyholder
 Account Balances.......      5,345        167       0          0          46        5,558
Policyholder Dividends..         13          0       0          0      14,817       14,830
Other Operating Costs
 and Expenses...........     81,559     13,499      71      1,798      46,959      143,886
                           --------   --------  ------    -------    --------   ----------
  Total Benefits and
   Other Deductions.....    112,512     14,320      71      1,974     100,917      229,794
Income from Operations
 Before Income Taxes....     22,773    (13,777)    217     (1,561)      5,100       12,752
Income Taxes............     (2,772)       723       0          0       5,100        3,051
                           --------   --------  ------    -------    --------   ----------
  Net Income............   $ 25,545   $(14,500) $  217    $(1,561)   $      0   $    9,701
                           ========   ========  ======    =======    ========   ==========
Assets
Deferred Policy
 Acquisition Costs......    378,397     11,883     147          0      44,209      434,636
Separate Account Assets.    999,130    201,180   6,649          0           0    1,206,959
Policyholder
 Liabilities............    181,484      6,657       0        529     459,884      648,554
Separate Account
 Liabilities............    999,130    201,180   6,649          0           0    1,206,959

Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

                      NEW ENGLAND LIFE INSURANCE COMPANY
                              501 BOYLSTON STREET
                               BOSTON, MA 02116

                                    RECEIPT

  This is to acknowledge receipt of an American Gateway Series Prospectus dated April 30, 1999. This Variable Life Policy is offered by New England Life Insurance Company.

_____________________________________     _____________________________________
               (Date)                             (Client's Signature)

                                    Part II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                             RULE 484 UNDERTAKING

     Section 9 of NELICO's By-Laws provides that NELICO shall, to the extent legally permissible, indemnify its directors and officers against liabilities and expenses relating to lawsuits and proceedings based on such persons' roles as directors or officers. However, Section 9 further provides that no such indemnification shall be made with respect to any matter as to which a director or officer is adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation. Section 9 also provides that in the event a matter is disposed of by a settlement payment by a director or officer, indemnification will be provided only if the settlement is approved as in the best interest of the corporation by (a) a disinterested majority of the directors then in office, (b) a majority of the disinterested directors then in office, or (c) the holders of a majority of outstanding voting stock (exclusive of any stock owned by any interested director or officer).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of NELICO pursuant to the foregoing provisions, or otherwise, NELICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by NELICO of expenses incurred or paid by a director, officer, or controlling person of NELICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, NELICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                REPRESENTATIONS

     New England Life Insurance Company hereby represents that the fees and charges deducted under the modified single premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.

                      CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.

     The prospectus consisting of 133 pages.

     The undertaking to file reports.

     The undertaking pursuant to Rule 484(b) under the Securities   Act of 1933.

     Representations.

     The signatures.

     Written consents of the following persons:

          H. James Wilson, Esq. (see Exhibit 3(i) below)
          Rodney J. Chandler, F.S.A., M.A.A.A.
               (see Exhibit 3(ii) below)
          Sutherland Asbill & Brennan LLP (see Exhibit 6 below)
          Independent Auditor (see Exhibit 11 below)

     The following exhibits:

     1.A. (1)       January 31, 1983 resolution of the Board of
                     Directors of NEVLICO **
          (2)       None
          (3) (a)   Distribution Agreement between NEVLICO and NELESCO ***
           (b) (i)  Form of Contract between NELICO and its General Agents **

               (ii) Form of Contract between NEVLICO and its Agents ***
               (c)  Commission Schedule for Policies ##
               (d)  Form of contract among NELICO and other broker dealers *
               (e)  Additional Forms of selling agreement among NELICO, NES and other broker-dealers ####
          (4)       None
          (5)  (a)  Specimens of Policy #
               (b)  Accelerated Death Benefit Rider +
               (c)  Accelerated Death Benefit Rider- Long Term Care ++++
          (6)  (a)  Amended and restated Articles of Organization of NELICO ###
               (b)  Amended and restated By-Laws of NELICO *
               (c)  Amendments to the Amended and restated Articles of
                    Organization of NELICO ++++
          (7)       None
          (8)       None
          (9)       None
          (10) (a)  Specimen of Applications for Policy #
               (b)  Additional specimen of Applications ++++
     2.             See Exhibit 3(i)
     3. (i)         Opinion and Consent of H. James Wilson, Esquire ##
        (ii)        Opinion and Consent of Rodney J. Chandler,  F.S.A., M.A.A.A.

     4.             None
     5.             Inapplicable
     6.             Consent of Sutherland Asbill & Brennan LLP
     7.   (i)       Powers of Attorney ###
          (ii)      Power of Attorney for James M. Benson, Robert  H.
                    Benmosche and Catherine A. Rein ++
          (iii)     Powers of Attorney for David Rogers and Richard Robinson +++
     8.             Inapplicable
     9.             Inapplicable
    10.             Inapplicable
    11.             Consent of Independent Auditor
    12.             Schedule for computation of performance quotations ***
    13.       (i)   Consolidated memorandum describing certain procedures,
                    filed pursuant to Rule 6e-2(b)(12)(ii) and Rule 6e-3(T)(b)(12)(iii) ***
              (ii)  Second Addendum to Consolidated
                            Memorandum +++++

 # Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 33-65263, filed December 21, 1995.

## Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 33-65263, filed June 10, 1996.

### Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed February 13, 1997.

#### Incorporated herein by reference to the Post-Effective Amendment No.2 to the Variable Account's Form S-6 Registration Statement, File No. 33-65263, filed April 30, 1997.

* Incorporated herein by reference to the Pre-effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed July 16, 1997.

** Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 33-66864, filed February 25, 1998.

*** Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 24, 1998.

+ Incorporated herein by reference to Post-Effective Amendment No. 3 to the Variable Account's Form S-6 Registration Statement, File No. 33-65263, filed April 30, 1998.

++ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-46401, filed July 9, 1998.

+++ Incorporated herein by reference to Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, filed January 20, 1999.

++++ Incorporated herein be reference to the Post-Effective Amendment No.4 to the Variable Account's Form S-6 Registration Statement, File No. 33-65263, filed February 24, 1999.

+++++ Incorporated herein be reference to the Post-Effective Amendment No.10 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 26, 1999.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 26th day of April, 1999.

                                             New England Variable Life Separate
                                               Account
                                                 (Registrant)

                                             By:   New England Life Insurance
                                                   Company
                                                       (Depositor)


                                             By:   /s/ H. James Wilson
                                                   -------------------
                                                   H. James Wilson
                                                   Executive Vice President and
                                                   General Counsel
Attest:


/s/Marie C. Swift
-----------------
  Marie C. Swift

     Pursuant to the requirements of the Securities Act of 1933, New England Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 26th day of April, 1999.


                                              New England Life Insurance Company
(Seal)


Attest:  /s/ Marie C. Swift    By:                 By: /s/ H. James Wilson
         ------------------                           -------------------
          Marie C. Swift                              H. James Wilson
                                                      Executive Vice President
                                                      and General Counsel

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 1999.



       *                                      Chairman, President and
-------------------------                     Chief Executive Officer
James M. Benson

       *                                            Director
-------------------------
Robert H. Benmosche

       *                                            Director
-------------------------
Susan C. Crampton

       *                                            Director
-------------------------
Edward A. Fox

       *                                            Director
-------------------------
George J. Goodman

       *                                            Director
-------------------------
Evelyn E. Handler

       *                                            Director
-------------------------
Philip K. Howard, Esq.

       *                                            Director
-------------------------
Bernard A. Leventhal

       *                                            Director
-------------------------
Thomas J. May

         *                                          Director
-------------------------
Stewart G. Nagler

         *                                          Director
-------------------------
Catherine A. Rein
                                            Second Vice President and
         *                                   Chief Accounting Officer
-------------------------
Richard A. Robinson

         *                                 Executive Vice President and
-------------------------                    Chief Financial Officer
David Y. Rogers

         *                                          Director
-------------------------
Rand N. Stowell

         *                                          Director
-------------------------
Alexander B. Trowbridge



                                       By: /s/ Anne M. Goggin
                                           ------------------
                                            Anne M. Goggin, Esq.
                                               Attorney-in-fact


* Executed by Anne M. Goggin, Esquire on behalf of those indicated pursuant to powers of attorney filed with the Variable Account's Form S-6 Registration Statement, File No. 333-21767, on February 13, 1997, Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-46401, on July 9, 1998, and Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, on January 20, 1999.




gate99

                                 EXHIBIT LIST


                                                                  Sequentially
Exhibit Number                        Title                       Numbered Page*
--------------                        -----                       --------------



  3. (ii)    Opinion and Consent of Rodney J.
             Chandler, F.S.A., M.A.A.A.

  6.         Consent of Sutherland, Asbill &
             Brennan LLP

  11.        Consent of the Independent Auditors



_________
*  Page numbers inserted on manually-signed copy only.